UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	(811-21598)

Exact name of registrant as specified in charter:	Putnam RetirementReady Funds

Address of principal executive offices:	One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Robert T. Burns, Vice President One Post Office Square Boston, Massachusetts 02109

Copy to:	John W. Gerstmayr, Esq. Ropes & Gray LLP 800 Boylston Street Boston, Massachusetts 02199-3600

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end:	July 31, 2013

Date of reporting period:	August 1, 2012 — January 31, 2013

Item 1. Report to Stockholders:

The following is a copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Investment Company Act of 1940:

Putnam RetirementReady® Funds

Semiannual report 1|31|13

A world of investing.™

Putnam INVESTMENTS

PUTNAM RETIREMENT READY FUNDS invest in a diversified mix of Putnam portfolios and funds to match the time horizons of retirement investors.

Putnam
RetirementReady®
Funds

Putnam RetirementReady 2055 Fund	Putnam RetirementReady 2030 Fund
Putnam RetirementReady 2050 Fund	Putnam RetirementReady 2025 Fund
Putnam RetirementReady 2045 Fund	Putnam RetirementReady 2020 Fund
Putnam RetirementReady 2040 Fund	Putnam RetirementReady 2015 Fund
Putnam RetirementReady 2035 Fund	Putnam Retirement Income Fund Lifestyle 1

Semiannual report
1 | 31 | 13

Message from the Trustees	1

About the funds	2

Performance snapshot	4

Interview with your fund’s portfolio manager	5

Your fund’s performance	12

Your fund’s expenses	21

Terms and definitions	26

Other information for shareholders	27

Financial statements	28

Consider these risks before investing: The allocation of assets among the underlying funds may hurt performance. The funds also bear the following risks associated with the underlying funds. International investing involves certain risks, such as currency fluctuations, economic instability, and political developments. Additional risks may be associated with emerging-market securities, including illiquidity and volatility. Investments in small and/or midsize companies increase the risk of greater price fluctuations. Lower-rated bonds may offer higher yields in return for more risk. Funds that invest in government securities are not guaranteed. Mortgage-backed securities are subject to prepayment risk. An underlying fund’s allocation of assets among permitted asset categories may hurt performance. Derivatives also involve the risk, in the case of many over-the-counter instruments, of the potential inability to terminate or sell derivatives positions and the potential failure of the other party to the instrument to meet its obligations. The efforts of some underlying funds to produce lower-volatility returns may not be successful and may make it more difficult at times for these funds to achieve their targeted returns. In addition, under certain market conditions, these funds may accept greater volatility than would typically be the case in order to seek their targeted returns. Growth stocks may be more susceptible to earnings disappointments, and value stocks may fail to rebound. Bond investments are subject to interest-rate risk, which means the prices of the underlying funds’ bond investments are likely to fall if interest rates rise. Bond investments also are subject to credit risk, which is the risk that the issuer of the bond may default on payment of interest or principal. Interest-rate risk is generally greater for longer-term bonds, and credit risk is generally greater for below-investment-grade bonds, which may be considered speculative. Unlike bonds, funds that invest in bonds have ongoing fees and expenses. An underlying fund’s active trading strategies may lose money or not earn a return sufficient to cover trading and other costs. An underlying fund’s use of leverage increases these risks by increasing investment exposure. The prices of stocks and bonds in the underlying funds’ portfolio may fall or fail to rise over extended periods of time for a variety of reasons, including both general financial market conditions and factors related to a specific issuer or industry. The funds may invest in a money market fund for cash management. Money market funds are not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other governmental agency. Although money market funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in these funds.

Message from the Trustees

Dear Fellow Shareholder:

Stock markets around the world have continued to show strength into 2013, with the S&P 500 Index delivering its best January return since 1997. Investors witnessed several positive developments, including the U.S. fiscal cliff bill that Congress passed on January 1, 2013; the improving employment and housing situations; a more stable Europe; and China’s “soft landing” and positive growth.

Today’s market environment is one of slow and steady improvement, but uncertainties linger. Questions remain about potential economic fallout from the upcoming debt ceiling and budget sequestration debates in the United States. And the sovereign debt situation in Europe, while stabilized, is far from resolved.

At Putnam, our investment team is focused on actively managing risk and pursuing returns in today’s volatile global market. As always, it is important to rely on the guidance of your financial advisor to help you manage your investment portfolio in accordance with your goals and risk tolerance.

We would also like to extend a welcome to new shareholders of the fund and to thank all of our investors for your continued confidence in Putnam.

Putnam RetirementReady® Funds

Diversification that adjusts automatically over time

It can be challenging to diversify and monitor your retirement investments, but Putnam RetirementReady Funds can make it a little easier.

Each fund invests in a combination of Putnam portfolios to provide you with exposure to a variety of asset classes and investment styles. A fund's target date corresponds to the year you expect to begin withdrawing assets — which is typically in retirement. Investment allocations are more aggressive when the target date is far off and gradually become more conservative as this date draws closer.

While the funds offer attractive features, the principal value of the funds is not guaranteed at any time, including the target date. While diversification can help protect your returns from excessive volatility, you can still lose money.

UNDERLYING PUTNAM FUNDS
RetirementReady Funds allocate your retirement savings across a series of underlying funds based on your targeted retirement date.

	2055 Fund	2050 Fund	2045 Fund	2040 Fund	2035 Fund	2030 Fund	2025 Fund	2020 Fund	2015 Fund	Retirement Income Fund Lifestyle I
Putnam Dynamic Asset Allocation Equity Fund	73%	69%	52%	33%	11%	0%	0%	0%	0%	0%
Putnam Dynamic Asset Allocation Growth Fund	16%	21%	36%	54%	68%	53%	18%	0%	0%	0%
Putnam Dynamic Asset Allocation Balanced Fund	0%	0%	0%	0%	4%	22%	47%	42%	14%	0%
Putnam Dynamic Asset Allocation Conservative Fund	0%	0%	0%	0%	0%	0%	1%	12%	27%	34%
Putnam Money Market Fund	1%	1%	1%	1%	2%	3%	4%	5%	6%	6%
Putnam Absolute Return 700 Fund®	8%	8%	8%	8%	9%	12%	14%	12%	6%	0%
Putnam Absolute Return 500 Fund®	2%	2%	2%	2%	4%	5%	7%	14%	24%	30%
Putnam Absolute Return 300 Fund®	0%	0%	0%	0%	0%	2%	6%	10%	16%	21%
Putnam Absolute Return 100 Fund®	1%	1%	2%	3%	3%	3%	4%	5%	7%	9%

ASSET CLASS WEIGHTING

Fixed Income
Equity
Morningstar average equity allocations as of 1/31/13
5%
6%
10%
15%
22%
30%
40%
52%
65%
75%
85%
79%
81%
75%
75%
66%
60%
48%
42%
32%
95%
94%
90%
85%
78%
70%
60%
48%
35%
25%

Fund allocations are based on each fund's strategic allocation to the underlying Putnam funds set forth in the most recent prospectus. Asset class weightings are hypothetical estimates based on strategic allocations to equity and fixed income of each Putnam Dynamic Asset Allocation Fund set forth in its prospectus, and assumptions that Putnam Money Market Fund, Putnam Absolute Return 100 Fund, and Putnam Absolute Return 300 Fund are equivalent to fixed income; Putnam Absolute Return 500 Fund is equivalent to 50% fixed income/50% equity; and Putnam Absolute Return 700 Fund is equivalent to equity. Actual allocations will vary. Because of rounding in the calculation of allocations among underlying Putnam funds and of asset class weighting, actual allocations may be more or less than these percentages, and total portfolio percentages may be more or less than 100%. For further information, please see the most recent prospectus.

2 RetirementReady® Funds
RetirementReady® Funds 3

Performance snapshot

Annualized total return (%) comparison as of 1/31/13

Fund returns for class A shares before sales charges

	2055 Fund	2050 Fund	2045 Fund	2040 Fund	2035 Fund

	Before sales charge	Before sales charge	Before sales charge	Before sales charge	Before sales charge

Life of fund*	9.48%	4.53%	4.82%	4.88%	4.77%

5 years	—	2.74	2.80	2.97	2.99

3 years	—	11.11	10.92	10.68	10.15

1 year	15.18	15.05	14.75	14.43	13.57

6 months†	11.75	11.57	11.18	10.73	9.76

					Retirement
					Income Fund
	2030 Fund	2025 Fund	2020 Fund	2015 Fund	Lifestyle 1

	Before sales charge	Before sales charge	Before sales charge	Before sales charge	Before sales charge

Life of fund*	4.62%	4.36%	3.85%	3.26%	2.91%

5 years	2.89	2.59	2.27	1.73	2.39

3 years	9.36	8.36	7.15	5.65	4.30

1 year	12.35	10.79	9.07	7.43	6.39

6 months†	8.32	6.60	4.96	3.66	2.95

Current performance may be lower or higher than the quoted past performance, which cannot guarantee future results. Share price, principal value, and return will fluctuate, and you may have a gain or a loss when you sell your shares. Performance of class A shares assumes reinvestment of distributions and does not account for taxes. Fund returns in the table above do not reflect a sales charge of 4.00% for Retirement Income Fund Lifestyle 1 and 5.75% for all other funds; had they, returns would have been lower. See pages 5 and 12–21 for additional performance information. For a portion of the periods, the funds had expense limitations, without which returns would have been lower. To obtain the most recent month-end performance, visit putnam.com.

* With the exception of Putnam RetirementReady 2050 Fund and 2055 Fund (inceptions: 5/2/05 and 11/30/10, respectively), the inception date of all share classes of RetirementReady Funds is 11/1/04.

† Returns for the six-month period are not annualized, but cumulative.

4	RetirementReady® Funds

Interview with your fund’s portfolio manager

How did Putnam RetirementReady® Funds perform for the semiannual period ended January 31, 2013?

With broad improvement in macroeconomic conditions contributing to a more upbeat outlook for global growth, investors migrated into more economically sensitive, higher-risk assets — fueling a considerable rally for the six months ended January 31, 2013. It was a rewarding time to be invested in the markets, and we are happy to report that the funds posted positive results across the board. Given the “risk-on” rally and the renewed focus on fundamentals, the funds’ slightly pro-risk investment stance was prudent, as demand for credit-sensitive fixed-income investments and growth-oriented, cyclical equities outperformed more conservative or defensive investments.

Could you highlight some of the more notable performers for the reporting period?

Interestingly, after months of strong performance, market leadership transitioned from U.S. stocks to international stocks during the period. While U.S. stocks delivered positive gains, international equity markets posted even stronger results, as fears waned over the prospects of the eurozone’s demise and economic data suggested that China’s economy was beginning to reaccelerate. Japan also experienced a jolt of new life this past December in the wake of national elections and the installation of new political

This chart shows performance of broad market indexes for the six months ended 1/31/13. See pages 4 and 12–21 for fund performance information. Index descriptions can be found on page 26.

RetirementReady® Funds	5

leadership. Japanese exporters rallied as a result of improving prospects as well as from a sharply declining yen, offering hope for an area characterized by protracted economic and market weakness.

Emerging markets also rebounded nicely during the period. As an asset class, emerging markets are more heavily geared toward cyclical sectors, which were weak relative to defensive stocks before investors rediscovered their appetites for risk. Importantly, domestic capital markets are still evolving in these countries and are reliant upon the infusion of foreign investor capital. Given the general abatement of macro risks and a steadier growth outlook, we believe emerging markets could continue to show areas of strength well into 2013.

From an industry perspective, global financials was one of the strongest-performing sectors for the period. Despite the rally, however, fear continues to be priced into U.S., European, and Asian banking and insurance companies. As long as the macroeconomic outlook calls for low to moderate growth, we believe financial stocks around the globe could continue to display strong momentum, especially since valuations remain quite attractive, in our view, despite the positive movement to date.

Are U.S. interest rates likely to remain “range-bound”?

They appear likely to for the foreseeable future. The Federal Reserve launched “QE3” in September 2012, a bond-buying program authorized to purchase up to $40 billion of agency mortgage-backed securities per month. Not long after, in December, the Fed replaced the expiring “Operation Twist” with an additional unlimited round of easing, targeting up to $45 billion worth of intermediate- and longer-term Treasuries per month — with no intent of stopping so long as inflation remains below 2.5% and unemployment stays above 6.5%. These kinds of explicit targets are rare coming from the Fed, and, we believe, provide some welcome insight as to when the Fed is likely to begin shifting to a more neutral monetary stance.

Do you think U.S corporate debt will continue to outperform in the slow-growth environment?

Our outlook for corporate debt — including the investment-grade, high-yield, and floating-rate segments of the market — remains positive, although we believe it is unlikely that these markets will post the heady gains in 2013 that investors enjoyed in 2012. Given the rally, credit spreads [the difference in yield between higher- and lower-rated bonds] tightened significantly, particularly in the high-yield market, and are in line with their long-term average.

Our base case forecast for 2013 is for continued slow, but steady economic growth. As we have discussed before, that kind of an environment has often been supportive of corporate debt, especially relative to equities. Broadly speaking, equity investors are reliant on earnings growth and multiple expansions, which can prove elusive in a slow-growth environment. Corporate debt investors, on the other hand, are concerned primarily with repayment of interest and principal, which does not necessarily require a thriving economy. Corporations today, as has been the case for the past four years, are sitting on record amounts of cash and have been extremely conservative with their plans for expansion or investment in new equipment and personnel. This fact is reflected in part by the below-average default rate, which was around 1.5% as of the end of 2012. This figure continues to be well below the 4.5% long-term average, and may remain below average for at least the next several quarters.

6	RetirementReady® Funds

Has the eurozone turned the corner?

During the period, the actions of policymakers and the European Central Bank [ECB] helped to mitigate the risk of a eurozone breakup. Thus, we believe the fiscal condition of the eurozone is unlikely to be as relevant to investors in 2013 as it was in the first half of 2012. The situation has stabilized, and the focus has turned to Europe’s medium-and long-term structural issues, including fostering competitive economies and reforming unsustainable entitlement states. While these are not small hurdles, we find it unlikely that sluggish progress in Europe will trigger renewed fears of an imminent liquidity event.

We are by no means bullish on the outlook for Europe, however. Growth figures in the fourth quarter were disappointingly low, and many countries are likely to still remain in recession. That said, while we believe there will be bumps along the way on Europe’s road to recovery, the stability of interest rates today and the gradual structural reforms that policymakers are introducing should be enough to entice some investors to reexamine and perhaps reenter European markets.

Given the strength of the rally in equities during the period, are we seeing the beginning of a shift of investor assets out of bonds into stocks?

There is still an extraordinary amount of money on the sidelines or in safe-haven Treasuries, and we believe these investors may be more attuned to the opportunity costs of inaction in 2013. Furthermore, even considering the strong run for equities in 2012, it could be argued that many sectors have seen only a small correction in the market anomalies of the past several years.

The strongest case for equities today may be their potential relative to other asset classes. In many instances, we are seeing equities delivering more attractive dividend yields than their fixed-income counterparts, while offering the added benefit of capital appreciation potential. Among dividend-paying stocks, a focus on dividend growers over dividend payers should be beneficial. While investor demand has driven the highest dividend payers to expensive levels, in areas such as financials, we are seeing historically low payout ratios, making dividend growth a possibility in 2013.

Does the changing correlation landscape have implications for the funds’ portfolio construction?

While investors naturally focus on expected returns, we also pay attention to the volatility of various investment choices, as well as the correlation structure of markets. As 2013 begins, we find that important changes are occurring in this structure that could shape investment strategies. We have begun to see a decline in the elevated correlations across all kinds of equities and risk assets, which has been a hallmark of recent years. The Fed has become the dominant buyer of Treasuries through its quantitative easing programs. When these programs are ultimately unwound, we expect pressure on Treasury bond prices. Second, it seems a goal of the aggressive monetary policy choices around the world is to foment inflation, which would ease the sting of outstanding debts. While inflation is unlikely to be a problem this year, we expect inflationary pressures ultimately to erode the real return of fixed-income investments beyond 2013.

RetirementReady® Funds	7

Given the markets’ rally, are you upbeat about prospects for performance later this year?

Broadly speaking, investors had a defensive mindset in 2012, and often focused on what might next go wrong in the capital markets. We believe that mindset may be starting to shift, with investors more focused now on where the best investment opportunities lie. With the tax component of the fiscal cliff now resolved and the European sovereign debt situation more stable, it seems that there are relatively few storm clouds looming on the horizon for investors. The outlook for developed global economies is by no means rosy, but we believe that the current environment presents an opportunity for measured risk taking, and that investors will be more willing to move off the sidelines in the absence of another perceived crisis.

Thank you, Robert, for your time and insights today.

Please note that the holdings discussed in this report may not have been held by the fund for the entire period. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk.

The views expressed in this report are exclusively those of Putnam Management and are subject to change. They are not meant as investment advice.

Of special interest

On February 1, 2013, Putnam Investments announced a new leadership structure for its Global Asset Allocation (GAA) investment organization, which manages Putnam RetirementReady Funds. Working closely with Walter C. Donovan, Chief Investment Officer at Putnam, the team will be led by Co-Heads James A. Fetch; Robert J. Kea, CFA; Robert J. Schoen; and

A word about derivatives

Derivatives are an increasingly common type of investment instrument, the performance of which is derived from an underlying security, index, currency, or other area of the capital markets. Derivatives employed by the funds’ managers generally serve one of two main purposes: to implement a strategy that may be difficult or more expensive to invest in through traditional securities, or to hedge unwanted risk associated with a particular position.

For example, the funds’ managers might use forward currency contracts to capitalize on an anticipated change in exchange rates between two currencies. This approach would require a significantly smaller outlay of capital than purchasing traditional bonds denominated in the underlying currencies. In another example, the managers may identify a bond that they believe is undervalued relative to its risk of default, but may seek to reduce the interest-rate risk of that bond by using interest-rate swaps, a derivative through which two parties “swap” payments based on the movement of certain rates. In other examples, the managers may use options and futures contracts to hedge against a variety of risks by establishing a combination of long and short exposures to specific equity markets or sectors.

Like any other investment, derivatives may not appreciate in value and may lose money. Derivatives may amplify traditional investment risks through the creation of leverage and may be less liquid than traditional securities. And because derivatives typically represent contractual agreements between two financial institutions, derivatives entail “counterparty risk,” which is the risk that the other party is unable or unwilling to pay. Putnam monitors the counterparty risks we assume. For example, Putnam may enter into collateral agreements that require the counterparties to post collateral on a regular basis to cover their obligations to the funds.

8	RetirementReady® Funds

Jason R. Vaillancourt, CFA. All four co-heads are long-time Putnam GAA veterans, who average 22 years of overall investment experience, including an average of 18 years at Putnam. Consistent with the current approach, Fetch continues to lead portfolio construction and risk, Kea drives top-down equity efforts, Schoen oversees equity process and risk, and Vaillancourt manages global macro efforts. Jeffrey L. Knight, who previously led the group, has left the firm to pursue other opportunities.

IN THE NEWS

Mixed signals are coming from the U.S. economy. On the positive side, the unemployment rate continues to tick down, the housing sector is recovering, and the stock market has reached multi-year highs. But uncertainty remains. The nation’s GDP was essentially flat in the fourth quarter of 2012, after several consecutive quarters of expansion. A precipitous drop in military spending contributed to the slowdown, and many questions remain about government spending and its impact on GDP going forward. Consumer confidence recently dropped following the tax increases resulting from the fiscal cliff resolution, as people anticipate the pinch of less take-home pay. The next few months should provide clearer direction for the markets on government spending and the resilience of the recovery.

RetirementReady® Funds	9

Composition of the funds’ underlying investments

Historically, each Putnam RetirementReady® Fund invests, to varying degrees, in a variety of Putnam mutual funds. This section describes the goals and strategies of each of the underlying Putnam funds. For more information, please see the funds’ prospectus.

Putnam Absolute Return 100, 300, 500, and 700 Funds

Each fund pursues an “absolute return” strategy that seeks to earn a positive total return over a reasonable period of time (generally at least three years or more) regardless of market conditions or general market direction. The target return for each fund is the rate of inflation plus a number of basis points specified in the fund’s name. For example, the Absolute Return 500 Fund seeks to earn a total return of 500 basis points (or 5.00%) over the rate of inflation. The funds pursue their goals through portfolios that are structured to offer varying degrees of risk, expected volatility, and expected returns.

Putnam Dynamic Asset Allocation Equity Fund

The fund’s portfolio invests mainly in common stocks (growth or value stocks or both) of large and midsize companies worldwide and is designed for investors seeking long-term growth. The fund typically allocates approximately 75% of its assets to investments in U.S. companies and 25% of its assets to international companies, but allocations may vary. The Portfolio Managers can adjust allocations based on market conditions.

Putnam Dynamic Asset Allocation Growth Fund

The fund’s portfolio invests mainly in equity securities (growth or value stocks or both) of U.S. and international companies and is designed for investors seeking capital appreciation with moderate risk. The fund’s strategic equity weighting is 80% (the range is 65% to 95%), with the balance invested in a range of fixed-income investments. The Portfolio Managers can adjust allocations based on market conditions.

Putnam Dynamic Asset Allocation Balanced Fund

The fund’s portfolio is diversified across stocks and bonds in global markets and is designed for investors seeking total return. The fund’s strategic equity allocation is 60% (the range is 45% to 75%), with the balance invested in bonds and money market instruments. The Portfolio Managers can adjust the allocations based on market conditions.

Putnam Dynamic Asset Allocation Conservative Fund

The fund’s globally diversified portfolio emphasizes bonds over stocks and is designed for investors who want to protect the value of their investment while receiving regular income and protection against inflation. The strategic fixed-income allocation is 70% (with a range of 55% to 85%), with the balance invested in stocks and money market instruments. The Portfolio Managers can adjust allocations based on market conditions.

10	RetirementReady® Funds

Putnam Money Market Fund

The fund seeks as high a rate of current income as Putnam Management believes is consistent with preservation of capital and maintenance of liquidity. The fund invests mainly in money market instruments that are high quality and have short-term maturities.

Money market funds are not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other governmental agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

Allocations by fund as of 1/31/13

										Putnam
	Putnam	Putnam	Putnam	Putnam	Putnam	Putnam	Putnam	Putnam	Putnam	Retirement
	RetirementReady	RetirementReady	RetirementReady	RetirementReady	RetirementReady	RetirementReady	RetirementReady	RetirementReady	RetirementReady	Income Fund
Underlying Putnam Fund	2055 Fund	2050 Fund	2045 Fund	2040 Fund	2035 Fund	2030 Fund	2025 Fund	2020 Fund	2015 Fund	Lifestyle 1

Putnam Dynamic Asset
Allocation Equity Fund	73.7%	69.0%	52.8%	33.6%	10.7%	0.0%	0.0%	0.0%	0.0%	0.0%

Putnam Dynamic Asset
Allocation Growth Fund	15.9%	20.4%	35.9%	53.9%	68.3%	53.4%	17.8%	0.0%	0.0%	0.0%

Putnam Dynamic Asset
Allocation Balanced Fund	0.0%	0.0%	0.0%	0.0%	3.8%	21.7%	47.1%	42.2%	14.5%	0.0%

Putnam Dynamic Asset
Allocation Conservative Fund	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	1.0%	12.1%	27.4%	34.1%

Putnam Absolute Return
700 Fund	7.3%	7.3%	7.3%	7.3%	8.8%	11.6%	13.4%	12.3%	5.9%	0.0%

Putnam Absolute Return
500 Fund	2.1%	2.1%	2.1%	2.3%	3.9%	5.2%	7.3%	13.4%	23.5%	30.0%

Putnam Absolute Return
300 Fund	0.0%	0.0%	0.0%	0.0%	0.4%	2.3%	5.6%	9.9%	15.6%	21.1%

Putnam Absolute Return
100 Fund	0.6%	0.8%	1.4%	2.4%	2.4%	2.9%	3.9%	5.1%	7.1%	9.0%

Putnam Money Market Fund	0.4%	0.4%	0.4%	0.4%	1.7%	2.9%	3.9%	5.1%	5.9%	5.9%

Percentages are based on market value. Portfolio composition will vary over time. Due to rounding, percentages may not equal 100%.

RetirementReady® Funds	11

Your fund’s performance

This section shows your fund’s performance, price, and distribution information for periods ended January 31, 2013, the end of the first half of its current fiscal year. In accordance with regulatory requirements for mutual funds, we also include performance information as of the most recent calendar quarter-end and expense information taken from the fund’s current prospectus. Performance should always be considered in light of a fund’s investment strategy. Data represent past performance. Past performance does not guarantee future results. More recent returns may be less or more than those shown. Investment return and principal value will fluctuate, and you may have a gain or a loss when you sell your shares. Performance information does not reflect any deduction for taxes a shareholder may owe on fund distributions or on the redemption of fund shares. For the most recent month-end performance, please visit the Individual Investors section at putnam.com or call Putnam at 1-800-225-1581. Class R and class Y shares are not available to all investors. See the Terms and Definitions section in this report for definitions of the share classes offered by your fund.

Fund performance Total return for periods ended 1/31/13

	Class A		Class B		Class C		Class M		Class R	Class Y
(inception dates)	(11/1/04)		(11/1/04)		(11/1/04)		(11/1/04)		(11/1/04)	(11/1/04)

	Before	After					Before	After	Net	Net
	sales	sales	Before	After	Before	After	sales	sales	asset	asset
	charge	charge	CDSC	CDSC	CDSC	CDSC	charge	charge	value	value

2055 Fund*

Life of fund	21.69%	14.69%	19.67%	16.67%	19.68%	19.68%	20.36%	16.18%	20.95%	22.27%
Annual average	9.48	6.53	8.64	7.38	8.65	8.65	8.93	7.17	9.18	9.72

1 year	15.18	8.51	14.31	9.31	14.25	13.25	14.57	10.59	14.77	15.40

6 months	11.75	5.36	11.26	6.26	11.18	10.18	11.39	7.52	11.46	11.73

2050 Fund†

Life of fund	41.01%	32.90%	33.03%	33.03%	32.99%	32.99%	35.52%	30.78%	38.20%	43.68%
Annual average	4.53	3.74	3.75	3.75	3.74	3.74	4.00	3.52	4.26	4.78

5 years	14.46	7.88	10.24	8.59	10.21	10.21	11.60	7.69	13.00	15.84
Annual average	2.74	1.53	1.97	1.66	1.96	1.96	2.22	1.49	2.47	2.98

3 years	37.18	29.25	34.09	31.09	34.05	34.05	35.00	30.30	36.06	38.13
Annual average	11.11	8.93	10.27	9.44	10.26	10.26	10.52	9.22	10.81	11.37

1 year	15.05	8.47	14.24	9.24	14.15	13.15	14.46	10.43	14.77	15.36

6 months	11.57	5.14	11.12	6.12	11.11	10.11	11.21	7.33	11.44	11.71

2045 Fund‡

Life of fund	47.47%	39.00%	38.62%	38.62%	38.64%	38.64%	41.61%	36.66%	44.57%	50.53%
Annual average	4.82	4.07	4.04	4.04	4.04	4.04	4.30	3.86	4.57	5.08

5 years	14.79	8.19	10.57	8.94	10.60	10.60	12.03	8.11	13.39	16.24
Annual average	2.80	1.59	2.03	1.73	2.04	2.04	2.30	1.57	2.55	3.06

3 years	36.48	28.60	33.43	30.43	33.47	33.47	34.49	29.83	35.44	37.46
Annual average	10.92	8.75	10.09	9.26	10.10	10.10	10.38	9.09	10.64	11.19

1 year	14.75	8.12	13.84	8.84	13.91	12.91	14.26	10.23	14.46	15.02

6 months	11.18	4.81	10.79	5.79	10.80	9.80	10.95	7.07	11.05	11.34

12	RetirementReady® Funds

Fund performance Total return for periods ended 1/31/13 cont.

	Class A		Class B		Class C		Class M		Class R	Class Y
(inception dates)	(11/1/04)		(11/1/04)		(11/1/04)		(11/1/04)		(11/1/04)	(11/1/04)

	Before	After					Before	After	Net	Net
	sales	sales	Before	After	Before	After	sales	sales	asset	asset
	charge	charge	CDSC	CDSC	CDSC	CDSC	charge	charge	value	value

2040 Fund‡

Life of fund	48.17%	39.65%	39.32%	39.32%	39.37%	39.37%	42.11%	37.13%	45.19%	51.22%
Annual average	4.88	4.13	4.10	4.10	4.10	4.10	4.35	3.90	4.62	5.14

5 years	15.78	9.12	11.55	9.78	11.55	11.55	12.85	8.90	14.32	17.21
Annual average	2.97	1.76	2.21	1.88	2.21	2.21	2.45	1.72	2.71	3.23

3 years	35.60	27.76	32.65	29.65	32.62	32.62	33.56	28.92	34.61	36.58
Annual average	10.68	8.51	9.88	9.04	9.87	9.87	10.13	8.84	10.41	10.95

1 year	14.43	7.88	13.60	8.60	13.56	12.56	13.83	9.82	14.10	14.68

6 months	10.73	4.39	10.37	5.37	10.32	9.32	10.42	6.58	10.57	10.88

2035 Fund

Life of fund	46.87%	38.42%	38.05%	38.05%	38.13%	38.13%	40.93%	36.00%	43.77%	49.96%
Annual average	4.77	4.02	3.98	3.98	3.99	3.99	4.24	3.79	4.50	5.03

5 years	15.86	9.19	11.57	9.70	11.59	11.59	12.97	9.02	14.45	17.34
Annual average	2.99	1.77	2.21	1.87	2.22	2.22	2.47	1.74	2.74	3.25

3 years	33.64	25.97	30.63	27.63	30.68	30.68	31.71	27.11	32.68	34.66
Annual average	10.15	8.00	9.32	8.47	9.33	9.33	9.62	8.32	9.88	10.43

1 year	13.57	7.06	12.76	7.76	12.81	11.81	13.06	9.09	13.31	13.94

6 months	9.76	3.43	9.30	4.30	9.35	8.35	9.52	5.65	9.67	9.93

2030 Fund

Life of fund	45.23%	36.88%	36.47%	36.47%	36.46%	36.46%	39.30%	34.43%	42.22%	48.19%
Annual average	4.62	3.88	3.84	3.84	3.84	3.84	4.10	3.65	4.36	4.88

5 years	15.33	8.70	11.08	9.15	11.07	11.07	12.46	8.52	13.89	16.77
Annual average	2.89	1.68	2.12	1.77	2.12	2.12	2.38	1.65	2.64	3.15

3 years	30.78	23.29	27.81	24.81	27.81	27.81	28.78	24.31	29.78	31.70
Annual average	9.36	7.23	8.52	7.67	8.52	8.52	8.80	7.52	9.08	9.61

1 year	12.35	5.89	11.50	6.50	11.48	10.48	11.78	7.88	12.09	12.65

6 months	8.32	2.07	7.94	2.94	7.93	6.93	8.08	4.31	8.21	8.46

2025 Fund

Life of fund	42.25%	34.07%	33.68%	33.68%	33.70%	33.70%	36.51%	31.73%	39.37%	45.23%
Annual average	4.36	3.62	3.58	3.58	3.58	3.58	3.84	3.39	4.10	4.62

5 years	13.66	7.12	9.43	7.52	9.46	9.46	10.83	6.95	12.24	15.09
Annual average	2.59	1.39	1.82	1.46	1.82	1.82	2.08	1.35	2.34	2.85

3 years	27.23	19.92	24.39	21.39	24.44	24.44	25.32	20.90	26.31	28.25
Annual average	8.36	6.24	7.55	6.67	7.56	7.56	7.81	6.53	8.10	8.65

1 year	10.79	4.42	9.89	4.89	9.91	8.91	10.22	6.38	10.51	11.07

6 months	6.60	0.47	6.21	1.21	6.23	5.23	6.38	2.68	6.47	6.77

RetirementReady® Funds	13

Fund performance Total return for periods ended 1/31/13 cont.

	Class A		Class B		Class C		Class M		Class R	Class Y
(inception dates)	(11/1/04)		(11/1/04)		(11/1/04)		(11/1/04)		(11/1/04)	(11/1/04)

	Before	After					Before	After	Net	Net
	sales	sales	Before	After	Before	After	sales	sales	asset	asset
	charge	charge	CDSC	CDSC	CDSC	CDSC	charge	charge	value	value

2020 Fund

Life of fund	36.62%	28.77%	28.41%	28.41%	28.35%	28.35%	31.06%	26.48%	33.87%	39.44%
Annual average	3.85	3.11	3.08	3.08	3.07	3.07	3.33	2.89	3.60	4.11

5 years	11.86	5.43	7.75	5.89	7.68	7.68	9.07	5.25	10.41	13.24
Annual average	2.27	1.06	1.50	1.15	1.49	1.49	1.75	1.03	2.00	2.52

3 years	23.03	15.98	20.27	17.27	20.19	20.19	21.20	16.99	22.05	23.91
Annual average	7.15	5.07	6.35	5.45	6.32	6.32	6.62	5.37	6.87	7.41

1 year	9.07	2.80	8.27	3.27	8.20	7.20	8.55	4.72	8.79	9.35

6 months	4.96	–1.09	4.59	–0.41	4.54	3.54	4.72	1.03	4.81	5.09

2015 Fund

Life of fund	30.35%	22.86%	22.54%	22.54%	22.52%	22.52%	25.19%	20.81%	27.80%	33.14%
Annual average	3.26	2.53	2.49	2.49	2.49	2.49	2.76	2.32	3.02	3.53

5 years	8.95	2.68	4.93	3.16	4.91	4.91	6.33	2.61	7.59	10.38
Annual average	1.73	0.53	0.97	0.62	0.96	0.96	1.24	0.52	1.47	1.99

3 years	17.91	11.16	15.31	12.31	15.28	15.28	16.21	12.11	17.09	18.90
Annual average	5.65	3.59	4.86	3.95	4.85	4.85	5.14	3.88	5.40	5.94

1 year	7.43	1.27	6.63	1.63	6.66	5.66	6.98	3.25	7.23	7.75

6 months	3.66	–2.32	3.30	–1.70	3.26	2.26	3.44	–0.18	3.60	3.85

Retirement Income Fund Lifestyle 1

Life of fund	26.72%	21.65%	19.05%	19.05%	19.21%	19.21%	22.06%	18.10%	24.11%	29.31%
Annual average	2.91	2.40	2.13	2.13	2.15	2.15	2.44	2.04	2.65	3.16

5 years	12.54	8.05	8.34	6.45	8.42	8.42	10.18	6.61	11.09	13.92
Annual average	2.39	1.56	1.61	1.26	1.63	1.63	1.96	1.29	2.13	2.64

3 years	13.45	8.93	10.90	7.90	10.91	10.91	12.17	8.51	12.59	14.31
Annual average	4.30	2.89	3.51	2.57	3.51	3.51	3.90	2.76	4.03	4.56

1 year	6.39	2.16	5.54	0.54	5.59	4.59	6.12	2.64	6.14	6.64

6 months	2.95	–1.15	2.51	–2.49	2.56	1.56	2.82	–0.51	2.83	3.07

Current performance may be lower or higher than the quoted past performance, which cannot guarantee future results. After-sales-charge returns for class A and M shares reflect the deduction of the maximum 5.75% and 3.50% sales charge, respectively, levied at the time of purchase. The maximum sales charges for Retirement Income Fund Lifestyle 1 class A and M shares are 4.00% and 3.25%, respectively. Class B share returns after the contingent deferred sales charge (CDSC) reflect the applicable CDSC, which is 5% in the first year, declining over time to 1% in the sixth year, and is eliminated thereafter. Class C share returns after CDSC reflect a 1% CDSC for the first year that is eliminated thereafter. Class R and Y shares have no initial sales charge or CDSC.

For a portion of the periods, these funds had expense limitations, without which returns would have been lower.

Class B share performance does not reflect conversion to class A shares.

* The inception date of Putnam RetirementReady 2055 Fund is 11/30/10, for all share classes.

† The inception date of Putnam RetirementReady 2050 Fund is 5/2/05, for all share classes.

‡ Because no class R shares of the fund were outstanding on 12/20/05 and 12/21/05, class R performance for the period from 12/19/05 to 12/21/05 is based on class A performance, adjusted for the applicable sales charge and the higher operating expenses for class R shares.

14	RetirementReady® Funds

Comparative index returns For periods ended 1/31/13

		Barclays U.S.
	S&P 500 Index	Aggregate Bond Index

Life of fund*	57.48%	51.70%
Annual average	5.66	5.18

5 years	21.51	30.36
Annual average	3.97	5.45

3 years	48.71	17.11
Annual average	14.14	5.41

1 year	16.78	2.59

6 months	9.91	–0.29

Index results should be compared with fund performance before sales charge, before CDSC, or at net asset value.

* Life-of-fund period begins at 11/1/04, the inception date of all the Putnam RetirementReady Funds with the exception of the 2050 Fund and 2055 Fund (inceptions: 5/2/05 and 11/30/10, respectively).

Fund price and distribution information For the six-month period ended 1/31/13

2055 Fund

Distributions	Class A		Class B	Class C	Class M		Class R	Class Y

Number	1		1	1	1		1	1

Income	$0.195		$0.149	$0.134	$0.142		$0.168	$0.216

Long-term capital gains	0.045		0.045	0.045	0.045		0.045	0.045

Short-term capital gains	—		—	—	—		—	—

Total	$0.240		$0.194	$0.179	$0.187		$0.213	$0.261

	Before	After	Net	Net	Before	After	Net	Net
	sales	sales	asset	asset	sales	sales	asset	asset
Share value	charge	charge	value	value	charge	charge	value	value

7/31/12	$9.73	$10.32	$9.72	$9.65	$9.72	$10.07	$9.72	$9.76

1/31/13	10.62	11.27	10.61	10.54	10.63	11.02	10.61	10.63

2050 Fund

Distributions	Class A		Class B	Class C	Class M		Class R	Class Y

Number	1		1	1	1		1	1

Income	$0.167		$0.071	$0.092	$0.100		$0.142	$0.197

Capital gains	—		—	—	—		—	—

Total	$0.167		$0.071	$0.092	$0.100		$0.142	$0.197

	Before	After	Net	Net	Before	After	Net	Net
	sales	sales	asset	asset	sales	sales	asset	asset
Share value	charge	charge	value	value	charge	charge	value	value

7/31/12	$12.58	$13.35	$12.45	$12.39	$12.71	$13.17	$12.41	$12.62

1/31/13	13.86	14.71	13.76	13.67	14.03	14.54	13.68	13.89

RetirementReady® Funds	15

Fund price and distribution information For the six-month period ended 1/31/13 cont.

2045 Fund

Distributions	Class A		Class B	Class C	Class M		Class R	Class Y

Number	1		1	1	1		1	1

Income	$0.382		$0.304	$0.344	$0.335		$0.348	$0.418

Capital gains	—		—	—	—		—	—

Total	$0.382		$0.304	$0.344	$0.335		$0.348	$0.418

	Before	After	Net	Net	Before	After	Net	Net
	sales	sales	asset	asset	sales	sales	asset	asset
Share value	charge	charge	value	value	charge	charge	value	value

7/31/12	$14.14	$15.00	$13.06	$13.16	$13.81	$14.31	$14.44	$16.57

1/31/13	15.32	16.25	14.15	14.22	14.97	15.51	15.67	18.01

2040 Fund

Distributions	Class A		Class B	Class C	Class M		Class R	Class Y

Number	1		1	1	1		1	1

Income	$0.307		$0.215	$0.218	$0.270		$0.271	$0.344

Capital gains	—		—	—	—		—	—

Total	$0.307		$0.215	$0.218	$0.270		$0.271	$0.344

	Before	After	Net	Net	Before	After	Net	Net
	sales	sales	asset	asset	sales	sales	asset	asset
Share value	charge	charge	value	value	charge	charge	value	value

7/31/12	$15.48	$16.42	$14.42	$14.33	$14.71	$15.24	$15.84	$17.83

1/31/13	16.82	17.85	15.69	15.58	15.96	16.54	17.23	19.41

2035 Fund

Distributions	Class A		Class B	Class C	Class M		Class R	Class Y

Number	1		1	1	1		1	1

Income	$0.207		$0.101	$0.120	$0.142		$0.176	$0.247

Capital gains	—		—	—	—		—	—

Total	$0.207		$0.101	$0.120	$0.142		$0.176	$0.247

	Before	After	Net	Net	Before	After	Net	Net
	sales	sales	asset	asset	sales	sales	asset	asset
Share value	charge	charge	value	value	charge	charge	value	value

7/31/12	$15.83	$16.80	$14.68	$14.70	$15.32	$15.88	$15.24	$18.20

1/31/13	17.16	18.21	15.94	15.95	16.63	17.23	16.53	19.75

2030 Fund

Distributions	Class A		Class B	Class C	Class M		Class R	Class Y

Number	1		1	1	1		1	1

Income	$0.168		$0.050	$0.060	$0.089		$0.134	$0.209

Capital gains	—		—	—	—		—	—

Total	$0.168		$0.050	$0.060	$0.089		$0.134	$0.209

	Before	After	Net	Net	Before	After	Net	Net
	sales	sales	asset	asset	sales	sales	asset	asset
Share value	charge	charge	value	value	charge	charge	value	value

7/31/12	$16.16	$17.15	$15.38	$15.41	$15.74	$16.31	$15.33	$18.28

1/31/13	17.33	18.39	16.55	16.57	16.92	17.53	16.45	19.61

16	RetirementReady® Funds

Fund price and distribution information For the six-month period ended 1/31/13 cont.

2025 Fund

Distributions	Class A		Class B	Class C	Class M		Class R	Class Y

Number	1		1	1	1		1	1

Income	$0.268		$0.147	$0.142	$0.218		$0.227	$0.310

Capital gains	—		—	—	—		—	—

Total	$0.268		$0.147	$0.142	$0.218		$0.227	$0.310

	Before	After	Net	Net	Before	After	Net	Net
	sales	sales	asset	asset	sales	sales	asset	asset
Share value	charge	charge	value	value	charge	charge	value	value

7/31/12	$17.21	$18.26	$16.12	$16.14	$16.37	$16.96	$16.13	$17.28

1/31/13	18.07	19.17	16.97	17.00	17.19	17.81	16.94	18.13

2020 Fund

Distributions	Class A		Class B	Class C	Class M		Class R	Class Y

Number	1		1	1	1		1	1

Income	$0.336		$0.232	$0.226	$0.245		$0.295	$0.377

Capital gains	—		—	—	—		—	—

Total	$0.336		$0.232	$0.226	$0.245		$0.295	$0.377

	Before	After	Net	Net	Before	After	Net	Net
	sales	sales	asset	asset	sales	sales	asset	asset
Share value	charge	charge	value	value	charge	charge	value	value

7/31/12	$16.19	$17.18	$15.60	$15.65	$15.88	$16.46	$15.60	$17.97

1/31/13	16.65	17.67	16.08	16.13	16.38	16.97	16.05	18.50

2015 Fund

Distributions	Class A		Class B	Class C	Class M		Class R	Class Y

Number	1		1	1	1		1	1

Income	$0.329		$0.195	$0.178	$0.246		$0.289	$0.371

Capital gains	—		—	—	—		—	—

Total	$0.329		$0.195	$0.178	$0.246		$0.289	$0.371

	Before	After	Net	Net	Before	After	Net	Net
	sales	sales	asset	asset	sales	sales	asset	asset
Share value	charge	charge	value	value	charge	charge	value	value

7/31/12	$16.51	$17.52	$16.00	$15.99	$16.29	$16.88	$15.95	$16.55

1/31/13	16.78	17.80	16.33	16.33	16.60	17.20	16.23	16.81

RetirementReady® Funds	17

Fund price and distribution information For the six-month period ended 1/31/13 cont.

Retirement Income Fund Lifestyle 1

Distributions	Class A		Class B	Class C	Class M		Class R	Class Y

Number	6		1	1	6		6	6

Income	$0.152		$0.118	$0.118	$0.131		$0.131	$0.173

Capital gains	—		—	—	—		—	—

Total	$0.152		$0.118	$0.118	$0.131		$0.131	$0.173

	Before	After	Net	Net	Before	After	Net	Net
	sales	sales	asset	asset	sales	sales	asset	asset
Share value	charge	charge	value	value	charge	charge	value	value

7/31/12	$16.39	$17.07	$16.34	$16.38	$16.43	$16.98	$16.38	$16.44

1/31/13	16.72	17.42	16.63	16.68	16.76	17.32	16.71	16.77

The classification of distributions, if any, is an estimate. Before-sales-charge share value and current dividend rate for class A and M shares, if applicable, do not take into account any sales charge levied at the time of purchase. After-sales-charge share value, current dividend rate, and current 30-day SEC yield, if applicable, are calculated assuming that the maximum sales charge (5.75% for class A shares and 3.50% for class M shares for all funds except Retirement Income Fund Lifestyle 1, for which the rates are 4.00% for class A shares and 3.25% for class M shares) was levied at the time of purchase. Final distribution information will appear on your year-end tax forms.

Fund performance as of most recent calendar quarter
Total return for periods ended 12/31/12

	Class A		Class B		Class C		Class M		Class R	Class Y
(inception dates)	(11/1/04)		(11/1/04)		(11/1/04)		(11/1/04)		(11/1/04)	(11/1/04)

	Before	After					Before	After	Net	Net
	sales	sales	Before	After	Before	After	sales	sales	asset	asset
	charge	charge	CDSC	CDSC	CDSC	CDSC	charge	charge	value	value

2055 Fund*

Life of fund	16.30%	9.62%	14.48%	11.48%	14.57%	14.57%	15.15%	11.15%	15.70%	16.98%
Annual average	7.52	4.51	6.71	5.35	6.75	6.75	7.01	5.21	7.25	7.82

1 year	16.11	9.39	15.21	10.20	15.27	14.27	15.48	11.38	15.80	16.44

6 months	7.91	1.68	7.54	2.54	7.66	6.66	7.68	3.90	7.85	8.11

2050 Fund†

Life of fund	34.91%	27.15%	27.32%	27.32%	27.35%	27.35%	29.72%	25.18%	32.24%	37.47%
Annual average	3.98	3.18	3.20	3.20	3.20	3.20	3.45	2.97	3.71	4.24

5 years	1.36	–4.46	–2.40	–3.86	–2.38	–2.38	–1.18	–4.63	0.05	2.60
Annual average	0.27	–0.91	–0.48	–0.78	–0.48	–0.48	–0.24	–0.94	0.01	0.51

3 years	26.69	19.42	23.87	20.87	23.88	23.88	24.84	20.44	25.75	27.70
Annual average	8.21	6.09	7.40	6.52	7.40	7.40	7.68	6.40	7.94	8.49

1 year	16.06	9.35	15.14	10.14	15.23	14.23	15.45	11.36	15.78	16.38

6 months	7.94	1.73	7.48	2.48	7.53	6.53	7.64	3.84	7.76	8.08

18	RetirementReady® Funds

Fund performance as of most recent calendar quarter
Total return for periods ended 12/31/12 cont.

	Class A		Class B		Class C		Class M		Class R	Class Y
(inception dates)	(11/1/04)		(11/1/04)		(11/1/04)		(11/1/04)		(11/1/04)	(11/1/04)

	Before	After					Before	After	Net	Net
	sales	sales	Before	After	Before	After	sales	sales	asset	asset
	charge	charge	CDSC	CDSC	CDSC	CDSC	charge	charge	value	value

2045 Fund‡

Life of fund	41.41%	33.28%	33.04%	33.04%	33.09%	33.09%	35.75%	31.00%	38.66%	44.34%
Annual average	4.33	3.58	3.56	3.56	3.56	3.56	3.81	3.36	4.08	4.59

5 years	1.99	–3.87	–1.74	–3.19	–1.70	–1.70	–0.53	–4.02	0.75	3.29
Annual average	0.39	–0.79	–0.35	–0.65	–0.34	–0.34	–0.11	–0.82	0.15	0.65

3 years	26.59	19.33	23.79	20.79	23.89	23.89	24.64	20.28	25.57	27.48
Annual average	8.18	6.07	7.37	6.50	7.40	7.40	7.62	6.35	7.89	8.43

1 year	15.96	9.32	15.05	10.05	15.10	14.10	15.29	11.27	15.64	16.24

6 months	7.91	1.72	7.48	2.48	7.50	6.50	7.60	3.80	7.78	8.07

2040 Fund‡

Life of fund	42.44%	34.25%	34.00%	34.00%	34.00%	34.00%	36.68%	31.89%	39.63%	45.38%
Annual average	4.42	3.67	3.65	3.65	3.65	3.65	3.90	3.45	4.17	4.69

5 years	3.44	–2.51	–0.36	–1.94	–0.40	–0.40	0.84	–2.69	2.15	4.76
Annual average	0.68	–0.51	–0.07	–0.39	–0.08	–0.08	0.17	–0.54	0.43	0.93

3 years	26.39	19.13	23.56	20.56	23.57	23.57	24.45	20.09	25.43	27.31
Annual average	8.12	6.01	7.31	6.43	7.31	7.31	7.56	6.29	7.85	8.38

1 year	15.72	9.06	14.92	9.92	14.80	13.80	15.12	11.11	15.44	16.04

6 months	7.78	1.60	7.42	2.42	7.34	6.34	7.51	3.73	7.62	7.93

2035 Fund

Life of fund	41.82%	33.67%	33.37%	33.37%	33.45%	33.45%	36.10%	31.33%	38.81%	44.72%
Annual average	4.37	3.61	3.59	3.59	3.59	3.59	3.84	3.39	4.09	4.63

5 years	4.39	–1.61	0.51	–1.18	0.51	0.51	1.76	–1.80	3.06	5.68
Annual average	0.86	–0.32	0.10	–0.24	0.10	0.10	0.35	–0.36	0.60	1.11

3 years	25.45	18.21	22.65	19.65	22.61	22.61	23.57	19.20	24.51	26.38
Annual average	7.85	5.73	7.04	6.16	7.03	7.03	7.31	6.03	7.58	8.12

1 year	15.08	8.46	14.23	9.23	14.20	13.20	14.51	10.53	14.78	15.34

6 months	7.35	1.20	6.98	1.98	6.96	5.96	7.09	3.33	7.22	7.51

2030 Fund

Life of fund	40.95%	32.85%	32.60%	32.60%	32.59%	32.59%	35.27%	30.53%	38.15%	43.80%
Annual average	4.29	3.54	3.51	3.51	3.51	3.51	3.77	3.31	4.03	4.55

5 years	4.95	–1.08	1.10	–0.66	1.09	1.09	2.32	–1.26	3.69	6.24
Annual average	0.97	–0.22	0.22	–0.13	0.22	0.22	0.46	–0.25	0.73	1.22

3 years	23.95	16.86	21.24	18.24	21.25	21.25	22.09	17.78	23.08	24.90
Annual average	7.42	5.33	6.63	5.74	6.63	6.63	6.88	5.61	7.17	7.69

1 year	13.79	7.25	12.96	7.96	13.01	12.01	13.22	9.25	13.57	14.05

6 months	6.58	0.47	6.26	1.26	6.25	5.25	6.30	2.61	6.51	6.71

RetirementReady® Funds	19

Fund performance as of most recent calendar quarter
Total return for periods ended 12/31/12 cont.

	Class A		Class B		Class C		Class M		Class R	Class Y
(inception dates)	(11/1/04)		(11/1/04)		(11/1/04)		(11/1/04)		(11/1/04)	(11/1/04)

	Before	After					Before	After	Net	Net
	sales	sales	Before	After	Before	After	sales	sales	asset	asset
	charge	charge	CDSC	CDSC	CDSC	CDSC	charge	charge	value	value

2025 Fund

Life of fund	38.95%	30.95%	30.69%	30.69%	30.64%	30.64%	33.33%	28.67%	36.08%	41.78%
Annual average	4.11	3.35	3.33	3.33	3.32	3.32	3.58	3.13	3.84	4.36

5 years	4.68	–1.34	0.81	–0.94	0.79	0.79	2.05	–1.53	3.32	5.98
Annual average	0.92	–0.27	0.16	–0.19	0.16	0.16	0.41	–0.31	0.66	1.17

3 years	22.21	15.17	19.47	16.47	19.46	19.46	20.28	16.04	21.25	23.07
Annual average	6.91	4.82	6.11	5.21	6.11	6.11	6.35	5.08	6.63	7.16

1 year	12.00	5.53	11.14	6.14	11.09	10.09	11.39	7.52	11.64	12.22

6 months	5.59	–0.50	5.20	0.20	5.16	4.16	5.25	1.55	5.39	5.70

2020 Fund

Life of fund	34.16%	26.45%	26.17%	26.17%	26.20%	26.20%	28.82%	24.32%	31.53%	36.95%
Annual average	3.66	2.91	2.89	2.89	2.89	2.89	3.15	2.70	3.41	3.92

5 years	4.44	–1.57	0.59	–1.14	0.60	0.60	1.88	–1.68	3.13	5.77
Annual average	0.87	–0.32	0.12	–0.23	0.12	0.12	0.37	–0.34	0.62	1.13

3 years	19.62	12.75	16.89	13.89	16.97	16.97	17.85	13.72	18.70	20.53
Annual average	6.15	4.08	5.34	4.43	5.36	5.36	5.63	4.38	5.88	6.42

1 year	10.07	3.78	9.21	4.21	9.21	8.21	9.56	5.73	9.82	10.34

6 months	4.56	–1.43	4.11	–0.89	4.19	3.19	4.31	0.65	4.39	4.73

2015 Fund

Life of fund	28.72%	21.32%	21.04%	21.04%	21.02%	21.02%	23.61%	19.28%	26.15%	31.39%
Annual average	3.14	2.39	2.36	2.36	2.36	2.36	2.63	2.18	2.88	3.40

5 years	4.00	–1.98	0.13	–1.56	0.10	0.10	1.43	–2.12	2.62	5.32
Annual average	0.79	–0.40	0.03	–0.31	0.02	0.02	0.28	–0.43	0.52	1.04

3 years	15.84	9.18	13.23	10.23	13.20	13.20	14.15	10.15	14.97	16.75
Annual average	5.02	2.97	4.23	3.30	4.22	4.22	4.51	3.27	4.76	5.30

1 year	8.40	2.18	7.55	2.55	7.57	6.57	7.82	4.04	8.08	8.66

6 months	3.74	–2.20	3.33	–1.67	3.35	2.35	3.46	–0.14	3.62	3.87

20	RetirementReady® Funds

Fund performance as of most recent calendar quarter
Total return for periods ended 12/31/12 cont.

	Class A		Class B		Class C		Class M		Class R	Class Y
(inception dates)	(11/1/04)		(11/1/04)		(11/1/04)		(11/1/04)		(11/1/04)	(11/1/04)

	Before	After					Before	After	Net	Net
	sales	sales	Before	After	Before	After	sales	sales	asset	asset
	charge	charge	CDSC	CDSC	CDSC	CDSC	charge	charge	value	value

Retirement Income Fund Lifestyle 1

Life of fund	25.39%	20.38%	17.91%	17.91%	18.00%	18.00%	20.81%	16.89%	22.84%	27.93%
Annual average	2.81	2.30	2.04	2.04	2.05	2.05	2.34	1.93	2.55	3.06

5 years	9.28	4.91	5.22	3.39	5.23	5.23	6.98	3.50	7.89	10.63
Annual average	1.79	0.96	1.02	0.67	1.02	1.02	1.36	0.69	1.53	2.04

3 years	12.27	7.80	9.70	6.70	9.73	9.73	10.99	7.37	11.43	13.05
Annual average	3.93	2.54	3.13	2.19	3.14	3.14	3.54	2.40	3.67	4.17

1 year	7.07	2.80	6.27	1.27	6.25	5.25	6.80	3.30	6.82	7.31

6 months	3.17	–0.93	2.78	–2.22	2.77	1.77	3.03	–0.34	3.04	3.28

* The inception date of Putnam RetirementReady 2055 Fund is 11/30/10, for all share classes.

† The inception date of Putnam RetirementReady 2050 Fund is 5/2/05, for all share classes.

‡ Because no class R shares of the fund were outstanding on 12/20/05 and 12/21/05, class R performance for the period from 12/19/05 to 12/21/05 is based on class A performance, adjusted for the applicable sales charge and the higher operating expenses for class R shares.

See the discussion following the Fund performance tables on pages 12–14 for more information about the calculation of fund performance.

Your fund’s expenses

As a mutual fund investor, you pay ongoing expenses, such as management fees, distribution fees (12b-1 fees), and other expenses. In the most recent six-month period, your fund’s expenses were limited; had expenses not been limited, they would have been higher. Using the following information, you can estimate how these expenses affect your investment and compare them with the expenses of other funds. You may also pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial representative.

Expense ratios

	Class A	Class B	Class C	Class M	Class R	Class Y

Putnam RetirementReady 2055 Fund

Estimated net expenses for the fiscal year
ended 7/31/12*	1.28%	2.03%	2.03%	1.78%	1.53%	1.03%

Your fund’s estimated total annual operating
expenses for the fiscal year ended 7/31/12	1.76%	2.51%	2.51%	2.26%	2.01%	1.51%

Your fund’s annualized expense ratio for the
six-month period ended 1/31/13†	0.25%	1.00%	1.00%	0.75%	0.50%	0.00%

RetirementReady® Funds	21

Expense ratios cont.

	Class A	Class B	Class C	Class M	Class R	Class Y

Putnam RetirementReady 2050 Fund

Net expenses for the fiscal year ended 7/31/12*	1.27%	2.02%	2.02%	1.77%	1.52%	1.02%

Your fund’s total annual operating expenses for
the fiscal year ended 7/31/12	1.42%	2.17%	2.17%	1.92%	1.67%	1.17%

Your fund’s annualized expense ratio for the
six-month period ended 1/31/13†	0.25%	1.00%	1.00%	0.75%	0.50%	0.00%

Putnam RetirementReady 2045 Fund

Net expenses for the fiscal year ended 7/31/12*	1.24%	1.99%	1.99%	1.74%	1.49%	0.99%

Your fund’s total annual operating expenses for
the fiscal year ended 7/31/12	1.36%	2.11%	2.11%	1.86%	1.61%	1.11%

Your fund’s annualized expense ratio for the
six-month period ended 1/31/13†	0.25%	1.00%	1.00%	0.75%	0.50%	0.00%

Putnam RetirementReady 2040 Fund

Net expenses for the fiscal year ended 7/31/12*	1.20%	1.95%	1.95%	1.70%	1.45%	0.95%

Your fund’s total annual operating expenses for
the fiscal year ended 7/31/12	1.32%	2.07%	2.07%	1.82%	1.57%	1.07%

Your fund’s annualized expense ratio for the
six-month period ended 1/31/13†	0.25%	1.00%	1.00%	0.75%	0.50%	0.00%

Putnam RetirementReady 2035 Fund

Net expenses for the fiscal year ended 7/31/12*	1.14%	1.89%	1.89%	1.64%	1.39%	0.89%

Your fund’s total annual operating expenses for
the fiscal year ended 7/31/12	1.25%	2.00%	2.00%	1.75%	1.50%	1.00%

Your fund’s annualized expense ratio for the
six-month period ended 1/31/13†	0.25%	1.00%	1.00%	0.75%	0.50%	0.00%

Putnam RetirementReady 2030 Fund

Net expenses for the fiscal year ended 7/31/12*	1.10%	1.85%	1.85%	1.60%	1.35%	0.85%

Your fund’s total annual operating expenses for
the fiscal year ended 7/31/12	1.21%	1.96%	1.96%	1.71%	1.46%	0.96%

Your fund’s annualized expense ratio for the
six-month period ended 1/31/13†	0.25%	1.00%	1.00%	0.75%	0.50%	0.00%

Putnam RetirementReady 2025 Fund

Net expenses for the fiscal year ended 7/31/12*	1.07%	1.82%	1.82%	1.57%	1.32%	0.82%

Your fund’s total annual operating expenses for
the fiscal year ended 7/31/12	1.17%	1.92%	1.92%	1.67%	1.42%	0.92%

Your fund’s annualized expense ratio for the
six-month period ended 1/31/13†	0.25%	1.00%	1.00%	0.75%	0.50%	0.00%

Putnam RetirementReady 2020 Fund

Net expenses for the fiscal year ended 7/31/12*	1.04%	1.79%	1.79%	1.54%	1.29%	0.79%

Your fund’s total annual operating expenses for
the fiscal year ended 7/31/12	1.14%	1.89%	1.89%	1.64%	1.39%	0.89%

Your fund’s annualized expense ratio for the
six-month period ended 1/31/13†	0.25%	1.00%	1.00%	0.75%	0.50%	0.00%

Putnam RetirementReady 2015 Fund

Net expenses for the fiscal year ended 7/31/12*	1.00%	1.75%	1.75%	1.50%	1.25%	0.75%

Your fund’s total annual operating expenses for
the fiscal year ended 7/31/12	1.11%	1.86%	1.86%	1.61%	1.36%	0.86%

Your fund’s annualized expense ratio for the
six-month period ended 1/31/13†	0.25%	1.00%	1.00%	0.75%	0.50%	0.00%

22	RetirementReady® Funds

Expense ratios cont.

	Class A	Class B	Class C	Class M	Class R	Class Y

Putnam Retirement Income Fund Lifestyle 1

Net expenses for the fiscal year ended 7/31/12*	0.97%	1.72%	1.72%	1.22%	1.22%	0.72%

Your fund’s total annual operating expenses for
the fiscal year ended 7/31/12	1.09%	1.84%	1.84%	1.34%	1.34%	0.84%

Your fund’s annualized expense ratio for the
six-month period ended 1/31/13†	0.25%	1.00%	1.00%	0.50%	0.50%	0.00%

Fiscal year expense information in this table is taken from the most recent prospectus, is subject to change, and differs from that shown for the annualized expense ratio and in the financial highlights of this report because it includes fees and expenses of the underlying Putnam mutual funds in which the fund invests. Expenses are shown as a percentage of average net assets.

* Reflects Putnam Management’s decision to contractually limit expenses through 11/30/13.

† Excludes the expense ratios of the underlying Putnam mutual funds.

Expenses per $1,000

The following table shows the expenses you would have paid on a $1,000 investment in the fund from August 1, 2012, to January 31, 2013. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

	Class A	Class B	Class C	Class M	Class R	Class Y

Putnam RetirementReady 2055 Fund

Expenses paid per $1,000*†	$1.33	$5.32	$5.32	$4.00	$2.66	$—

Ending value (after expenses)	$1,117.50	$1,112.60	$1,111.80	$1,113.90	$1,114.60	$1,117.30

Putnam RetirementReady 2050 Fund

Expenses paid per $1,000*†	$1.33	$5.32	$5.32	$3.99	$2.66	$—

Ending value (after expenses)	$1,115.70	$1,111.20	$1,111.10	$1,112.10	$1,114.40	$1,117.10

Putnam RetirementReady 2045 Fund

Expenses paid per $1,000*†	$1.33	$5.31	$5.31	$3.99	$2.66	$—

Ending value (after expenses)	$1,111.80	$1,107.90	$1,108.00	$1,109.50	$1,110.50	$1,113.40

Putnam RetirementReady 2040 Fund

Expenses paid per $1,000*†	$1.33	$5.30	$5.30	$3.98	$2.65	$—

Ending value (after expenses)	$1,107.30	$1,103.70	$1,103.20	$1,104.20	$1,105.70	$1,108.80

Putnam RetirementReady 2035 Fund

Expenses paid per $1,000*†	$1.32	$5.28	$5.28	$3.96	$2.64	$—

Ending value (after expenses)	$1,097.60	$1,093.00	$1,093.50	$1,095.20	$1,096.70	$1,099.30

Putnam RetirementReady 2030 Fund

Expenses paid per $1,000*†	$1.31	$5.24	$5.24	$3.93	$2.62	$—

Ending value (after expenses)	$1,083.20	$1,079.40	$1,079.30	$1,080.80	$1,082.10	$1,084.60

Putnam RetirementReady 2025 Fund

Expenses paid per $1,000*†	$1.30	$5.20	$5.20	$3.90	$2.60	$—

Ending value (after expenses)	$1,066.00	$1,062.10	$1,062.30	$1,063.80	$1,064.70	$1,067.70

Putnam RetirementReady 2020 Fund

Expenses paid per $1,000*†	$1.29	$5.16	$5.16	$3.87	$2.58	$—

Ending value (after expenses)	$1,049.60	$1,045.90	$1,045.40	$1,047.20	$1,048.10	$1,050.90

RetirementReady® Funds	23

Expenses per $1,000 cont.

	Class A	Class B	Class C	Class M	Class R	Class Y

Putnam RetirementReady 2015 Fund

Expenses paid per $1,000*†	$1.28	$5.12	$5.12	$3.85	$2.57	$—

Ending value (after expenses)	$1,036.60	$1,033.00	$1,032.60	$1,034.40	$1,036.00	$1,038.50

Putnam Retirement Income Fund Lifestyle 1

Expenses paid per $1,000*†	$1.28	$5.10	$5.11	$2.56	$2.56	$—

Ending value (after expenses)	$1,029.50	$1,025.10	$1,025.60	$1,028.20	$1,028.30	$1,030.70

* Expenses for each share class are calculated using the fund’s annualized expense ratio for each class, which represents the ongoing expenses as a percentage of average net assets for the six months ended 1/31/13. The expense ratio may differ for each share class.

† Expenses are calculated by multiplying the expense ratio by the average account value for the period; then multiplying the result by the number of days in the period; and then dividing that result by the number of days in the year.

Estimate the expenses you paid

To estimate the ongoing expenses you paid for the six months ended January 31, 2013, use the following calculation method. To find the value of your investment on August 1, 2012, call Putnam at 1-800-225-1581.

24	RetirementReady® Funds

Estimate the expenses you paid cont.

Compare expenses using the SEC’s method

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the following table shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total costs) of investing in each of the RetirementReady funds with those of other funds. All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

	Class A	Class B	Class C	Class M	Class R	Class Y

Putnam RetirementReady
2055 Fund, 2050 Fund, 2045 Fund
2040 Fund, 2035 Fund, 2030 Fund
2025 Fund, 2020 Fund, 2015 Fund

Expenses paid per $1,000*†	$1.28	$5.09	$5.09	$3.82	$2.55	$—

Ending value (after expenses)	$1,023.95	$1,020.16	$1,020.16	$1,021.42	$1,022.68	$1,025.21

Putnam Retirement Income Fund Lifestyle 1

Expenses paid per $1,000*†	$1.28	$5.09	$5.09	$2.55	$2.55	$—

Ending value (after expenses)	$1,023.95	$1,020.16	$1,020.16	$1,022.68	$1,022.68	$1,025.21

* Expenses for each share class are calculated using the fund’s annualized expense ratio for each class, which represents the ongoing expenses as a percentage of average net assets for the six months ended 1/31/13. The expense ratio may differ for each share class.

† Expenses are calculated by multiplying the expense ratio by the average account value for the period; then multiplying the result by the number of days in the period; and then dividing that result by the number of days in the year.

RetirementReady® Funds	25

Terms and definitions

Important terms

Total return shows how the value of the fund’s shares changed over time, assuming you held the shares through the entire period and reinvested all distributions in the fund.

Before sales charge, or net asset value, is the price, or value, of one share of a mutual fund, without a sales charge. Before-sales-charge figures fluctuate with market conditions, and are calculated by dividing the net assets of each class of shares by the number of outstanding shares in the class.

After sales charge is the price of a mutual fund share plus the maximum sales charge levied at the time of purchase. After-sales-charge performance figures shown here assume the 5.75% maximum sales charge for class A shares and 3.50% for class M shares (4.00% for class A shares and 3.25% for class M shares of Retirement Income Fund Lifestyle 1).

Contingent deferred sales charge (CDSC) is generally a charge applied at the time of the redemption of class B or C shares and assumes redemption at the end of the period. Your fund’s class B CDSC declines over time from a 5% maximum during the first year to 1% during the sixth year. After the sixth year, the CDSC no longer applies. The CDSC for class C shares is 1% for one year after purchase.

Share classes

Class A shares are generally subject to an initial sales charge and no CDSC (except on certain redemptions of shares bought without an initial sales charge).

Class B shares are not subject to an initial sales charge. They may be subject to a CDSC.

Class C shares are not subject to an initial sales charge and are subject to a CDSC only if the shares are redeemed during the first year.

Class M shares have a lower initial sales charge and a higher 12b-1 fee than class A shares and no CDSC (except on certain redemptions of shares bought without an initial sales charge).

Class R shares are not subject to an initial sales charge or CDSC and are available only to certain defined contribution plans.

Class Y shares are not subject to an initial sales charge or CDSC, and carry no 12b-1 fee. They are generally only available to corporate and institutional clients and clients in other approved programs.

Comparative indexes

Barclays U.S. Aggregate Bond Index is an unmanaged index of U.S. investment-grade fixed-income securities.

BofA (Bank of America) Merrill Lynch U.S. 3-Month Treasury Bill Index is an unmanaged index that seeks to measure the performance of U.S. Treasury bills available in the marketplace.

MSCI EAFE Index (ND) is an unmanaged index of equity securities from developed countries in Western Europe, the Far East, and Australasia.

S&P 500 Index is an unmanaged index of common stock performance.

Indexes assume reinvestment of all distributions and do not account for fees. Securities and performance of a fund and an index will differ. You cannot invest directly in an index.

Lipper is a third-party industry-ranking entity that ranks mutual funds. Its rankings do not reflect sales charges. Lipper rankings are based on total return at net asset value relative to other funds that have similar current investment styles or objectives as determined by Lipper. Lipper may change a fund’s category assignment at its discretion. Lipper category averages reflect performance trends for funds within a category.

26	RetirementReady® Funds

Other information for shareholders

Important notice regarding delivery of shareholder documents

In accordance with Securities and Exchange Commission (SEC) regulations, Putnam sends a single copy of annual and semiannual shareholder reports, prospectuses, and proxy statements to Putnam shareholders who share the same address, unless a shareholder requests otherwise. If you prefer to receive your own copy of these documents, please call Putnam at 1-800-225-1581, and Putnam will begin sending individual copies within 30 days.

Proxy voting

Putnam is committed to managing our mutual funds in the best interests of our shareholders. The Putnam funds’ proxy voting guidelines and procedures, as well as information regarding how your fund voted proxies relating to portfolio securities during the 12-month period ended June 30, 2012, are available in the Individual Investors section of putnam.com, and on the SEC’s website, www.sec.gov. If you have questions about finding forms on the SEC’s website, you may call the SEC at 1-800-SEC-0330. You may also obtain the Putnam funds’ proxy voting guidelines and procedures at no charge by calling Putnam’s Shareholder Services at 1-800-225-1581.

Fund portfolio holdings

Each fund will file a complete schedule of their portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Shareholders may obtain the funds’ Forms N-Q on the SEC’s website at www.sec.gov. In addition, the fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. You may call the SEC at 1-800-SEC-0330 for information about the SEC’s website or the operation of the Public Reference Room.

Trustee and employee fund ownership

Putnam employees and members of the Board of Trustees place their faith, confidence, and, most importantly, investment dollars in Putnam mutual funds. As of January 31, 2013, Putnam employees had approximately $364,000,000 and the Trustees had approximately $87,000,000 invested in Putnam mutual funds. These amounts include investments by the Trustees’ and employees’ immediate family members as well as investments through retirement and deferred compensation plans.

RetirementReady® Funds	27

Financial statements

A guide to financial statements

These sections of the report, as well as the accompanying Notes, constitute each fund’s financial statements.

The fund’s portfolio lists all the fund’s investments and their values as of the last day of the reporting period. Holdings are organized by asset type and industry sector, country, or state to show areas of concentration and diversification.

Statement of assets and liabilities shows how the fund’s net assets and share price are determined. All investment and non-investment assets are added together. Any unpaid expenses and other liabilities are subtracted from this total. The result is divided by the number of shares to determine the net asset value per share, which is calculated separately for each class of shares. (For funds with preferred shares, the amount subtracted from total assets includes the liquidation preference of preferred shares.)

Statement of operations shows the fund’s net investment gain or loss. This is done by first adding up all the fund’s earnings — from dividends and interest income — and subtracting its operating expenses to determine net investment income (or loss). Then, any net gain or loss the fund realized on the sales of its holdings — as well as any unrealized gains or losses over the period — is added to or subtracted from the net investment result to determine the fund’s net gain or loss for the fiscal period.

Statement of changes in net assets shows how the fund’s net assets were affected by the fund’s net investment gain or loss, by distributions to shareholders, and by changes in the number of the fund’s shares. It lists distributions and their sources (net investment income or realized capital gains) over the current reporting period and the most recent fiscal year-end. The distributions listed here may not match the sources listed in the Statement of operations because the distributions are determined on a tax basis and may be paid in a different period from the one in which they were earned. Dividend sources are estimated at the time of declaration. Actual results may vary. Any non-taxable return of capital cannot be determined until final tax calculations are completed after the end of the fund’s fiscal year.

Financial highlights provide an overview of the fund’s investment results, per-share distributions, expense ratios, net investment income ratios, and portfolio turnover in one summary table, reflecting the five most recent reporting periods. In a semiannual report, the highlights table also includes the current reporting period.

28	RetirementReady® Funds

The funds’ portfolios 1/31/13 (Unaudited)

Putnam RetirementReady 2055 Fund	Shares	Value

Absolute Return Funds (10.0%)*
Putnam Absolute Return 100 Fund Class Y †††	461	$4,707

Putnam Absolute Return 300 Fund Class Y †††	—	—

Putnam Absolute Return 500 Fund Class Y †††	1,528	17,346

Putnam Absolute Return 700 Fund Class Y †††	5,005	59,412

Total Absolute Return Funds (cost $80,950)		$81,465

Asset Allocation Funds (89.6%)*
Putnam Dynamic Asset Allocation Balanced Fund Class Y †††	—	$—

Putnam Dynamic Asset Allocation Conservative Fund Class Y †††	—	—

Putnam Dynamic Asset Allocation Equity Fund Class Y †††	55,083	602,062

Putnam Dynamic Asset Allocation Growth Fund Class Y †††	9,162	130,104

Total Asset Allocation Funds (cost $726,192)		$732,166

Fixed Income Funds (0.4%)*
Putnam Money Market Fund Class A †††	3,568	$3,568

Total Fixed Income Funds (cost $3,568)		$3,568

Total Investments (cost $810,710)		$817,199

* Percentages indicated are based on net assets of $817,026

Putnam RetirementReady 2050 Fund	Shares	Value

Absolute Return Funds (10.2%)*
Putnam Absolute Return 100 Fund Class Y †††	6,551	$66,820

Putnam Absolute Return 300 Fund Class Y †††	—	—

Putnam Absolute Return 500 Fund Class Y †††	16,267	184,627

Putnam Absolute Return 700 Fund Class Y †††	53,271	632,329

Total Absolute Return Funds (cost $857,242)		$883,776

Asset Allocation Funds (89.4%)*
Putnam Dynamic Asset Allocation Balanced Fund Class Y †††	—	$—

Putnam Dynamic Asset Allocation Conservative Fund Class Y †††	—	—

Putnam Dynamic Asset Allocation Equity Fund Class Y †††	547,753	5,986,942

Putnam Dynamic Asset Allocation Growth Fund Class Y †††	124,785	1,771,950

Total Asset Allocation Funds (cost $7,403,455)		$7,758,892

Fixed Income Funds (0.4%)*
Putnam Money Market Fund Class A †††	37,370	$37,370

Total Fixed Income Funds (cost $37,370)		$37,370

Total Investments (cost $8,298,067)		$8,680,038

* Percentages indicated are based on net assets of $8,678,319

RetirementReady® Funds	29

The funds’ portfolios 1/31/13 (Unaudited) cont.

Putnam RetirementReady 2045 Fund	Shares	Value

Absolute Return Funds (10.9%)*
Putnam Absolute Return 100 Fund Class Y †††	17,157	$175,002

Putnam Absolute Return 300 Fund Class Y †††	—	—

Putnam Absolute Return 500 Fund Class Y †††	22,723	257,910

Putnam Absolute Return 700 Fund Class Y †††	74,426	883,432

Total Absolute Return Funds (cost $1,281,872)		$1,316,344

Asset Allocation Funds (88.7%)*
Putnam Dynamic Asset Allocation Balanced Fund Class Y †††	—	$—

Putnam Dynamic Asset Allocation Conservative Fund Class Y †††	—	—

Putnam Dynamic Asset Allocation Equity Fund Class Y †††	584,822	6,392,099

Putnam Dynamic Asset Allocation Growth Fund Class Y †††	306,354	4,350,233

Total Asset Allocation Funds (cost $10,147,658)		$10,742,332

Fixed Income Funds (0.4%)*
Putnam Money Market Fund Class A †††	52,203	$52,203

Total Fixed Income Funds (cost $52,203)		$52,203

Total Investments (cost $11,481,733)		$12,110,879

* Percentages indicated are based on net assets of $12,104,583

Putnam RetirementReady 2040 Fund	Shares	Value

Absolute Return Funds (12.1%)*
Putnam Absolute Return 100 Fund Class Y †††	42,183	$430,263

Putnam Absolute Return 300 Fund Class Y †††	—	—

Putnam Absolute Return 500 Fund Class Y †††	36,563	414,991

Putnam Absolute Return 700 Fund Class Y †††	109,759	1,302,838

Total Absolute Return Funds (cost $2,100,636)		$2,148,092

Asset Allocation Funds (87.5%)*
Putnam Dynamic Asset Allocation Balanced Fund Class Y †††	—	$—

Putnam Dynamic Asset Allocation Conservative Fund Class Y †††	—	—

Putnam Dynamic Asset Allocation Equity Fund Class Y †††	546,767	5,976,164

Putnam Dynamic Asset Allocation Growth Fund Class Y †††	675,799	9,596,341

Total Asset Allocation Funds (cost $14,466,463)		$15,572,505

Fixed Income Funds (0.4%)*
Putnam Money Market Fund Class A †††	76,100	$76,100

Total Fixed Income Funds (cost $76,100)		$76,100

Total Investments (cost $16,643,199)		$17,796,697

* Percentages indicated are based on net assets of $17,792,815

30	RetirementReady® Funds

The funds’ portfolios 1/31/13 (Unaudited) cont.

Putnam RetirementReady 2035 Fund	Shares	Value

Absolute Return Funds (15.6%)*
Putnam Absolute Return 100 Fund Class Y †††	63,257	$645,218

Putnam Absolute Return 300 Fund Class Y †††	9,736	104,077

Putnam Absolute Return 500 Fund Class Y †††	91,384	1,037,203

Putnam Absolute Return 700 Fund Class Y †††	197,511	2,344,461

Total Absolute Return Funds (cost $4,029,667)		$4,130,959

Asset Allocation Funds (82.8%)*
Putnam Dynamic Asset Allocation Balanced Fund Class Y †††	81,282	$1,003,025

Putnam Dynamic Asset Allocation Conservative Fund Class Y †††	—	—

Putnam Dynamic Asset Allocation Equity Fund Class Y †††	259,297	2,834,121

Putnam Dynamic Asset Allocation Growth Fund Class Y †††	1,278,447	18,153,943

Total Asset Allocation Funds (cost $19,899,488)		$21,991,089

Fixed Income Funds (1.7%)*
Putnam Money Market Fund Class A †††	448,891	$448,891

Total Fixed Income Funds (cost $448,891)		$448,891

Total Investments (cost $24,378,046)		$26,570,939

* Percentages indicated are based on net assets of $26,565,486

Putnam RetirementReady 2030 Fund	Shares	Value

Absolute Return Funds (22.0%)*
Putnam Absolute Return 100 Fund Class Y †††	98,583	$1,005,547

Putnam Absolute Return 300 Fund Class Y †††	72,712	777,294

Putnam Absolute Return 500 Fund Class Y †††	157,265	1,784,957

Putnam Absolute Return 700 Fund Class Y †††	336,368	3,992,685

Total Absolute Return Funds (cost $7,373,800)		$7,560,483

Asset Allocation Funds (75.1%)*
Putnam Dynamic Asset Allocation Balanced Fund Class Y †††	603,070	$7,441,890

Putnam Dynamic Asset Allocation Conservative Fund Class Y †††	—	—

Putnam Dynamic Asset Allocation Equity Fund Class Y †††	—	—

Putnam Dynamic Asset Allocation Growth Fund Class Y †††	1,292,396	18,352,024

Total Asset Allocation Funds (cost $23,205,049)		$25,793,914

Fixed Income Funds (2.9%)*
Putnam Money Market Fund Class A †††	981,779	$981,779

Total Fixed Income Funds (cost $981,779)		$981,779

Total Investments (cost $31,560,628)		$34,336,176

* Percentages indicated are based on net assets of $34,328,446

RetirementReady® Funds	31

The funds’ portfolios 1/31/13 (Unaudited) cont.

Putnam RetirementReady 2025 Fund	Shares	Value

Absolute Return Funds (30.3%)*
Putnam Absolute Return 100 Fund Class Y †††	156,082	$1,592,036

Putnam Absolute Return 300 Fund Class Y †††	213,974	2,287,384

Putnam Absolute Return 500 Fund Class Y †††	260,739	2,959,388

Putnam Absolute Return 700 Fund Class Y †††	456,963	5,424,153

Total Absolute Return Funds (cost $11,957,829)		$12,262,961

Asset Allocation Funds (65.9%)*
Putnam Dynamic Asset Allocation Balanced Fund Class Y †††	1,547,731	$19,099,002

Putnam Dynamic Asset Allocation Conservative Fund Class Y †††	39,782	401,397

Putnam Dynamic Asset Allocation Equity Fund Class Y †††	—	—

Putnam Dynamic Asset Allocation Growth Fund Class Y †††	507,677	7,209,011

Total Asset Allocation Funds (cost $24,119,538)		$26,709,410

Fixed Income Funds (3.9%)*
Putnam Money Market Fund Class A †††	1,562,360	$1,562,360

Total Fixed Income Funds (cost $1,562,360)		$1,562,360

Total Investments (cost $37,639,727)		$40,534,731

* Percentages indicated are based on net assets of $40,526,123

Putnam RetirementReady 2020 Fund	Shares	Value

Absolute Return Funds (40.7%)*
Putnam Absolute Return 100 Fund Class Y †††	180,647	$1,842,597

Putnam Absolute Return 300 Fund Class Y †††	330,846	3,536,746

Putnam Absolute Return 500 Fund Class Y †††	423,464	4,806,314

Putnam Absolute Return 700 Fund Class Y †††	370,631	4,399,391

Total Absolute Return Funds (cost $14,260,651)		$14,585,048

Asset Allocation Funds (54.3%)*
Putnam Dynamic Asset Allocation Balanced Fund Class Y †††	1,227,793	$15,150,965

Putnam Dynamic Asset Allocation Conservative Fund Class Y †††	428,494	4,323,499

Putnam Dynamic Asset Allocation Equity Fund Class Y †††	—	—

Putnam Dynamic Asset Allocation Growth Fund Class Y †††	—	—

Total Asset Allocation Funds (cost $17,870,669)		$19,474,464

Fixed Income Funds (5.1%)*
Putnam Money Market Fund Class A †††	1,811,958	$1,811,958

Total Fixed Income Funds (cost $1,811,958)		$1,811,958

Total Investments (cost $33,943,278)		$35,871,470

* Percentages indicated are based on net assets of $35,862,782

32	RetirementReady® Funds

The funds’ portfolios 1/31/13 (Unaudited) cont.

Putnam RetirementReady 2015 Fund	Shares	Value

Absolute Return Funds (52.2%)*
Putnam Absolute Return 100 Fund Class Y †††	181,453	$1,850,822

Putnam Absolute Return 300 Fund Class Y †††	378,272	4,043,732

Putnam Absolute Return 500 Fund Class Y †††	537,131	6,096,434

Putnam Absolute Return 700 Fund Class Y †††	129,007	1,531,316

Total Absolute Return Funds (cost $13,242,951)		$13,522,304

Asset Allocation Funds (42.0%)*
Putnam Dynamic Asset Allocation Balanced Fund Class Y †††	304,896	$3,762,417

Putnam Dynamic Asset Allocation Conservative Fund Class Y †††	704,124	7,104,611

Putnam Dynamic Asset Allocation Equity Fund Class Y †††	—	—

Putnam Dynamic Asset Allocation Growth Fund Class Y †††	—	—

Total Asset Allocation Funds (cost $10,020,264)		$10,867,028

Fixed Income Funds (5.9%)*
Putnam Money Market Fund Class A †††	1,517,682	$1,517,682

Total Fixed Income Funds (cost $1,517,682)		$1,517,682

Total Investments (cost $24,780,897)		$25,907,014

* Percentages indicated are based on net assets of $25,900,788

Putnam Retirement Income Fund Lifestyle 1	Shares	Value

Absolute Return Funds (60.0%)*
Putnam Absolute Return 100 Fund Class Y †††	199,628	$2,036,204

Putnam Absolute Return 300 Fund Class Y †††	448,090	4,790,086

Putnam Absolute Return 500 Fund Class Y †††	600,834	6,819,468

Putnam Absolute Return 700 Fund Class Y †††	—	—

Total Absolute Return Funds (cost $13,408,933)		$13,645,758

Asset Allocation Funds (34.1%)*
Putnam Dynamic Asset Allocation Balanced Fund Class Y †††	—	$—

Putnam Dynamic Asset Allocation Conservative Fund Class Y †††	768,781	7,757,001

Putnam Dynamic Asset Allocation Equity Fund Class Y †††	—	—

Putnam Dynamic Asset Allocation Growth Fund Class Y †††	—	—

Total Asset Allocation Funds (cost $7,257,640)		$7,757,001

Fixed Income Funds (5.9%)*
Putnam Money Market Fund Class A †††	1,336,921	$1,336,921

Total Fixed Income Funds (cost $1,336,921)		$1,336,921

Total Investments (cost $22,003,494)		$22,739,680

* Percentages indicated are based on net assets of $22,734,455

RetirementReady® Funds	33

Key to holding’s abbreviations

ASC 820	Accounting Standards Codification ASC 820 Fair Value Measurements and Disclosures

Notes to the funds’ portfolios

††† Affiliated Company (Note 5).

Unless noted otherwise, the notes to the funds’ portfolio are for the close of the funds’ reporting period, which ran from August 1, 2012 through January 31, 2013 (the reporting period).

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the funds’ investments. The three levels are defined as follows:

Level 1: Valuations based on quoted prices for identical securities in active markets.

Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.

The following is a summary of the inputs used to value the funds’ net assets as of the close of the reporting period:

	Investments in Securities

Fund	Level 1	Level 2	Level 3	Total

Putnam RetirementReady 2055 Fund	$817,199	$—	$—	$817,199

Putnam RetirementReady 2050 Fund	8,680,038	—	—	8,680,038

Putnam RetirementReady 2045 Fund	12,110,879	—	—	12,110,879

Putnam RetirementReady 2040 Fund	17,796,697	—	—	17,796,697

Putnam RetirementReady 2035 Fund	26,570,939	—	—	26,570,939

Putnam RetirementReady 2030 Fund	34,336,176	—	—	34,336,176

Putnam RetirementReady 2025 Fund	40,534,731	—	—	40,534,731

Putnam RetirementReady 2020 Fund	35,871,470	—	—	35,871,470

Putnam RetirementReady 2015 Fund	25,907,014	—	—	25,907,014

Putnam Retirement Income Fund Lifestyle 1	22,739,680	—	—	22,739,680

The accompanying notes are an integral part of these financial statements.

34	RetirementReady® Funds

Statements of assets and liabilities 1/31/13 (Unaudited)

	Putnam	Putnam	Putnam	Putnam	Putnam
	Retirement-	Retirement-	Retirement-	Retirement-	Retirement-
	Ready	Ready	Ready	Ready	Ready
ASSETS	2055 Fund	2050 Fund	2045 Fund	2040 Fund	2035 Fund

Investments in affiliated
underlying Putnam Funds,
at value (Notes 1 and 5)	$817,199	$8,680,038	$12,110,879	$17,796,697	$26,570,939

Receivable for income
distributions from underlying
Putnam Fund shares	—	—	—	—	3

Receivable for shares of
the fund sold	3,342	7,561	7,531	234,406	9,837

Receivable for investments sold	9,277	39,195	158,586	531,887	285,382

Receivable from Manager
(Note 2)	1,697	6,911	8,272	12,029	15,427

Total assets	831,515	8,733,705	12,285,268	18,575,019	26,881,588

LIABILITIES

Payable for shares of the
fund repurchased	—	13,565	108,542	138,095	129,808

Payable for investments
purchased	12,619	33,191	61,543	628,168	165,415

Payable for distribution fees
(Note 2)	173	1,719	2,328	3,912	5,452

Payable for reports
to shareholders	1,319	3,350	3,351	4,880	5,068

Payable for auditing and tax fee	300	3,155	4,515	6,480	9,658

Other accrued expenses	78	406	406	669	701

Total liabilities	14,489	55,386	180,685	782,204	316,102

Net assets	$817,026	$8,678,319	$12,104,583	$17,792,815	$26,565,486

REPRESENTED BY

Paid-in-capital (unlimited shares
authorized) (Notes 1 and 4)	$757,174	$13,392,459	$21,425,165	$29,800,315	$43,349,622

Undistributed net investment
income (Distributions in excess
of net investment income) (Note 1)	(4,058)	23,463	117,953	178,356	266,117

Accumulated net realized gain
(loss) on investments (Note 1)	57,421	(5,119,574)	(10,067,681)	(13,339,354)	(19,243,146)

Net unrealized appreciation
of investments	6,489	381,971	629,146	1,153,498	2,192,893

Total — Representing net
assets applicable to
capital outstanding	$817,026	$8,678,319	$12,104,583	$17,792,815	$26,565,486

(Continued on next page)

RetirementReady® Funds	35

Statements of assets and liabilities 1/31/13 (Unaudited) cont.

	Putnam	Putnam	Putnam	Putnam	Putnam
COMPUTATION OF	Retirement-	Retirement-	Retirement-	Retirement-	Retirement-
NET ASSET VALUE	Ready	Ready	Ready	Ready	Ready
AND OFFERING PRICE	2055 Fund	2050 Fund	2045 Fund	2040 Fund	2035 Fund

Computation of net asset value, offering price and redemption price Class A
Net Assets	$464,564	$4,310,190	$6,896,855	$9,861,616	$15,176,273

Number of shares outstanding	43,764	311,018	450,050	586,265	884,393

Net asset value and
redemption price	$10.62	$13.86	$15.32	$16.82	$17.16

Offering price per class A share
(100/94.25 of Class A net
asset value)*	$11.27	$14.71	$16.25	$17.85	$18.21

Computation of net asset value and offering price Class B
Net Assets	$26,371	$175,189	$213,504	$574,235	$714,570

Number of shares outstanding	2,486	12,735	15,085	36,609	44,823

Net asset value and offering price***	$10.61	$13.76	$14.15	$15.69	$15.94

Computation of net asset value and offering price Class C
Net Assets	$49,179	$149,460	$168,297	$208,804	$366,987

Number of shares outstanding	4,666	10,932	11,832	13,404	23,012

Net asset value and offering price***	$10.54	$13.67	$14.22	$15.58	$15.95

Computation of net asset value, offering price and redemption price Class M
Net Assets	$12,032	$23,396	$19,322	$42,007	$40,350

Number of shares outstanding	1,132	1,667	1,291	2,632	2,426

Net asset value and
redemption price	$10.63	$14.03	$14.97	$15.96	$16.63

Offering price per class M share
(100/96.50 of Class M net
asset value)*	$11.02	$14.54	$15.51	$16.54	$17.23

Computation of net asset value, offering price and redemption price Class R
Net Assets	$17,759	$1,266,850	$1,230,832	$2,798,982	$3,196,289

Number of shares outstanding	1,673	92,616	78,550	162,422	193,414

Net asset value, offering price
and redemption value	$10.61****	$13.68	$15.67	$17.23	$16.53

Computation of net asset value, offering price and redemption price Class Y
Net Assets	$247,121	$2,753,234	$3,575,773	$4,307,171	$7,071,017

Number of shares outstanding	23,240	198,214	198,516	221,883	358,112

Net asset value, offering price
and redemption value	$10.63	$13.89	$18.01	$19.41	$19.75

Cost of investments (Note 1)	$810,710	$8,298,067	$11,481,733	$16,643,199	$24,378,046

* On retail sales of less than $50,000. On sales of $50,000 or more the offering price is reduced.

*** Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.

**** Net asset value may not recalculate due to rounding of fractional shares.

36	RetirementReady® Funds

Statements of assets and liabilities 1/31/13 (Unaudited) cont.

	Putnam	Putnam	Putnam	Putnam	Putnam
	Retirement-	Retirement-	Retirement-	Retirement-	Retirement
	Ready	Ready	Ready	Ready	Income Fund
ASSETS	2030 Fund	2025 Fund	2020 Fund	2015 Fund	Lifestyle 1

Investments in affiliated
underlying Putnam Funds,
at value (Notes 1 and 5)	$34,336,176	$40,534,731	$35,871,470	$25,907,014	$22,739,680

Receivable for income
distributions from underlying
Putnam Fund shares	7	12	14	12	10

Receivable for shares of
the fund sold	14,705	25,294	8,794	7,844	1,339

Receivable for investments sold	221,057	372,637	73,614	64,117	149,961

Receivable from Manager
(Note 2)	19,919	23,494	21,089	16,450	13,421

Total assets	34,591,864	40,956,168	35,974,981	25,995,437	22,904,411

LIABILITIES

Payable for shares of the
fund repurchased	114,062	141,015	25,995	34,206	3,907

Payable for investments
purchased	121,710	256,897	56,422	37,678	147,263

Payable for distribution fees
(Note 2)	7,727	8,639	8,693	6,313	5,366

Payable for reports
to shareholders	6,221	7,036	6,472	5,366	4,386

Payable for auditing and tax fee	12,799	15,417	13,674	10,332	8,651

Other accrued expenses	899	1,041	943	754	383

Total liabilities	263,418	430,045	112,199	94,649	169,956

Net assets	$34,328,446	$40,526,123	$35,862,782	$25,900,788	$22,734,455

REPRESENTED BY

Paid-in-capital (unlimited shares
authorized) (Notes 1 and 4)	$56,335,706	$66,999,867	$65,251,159	$51,232,896	$30,165,049

Undistributed net investment
income (Note 1)	302,102	297,563	250,146	207,615	3,327

Accumulated net realized loss
on investments (Note 1)	(25,084,910)	(29,666,311)	(31,566,715)	(26,665,840)	(8,170,107)

Net unrealized appreciation
of investments	2,775,548	2,895,004	1,928,192	1,126,117	736,186

Total — Representing net
assets applicable to
capital outstanding	$34,328,446	$40,526,123	$35,862,782	$25,900,788	$22,734,455

(Continued on next page)

RetirementReady® Funds	37

Statements of assets and liabilities 1/31/13 (Unaudited) cont.

	Putnam	Putnam	Putnam	Putnam	Putnam
COMPUTATION OF	Retirement-	Retirement-	Retirement-	Retirement-	Retirement
NET ASSET VALUE	Ready	Ready	Ready	Ready	Income Fund
AND OFFERING PRICE	2030 Fund	2025 Fund	2020 Fund	2015 Fund	Lifestyle 1

Computation of net asset value, offering price and redemption price Class A
Net Assets	$19,299,777	$26,487,166	$26,870,645	$20,507,154	$19,307,867

Number of shares outstanding	1,113,910	1,466,021	1,614,238	1,221,774	1,155,021

Net asset value and
redemption price	$17.33	$18.07	$16.65	$16.78	$16.72

Offering price per class A share
(100/94.25 of Class A net
asset value)*	$18.39	$19.17	$17.67	$17.80	N/A

Offering price per class A share
(100/96.00 of Class A
net asset value)**	N/A	N/A	N/A	N/A	$17.42

Computation of net asset value and offering price Class B
Net Assets	$1,107,243	$937,039	$1,045,193	$429,439	$182,207

Number of shares outstanding	66,915	55,212	65,005	26,290	10,955

Net asset value and offering price***	$16.55	$16.97	$16.08	$16.33	$16.63

Computation of net asset value and offering price Class C
Net Assets	$664,647	$624,125	$856,015	$396,675	$620,841

Number of shares outstanding	40,113	36,721	53,056	24,284	37,232

Net asset value and offering price***	$16.57	$17.00	$16.13	$16.33	$16.68****

Computation of net asset value, offering price and redemption price Class M
Net Assets	$86,114	$221,286	$129,393	$150,498	$294,220

Number of shares outstanding	5,091	12,877	7,900	9,067	17,558

Net asset value and
redemption price	$16.92****	$17.19****	$16.38	$16.60	$16.76

Offering price per class M share
(100/96.50 of Class M net
asset value)*	$17.53	$17.81	$16.97	$17.20

Offering price per class M share
(100/96.75 of Class M net
asset value)*					$17.32

Computation of net asset value, offering price and redemption price Class R
Net Assets	$4,852,017	$3,821,472	$3,319,495	$2,778,045	$1,249,155

Number of shares outstanding	294,945	225,653	206,814	171,175	74,763

Net asset value, offering price
and redemption value	$16.45	$16.94	$16.05	$16.23	$16.71

Computation of net asset value, offering price and redemption price Class Y
Net Assets	$8,318,648	$8,435,035	$3,642,041	$1,638,977	$1,080,165

Number of shares outstanding	424,268	465,378	196,901	97,514	64,414

Net asset value, offering price
and redemption value	$19.61	$18.13	$18.50	$16.81	$16.77

Cost of investments (Note 1)	$31,560,628	$37,639,727	$33,943,278	$24,780,897	$22,003,494

* On retail sales of less than $50,000. On sales of $50,000 or more the offering price is reduced.

** On retail sales of less than $100,000. On sales of $100,000 or more the offering price is reduced.

*** Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.

**** Net asset value may not recalculate due to rounding of fractional shares.

The accompanying notes are an integral part of these financial statements.

38	RetirementReady® Funds

Statements of operations For the six months ended 1/31/13 (Unaudited)

	Putnam	Putnam	Putnam	Putnam	Putnam
	Retirement-	Retirement-	Retirement-	Retirement-	Retirement-
	Ready	Ready	Ready	Ready	Ready
INVESTMENT INCOME	2055 Fund	2050 Fund	2045 Fund	2040 Fund	2035 Fund

Income distributions from
underlying Putnam Fund shares
(Note 5)	$9,328	$93,114	$137,308	$203,430	$300,531

EXPENSES

Distribution fees (Note 2)	906	9,385	12,880	21,348	30,233

Auditing and tax fees	300	3,155	4,516	6,480	9,658

Reports to shareholders	630	1,614	1,755	2,577	2,485

Other	131	341	412	580	659

Fees waived and reimbursed by
Manager (Note 2)	(1,061)	(5,110)	(6,683)	(9,637)	(12,802)

Total expenses	906	9,385	12,880	21,348	30,233

Net investment income	8,422	83,729	124,428	182,082	270,298

Net realized gain (loss) on sale of
underlying Putnam Fund shares
(Notes 1 and 3)	42,040	(96,295)	14,006	118,322	348,203

Capital gain distribution from
underlying Putnam Fund shares
(Note 5)	49,931	461,519	502,328	455,054	214,555

Net unrealized appreciation
(depreciation) of underlying
Putnam Fund shares during
the period	(17,017)	429,110	588,917	910,257	1,441,242

Net gain on investments	74,954	794,334	1,105,251	1,483,633	2,004,000

Net increase in net assets
resulting from operations	$83,376	$878,063	$1,229,679	$1,665,715	$2,274,298

RetirementReady® Funds	39

Statements of operations For the six months ended 1/31/13 (Unaudited) cont.

	Putnam	Putnam	Putnam	Putnam	Putnam
	Retirement-	Retirement-	Retirement-	Retirement-	Retirement
	Ready	Ready	Ready	Ready	Income Fund
INVESTMENT INCOME	2030 Fund	2025 Fund	2020 Fund	2015 Fund	Lifestyle 1

Income distributions from
underlying Putnam Fund
shares (Note 5)	$353,311	$363,455	$314,835	$255,828	$228,764

EXPENSES

Distribution fees (Note 2)	43,662	49,579	50,046	37,701	30,909

Auditing and tax fees	12,799	15,417	13,674	10,332	8,651

Reports to shareholders	3,010	3,748	3,313	2,479	2,291

Other	843	1,063	906	678	451

Fees waived and reimbursed by
Manager (Note 2)	(16,652)	(20,228)	(17,893)	(13,489)	(11,393)

Total expenses	43,662	49,579	50,046	37,701	30,909

Net investment income	309,649	313,876	264,789	218,127	197,855

Net realized gain on sale of
underlying Putnam Fund shares
(Notes 1 and 3)	802,778	720,134	509,967	296,238	118,046

Net unrealized appreciation
of underlying Putnam Fund
shares during the period	1,468,563	1,456,889	909,450	431,875	307,846

Net gain on investments	2,271,341	2,177,023	1,419,417	728,113	425,892

Net increase in net assets
resulting from operations	$2,580,990	$2,490,899	$1,684,206	$946,240	$623,747

The accompanying notes are an integral part of these financial statements.

40	RetirementReady® Funds

Statements of changes in net assets

Putnam RetirementReady 2055 Fund —
TOTAL INCREASE IN NET ASSETS	Six months ended 1/31/13*	Year ended 7/31/12

Operations:
Net investment income	$8,422	$665

Net realized gain (loss) on underlying Putnam Fund shares	91,971	(15,319)

Net unrealized appreciation (depreciation) on underlying
Putnam Fund shares	(17,017)	24,006

Net increase in net assets resulting from operations	83,376	9,352

Distributions to shareholders (Note 1)
From ordinary income
Net investment income

Class A	(7,792)	(7,418)

Class B	(364)	(208)

Class C	(600)	(727)

Class M	(158)	(219)

Class R	(272)	(351)

Class Y	(6,835)	(2,038)

Net realized short-term gain on investments

Class A	—	(592)

Class B	—	(27)

Class C	—	(65)

Class M	—	(23)

Class R	—	(31)

Class Y	—	(153)

From net realized long-term gain on investments
Class A	(1,798)	(2,256)

Class B	(110)	(101)

Class C	(201)	(246)

Class M	(50)	(86)

Class R	(73)	(116)

Class Y	(1,424)	(585)

Increase from capital share transactions (Note 4)	166,359	332,012

Total increase in net assets	230,058	326,122

NET ASSETS

Beginning of period	586,968	260,846

End of period	$817,026	$586,968

Distributions in excess of net investment income
and undistributed net investment income, respectively,
end of period	$(4,058)	$3,541

* Unaudited

RetirementReady® Funds	41

Statements of changes in net assets cont.

Putnam RetirementReady 2050 Fund —
TOTAL INCREASE (DECREASE) IN NET ASSETS	Six months ended 1/31/13*	Year ended 7/31/12

Operations:
Net investment income	$83,729	$14,042

Net realized gain on underlying Putnam Fund shares	365,224	32,611

Net unrealized appreciation (depreciation) on underlying
Putnam Fund shares	429,110	(68,013)

Net increase (decrease) in net assets resulting from operations	878,063	(21,360)

Distributions to shareholders (Note 1)
From ordinary income
Net investment income

Class A	(51,151)	(127,663)

Class B	(879)	(4,681)

Class C	(970)	(2,635)

Class M	(161)	(248)

Class R	(12,884)	(28,583)

Class Y	(37,119)	(77,945)

Increase (decrease) from capital share transactions (Note 4)	625,740	(333,200)

Total increase (decrease) in net assets	1,400,639	(596,315)

NET ASSETS

Beginning of period	7,277,680	7,873,995

End of period	$8,678,319	$7,277,680

Undistributed net investment income, respectively, end of period	$23,463	$42,898

Putnam RetirementReady 2045 Fund —
TOTAL INCREASE (DECREASE) IN NET ASSETS	Six months ended 1/31/13*	Year ended 7/31/12

Operations:
Net investment income	$124,428	$32,494

Net realized gain (loss) on underlying Putnam Fund shares	516,334	(118,489)

Net unrealized appreciation (depreciation) on underlying
Putnam Fund shares	588,917	(356,802)

Net increase (decrease) in net assets resulting from operations	1,229,679	(442,797)

Distributions to shareholders (Note 1)
From ordinary income
Net investment income

Class A	(168,001)	(200,364)

Class B	(5,359)	(3,832)

Class C	(3,545)	(1,020)

Class M	(415)	(350)

Class R	(28,004)	(29,498)

Class Y	(81,839)	(76,692)

Increase (decrease) from capital share transactions (Note 4)	487,545	(4,614,971)

Total increase (decrease) in net assets	1,430,061	(5,369,524)

NET ASSETS

Beginning of period	10,674,522	16,044,046

End of period	$12,104,583	$10,674,522

Undistributed net investment income, respectively, end of period	$117,953	$280,688

* Unaudited

42	RetirementReady® Funds

Statements of changes in net assets cont.

Putnam RetirementReady 2040 Fund —
TOTAL INCREASE (DECREASE) IN NET ASSETS	Six months ended 1/31/13*	Year ended 7/31/12

Operations:
Net investment income	$182,082	$59,855

Net realized gain (loss) on underlying Putnam Fund shares	573,376	(294,570)

Net unrealized appreciation (depreciation) on underlying
Putnam Fund shares	910,257	(679,485)

Net increase (decrease) in net assets resulting from operations	1,665,715	(914,200)

Distributions to shareholders (Note 1)
From ordinary income
Net investment income

Class A	(175,542)	(193,347)

Class B	(7,777)	(7,727)

Class C	(2,824)	(3,122)

Class M	(674)	(209)

Class R	(42,406)	(41,230)

Class Y	(70,835)	(81,944)

Increase (decrease) from capital share transactions (Note 4)	1,350,638	(8,476,201)

Total increase (decrease) in net assets	2,716,295	(9,717,980)

NET ASSETS

Beginning of period	15,076,520	24,794,500

End of period	$17,792,815	$15,076,520

Undistributed net investment income, respectively, end of period	$178,356	$296,332

Putnam RetirementReady 2035 Fund —
TOTAL INCREASE (DECREASE) IN NET ASSETS	Six months ended 1/31/13*	Year ended 7/31/12

Operations:
Net investment income	$270,298	$152,962

Net realized gain on underlying Putnam Fund shares	562,758	427,957

Net unrealized appreciation (depreciation) on underlying
Putnam Fund shares	1,441,242	(1,480,168)

Net increase (decrease) in net assets resulting from operations	2,274,298	(899,249)

Distributions to shareholders (Note 1)
From ordinary income
Net investment income

Class A	(177,387)	(382,241)

Class B	(4,254)	(13,150)

Class C	(2,715)	(5,874)

Class M	(313)	—

Class R	(33,912)	(67,006)

Class Y	(83,524)	(165,898)

Increase (decrease) from capital share transactions (Note 4)	1,753,632	(11,306,205)

Total increase (decrease) in net assets	3,725,825	(12,839,623)

NET ASSETS

Beginning of period	22,839,661	35,679,284

End of period	$26,565,486	$22,839,661

Undistributed net investment income, respectively, end of period	$266,117	$297,924

* Unaudited

RetirementReady® Funds	43

Statements of changes in net assets cont.

Putnam RetirementReady 2030 Fund —
TOTAL INCREASE (DECREASE) IN NET ASSETS	Six months ended 1/31/13*	Year ended 7/31/12

Operations:
Net investment income	$309,649	$322,802

Net realized gain on underlying Putnam Fund shares	802,778	1,005,437

Net unrealized appreciation (depreciation) on underlying
Putnam Fund shares	1,468,563	(2,029,064)

Net increase (decrease) in net assets resulting from operations	2,580,990	(700,825)

Distributions to shareholders (Note 1)
From ordinary income
Net investment income

Class A	(184,029)	(419,610)

Class B	(3,230)	(16,520)

Class C	(2,307)	(9,323)

Class M	(446)	—

Class R	(41,139)	(92,131)

Class Y	(84,720)	(158,198)

Increase (decrease) from capital share transactions (Note 4)	1,251,646	(14,412,987)

Total increase (decrease) in net assets	3,516,765	(15,809,594)

NET ASSETS

Beginning of period	30,811,681	46,621,275

End of period	$34,328,446	$30,811,681

Undistributed net investment income, respectively, end of period	$302,102	$308,324

Putnam RetirementReady 2025 Fund —
TOTAL INCREASE (DECREASE) IN NET ASSETS	Six months ended 1/31/13*	Year ended 7/31/12

Operations:
Net investment income	$313,876	$601,893

Net realized gain on underlying Putnam Fund shares	720,134	828,913

Net unrealized appreciation (depreciation) on underlying
Putnam Fund shares	1,456,889	(1,492,617)

Net increase (decrease) in net assets resulting from operations	2,490,899	(61,811)

Distributions to shareholders (Note 1)
From ordinary income
Net investment income

Class A	(388,400)	(794,855)

Class B	(7,930)	(26,008)

Class C	(5,097)	(15,533)

Class M	(2,783)	(4,205)

Class R	(49,618)	(118,241)

Class Y	(141,043)	(274,787)

Increase (decrease) from capital share transactions (Note 4)	766,117	(12,574,928)

Total increase (decrease) in net assets	2,662,145	(13,870,368)

NET ASSETS

Beginning of period	37,863,978	51,734,346

End of period	$40,526,123	$37,863,978

Undistributed net investment income, respectively, end of period	$297,563	$578,558

* Unaudited

44	RetirementReady® Funds

Statements of changes in net assets cont.

Putnam RetirementReady 2020 Fund —
TOTAL INCREASE (DECREASE) IN NET ASSETS	Six months ended 1/31/13*	Year ended 7/31/12

Operations:
Net investment income	$264,789	$700,039

Net realized gain on underlying Putnam Fund shares	509,967	467,637

Net unrealized appreciation (depreciation) on underlying
Putnam Fund shares	909,450	(961,206)

Net increase in net assets resulting from operations	1,684,206	206,470

Distributions to shareholders (Note 1)
From ordinary income
Net investment income

Class A	(521,332)	(1,113,015)

Class B	(14,838)	(31,902)

Class C	(11,717)	(27,373)

Class M	(1,918)	(6,310)

Class R	(59,037)	(143,151)

Class Y	(73,667)	(194,103)

Increase (decrease) from capital share transactions (Note 4)	933,961	(13,647,173)

Total increase (decrease) in net assets	1,935,658	(14,956,557)

NET ASSETS

Beginning of period	33,927,124	48,883,681

End of period	$35,862,782	$33,927,124

Undistributed net investment income, respectively, end of period	$250,146	$667,866

Putnam RetirementReady 2015 Fund —
TOTAL DECREASE IN NET ASSETS	Six months ended 1/31/13*	Year ended 7/31/12

Operations:
Net investment income	$218,127	$516,275

Net realized gain on underlying Putnam Fund shares	296,238	130,709

Net unrealized appreciation (depreciation) on underlying
Putnam Fund shares	431,875	(528,301)

Net increase in net assets resulting from operations	946,240	118,683

Distributions to shareholders (Note 1)
From ordinary income
Net investment income

Class A	(399,632)	(994,577)

Class B	(5,027)	(20,937)

Class C	(4,258)	(27,475)

Class M	(2,199)	(6,293)

Class R	(48,643)	(130,764)

Class Y	(39,651)	(128,681)

Decrease from capital share transactions (Note 4)	(548,515)	(12,986,114)

Total decrease in net assets	(101,685)	(14,176,158)

NET ASSETS

Beginning of period	26,002,473	40,178,631

End of period	$25,900,788	$26,002,473

Undistributed net investment income, respectively, end of period	$207,615	$488,898

* Unaudited

RetirementReady® Funds	45

Statements of changes in net assets cont.

Putnam Retirement Income Fund Lifestyle 1 —
TOTAL INCREASE (DECREASE) IN NET ASSETS	Six months ended 1/31/13*	Year ended 7/31/12

Operations:
Net investment income	$197,855	$403,631

Net realized gain on underlying Putnam Fund shares	118,046	83,604

Net unrealized appreciation (depreciation) on underlying
Putnam Fund shares	307,846	(232,063)

Net increase in net assets resulting from operations	623,747	255,172

Distributions to shareholders (Note 1)
From ordinary income
Net investment income

Class A	(169,803)	(322,257)

Class B	(1,285)	(2,564)

Class C	(4,109)	(6,196)

Class M	(2,473)	(4,681)

Class R	(10,001)	(20,869)

Class Y	(11,006)	(42,915)

Increase (decrease) from capital share transactions (Note 4)	1,046,153	(7,639,724)

Total increase (decrease) in net assets	1,471,223	(7,784,034)

NET ASSETS

Beginning of period	21,263,232	29,047,266

End of period	$22,734,455	$21,263,232

Undistributed net investment income, respectively, end of period	$3,327	$4,149

* Unaudited

The accompanying notes are an integral part of these financial statements.

46	RetirementReady® Funds

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RetirementReady® Funds	47

Financial highlights (For a common share outstanding throughout the period)

Putnam RetirementReady 2055 Fund

INVESTMENT OPERATIONS:					LESS DISTRIBUTIONS:					RATIOS AND SUPPLEMENTAL DATA:

												Ratio of net
											Ratio	investment
	Net asset		Net realized								of expenses	income (loss)
	value,		and unrealized	Total from	From	From	Total	Net asset	Total return	Net assets,	to average	to average	Portfolio
	beginning	Net investment	gain (loss)	investment	net investment	net realized gain	distribu-	value, end	at net asset	end of period	net assets	net assets	turnover
Period ended	of period	income (loss) [a]	on investments	operations	income	on investments	tions	of period	value (%) [b]	(in thousands)	(%) [c,d]	(%) [d]	(%)

Class A
January 31, 2013 **	$9.73	.11	1.03	1.14	(.20)	(.05)	(.25)	$10.62	11.75 *	$465	.13 *	1.04 *	91 *
July 31, 2012	10.09	.02	(.02)	— [e]	(.26)	(.10)	(.36)	9.73	.34	312.25		.26	167
July 31, 2011†	10.00	— [e]	.83	.83	(.65)	(.09)	(.74)	10.09	8.53 *	179	.17 *	(.01) *	101 *

Class B
January 31, 2013 **	$9.72	.08	1.01	1.09	(.15)	(.05)	(.20)	$10.61	11.26 *	$26	.50 *	.74 *	91 *
July 31, 2012	10.05	(.05)	(.02)	(.07)	(.16)	(.10)	(.26)	9.72	(.44)	12	1.00	(.56)	167
July 31, 2011 †	10.00	.12	.67	.79	(.65)	(.09)	(.74)	10.05	8.03 *	17	.67 *	1.13 *	101 *

Class C
January 31, 2013 **	$9.65	.07	1.00	1.07	(.13)	(.05)	(.18)	$10.54	11.18 *	$49	.50 *	.67 *	91 *
July 31, 2012	10.05	(.06)	— [e]	(.06)	(.24)	(.10)	(.34)	9.65	(.36)	36	1.00	(.58)	167
July 31, 2011 †	10.00	.16	.63	.79	(.65)	(.09)	(.74)	10.05	8.03 *	15	.67 *	1.58 *	101 *

Class M
January 31, 2013 **	$9.72	.08	1.02	1.10	(.14)	(.05)	(.19)	$10.63	11.39 *	$12	.38 *	.75 *	91 *
July 31, 2012	10.06	(.03)	(.01)	(.04)	(.20)	(.10)	(.30)	9.72	(.10)	11.75		(.30)	167
July 31, 2011 †	10.00	.21	.59	.80	(.65)	(.09)	(.74)	10.06	8.16 *	12	.50 *	2.02 *	101 *

Class R
January 31, 2013 **	$9.72	.09	1.02	1.11	(.17)	(.05)	(.22)	$10.61	11.46 *	$18	.25 *	.90 *	91 *
July 31, 2012	10.08	— [e]	(.02)	(.02)	(.24)	(.10)	(.34)	9.72	.10	15.50		(.04)	167
July 31, 2011 †	10.00	.23	.59	.82	(.65)	(.09)	(.74)	10.08	8.40 *	11	.33 *	2.23 *	101 *

Class Y
January 31, 2013 **	$9.76	.14	1.00	1.14	(.22)	(.05)	(.27)	$10.63	11.73 *	$247	— *	1.33 *	91 *
July 31, 2012	10.11	.03	— [e]	.03	(.28)	(.10)	(.38)	9.76	.62	201	—	.27	167
July 31, 2011 †	10.00	.18	.68	.86	(.66)	(.09)	(.75)	10.11	8.76 *	28	—	1.73 *	101 *

See page 68 for notes to financial highlights.

The accompanying notes are an integral part of these financial statements.

48	RetirementReady® Funds	RetirementReady® Funds	49

Financial highlights (For a common share outstanding throughout the period)

Putnam RetirementReady 2050 Fund

INVESTMENT OPERATIONS:					LESS DISTRIBUTIONS:						RATIOS AND SUPPLEMENTAL DATA:

												Ratio	Ratio
			Net realized			From						of expenses	of net investment
	Net asset value,		and unrealized	Total from	From	net realized				Total return	Net assets,	to average	income (loss)	Portfolio
	beginning	Net investment	gain (loss)	investment	net investment	gain	Total	Redemption	Net asset value,	at net asset	end of period	net assets	to average	turnover
Period ended	of period	income (loss) [a]	on investments	operations	income	on investments	distributions	fees	end of period	value (%) [b]	(in thousands)	(%) [c,d]	net assets (%) [d]	(%)

Class A
January 31, 2013 **	$12.58	.14	1.31	1.45	(.17)	—	(.17)	—	$13.86	11.57 *	$4,310	.13 *	1.05 *	29 *
July 31, 2012	12.86	.02	.15	.17	(.45)	—	(.45)	—	12.58	1.60	3,590.25		.19	61
July 31, 2011	11.88	.36	1.56	1.92	(.94)	—	(.94)	—	12.86	16.33	4,196.25		2.84	72
July 31, 2010	12.19	.66	.90	1.56	(1.87)	—	(1.87)	— [e]	11.88	12.76	4,886.25		5.36	86
July 31, 2009	15.83	.07	(3.08)	(3.01)	(.19)	(.44)	(.63)	— [e]	12.19	(18.34)	5,110.35		.64	171
July 31, 2008	21.18	.21	(2.85)	(2.64)	(.51)	(2.20)	(2.71)	—	15.83	(14.25)	7,132.35		1.13	151

Class B
January 31, 2013 **	$12.45	.08	1.30	1.38	(.07)	—	(.07)	—	$13.76	11.12 *	$175	.50 *	.63 *	29 *
July 31, 2012	12.76	(.06)	.13	.07	(.38)	—	(.38)	—	12.45	.82	144	1.00	(.54)	61
July 31, 2011	11.77	.20	1.61	1.81	(.82)	—	(.82)	—	12.76	15.52	119	1.00	1.56	72
July 31, 2010	12.09	.67	.79	1.46	(1.78)	—	(1.78)	— [e]	11.77	11.98	105	1.00	5.45	86
July 31, 2009	15.69	(.02)	(3.05)	(3.07)	(.09)	(.44)	(.53)	— [e]	12.09	(19.00)	137	1.10	(.19)	171
July 31, 2008	21.02	.06	(2.83)	(2.77)	(.36)	(2.20)	(2.56)	—	15.69	(14.91)	119	1.10	.31	151

Class C
January 31, 2013 **	$12.39	.09	1.28	1.37	(.09)	—	(.09)	—	$13.67	11.11 *	$149	.50 *	.69 *	29 *
July 31, 2012	12.68	(.07)	.15	.08	(.37)	—	(.37)	—	12.39	.84	115	1.00	(.57)	61
July 31, 2011	11.74	.20	1.60	1.80	(.86)	—	(.86)	—	12.68	15.46	87	1.00	1.61	72
July 31, 2010	12.08	.54	.92	1.46	(1.80)	—	(1.80)	— [e]	11.74	11.99	65	1.00	4.44	86
July 31, 2009	15.70	(.03)	(3.05)	(3.08)	(.10)	(.44)	(.54)	— [e]	12.08	(19.01)	46	1.10	(.29)	171
July 31, 2008	21.12	.05	(2.81)	(2.76)	(.46)	(2.20)	(2.66)	—	15.70	(14.90)	34	1.10	.29	151

Class M
January 31, 2013 **	$12.71	.11	1.31	1.42	(.10)	—	(.10)	—	$14.03	11.21 *	$23	.38 *	.83 *	29 *
July 31, 2012	12.74	(.06)	.19	.13	(.16)	—	(.16)	—	12.71	1.13	18.75		(.48)	61
July 31, 2011	11.79	.24	1.60	1.84	(.89)	—	(.89)	—	12.74	15.76	90.75		1.85	72
July 31, 2010	12.12	.60	.89	1.49	(1.82)	—	(1.82)	— [e]	11.79	12.24	57.75		4.92	86
July 31, 2009	15.74	— [e]	(3.05)	(3.05)	(.13)	(.44)	(.57)	— [e]	12.12	(18.78)	43.85		(.01)	171
July 31, 2008	21.12	.10	(2.83)	(2.73)	(.45)	(2.20)	(2.65)	—	15.74	(14.69)	36.85		.54	151

Class R
January 31, 2013 **	$12.41	.12	1.29	1.41	(.14)	—	(.14)	—	$13.68	11.44 *	$1,267	.25 *	.93 *	29 *
July 31, 2012	12.72	(.01)	.14	.13	(.44)	—	(.44)	—	12.41	1.28	1,008.50		(.06)	61
July 31, 2011	11.77	.26	1.60	1.86	(.91)	—	(.91)	—	12.72	16.04	669.50		2.08	72
July 31, 2010	12.10	.62	.91	1.53	(1.86)	—	(1.86)	— [e]	11.77	12.56	406.50		5.09	86
July 31, 2009	15.74	.02	(3.05)	(3.03)	(.17)	(.44)	(.61)	— [e]	12.10	(18.58)	256.60		.18	171
July 31, 2008	21.12	.13	(2.81)	(2.68)	(.50)	(2.20)	(2.70)	—	15.74	(14.47)	150.60		.73	151

Class Y
January 31, 2013 **	$12.62	.15	1.32	1.47	(.20)	—	(.20)	—	$13.89	11.71 *	$2,753	— *	1.14 *	29 *
July 31, 2012	12.91	.05	.15	.20	(.49)	—	(.49)	—	12.62	1.83	2,403	—	.41	61
July 31, 2011	11.92	.32	1.64	1.96	(.97)	—	(.97)	—	12.91	16.64	2,713	—	2.48	72
July 31, 2010	12.22	.76	.84	1.60	(1.90)	—	(1.90)	— [e]	11.92	13.10	1,932	—	6.11	86
July 31, 2009	15.89	.11	(3.12)	(3.01)	(.22)	(.44)	(.66)	— [e]	12.22	(18.20)	1,951.10		.95	171
July 31, 2008	21.26	.24	(2.85)	(2.61)	(.56)	(2.20)	(2.76)	—	15.89	(14.04)	3,417.10		1.26	151

See page 68 for notes to financial highlights.

The accompanying notes are an integral part of these financial statements.

50	RetirementReady® Funds	RetirementReady® Funds	51

Financial highlights (For a common share outstanding throughout the period)

Putnam RetirementReady 2045 Fund

INVESTMENT OPERATIONS:					LESS DISTRIBUTIONS:						RATIOS AND SUPPLEMENTAL DATA:

												Ratio	Ratio
			Net realized			From						of expenses	of net investment
	Net asset value,		and unrealized	Total from	From	net realized				Total return	Net assets,	to average	income (loss)	Portfolio
	beginning	Net investment	gain (loss)	investment	net investment	gain	Total	Redemption	Net asset value,	at net asset	end of period	net assets	to average	turnover
Period ended	of period	income (loss) [a]	on investments	operations	income	on investments	distributions	fees	end of period	value (%) [b]	(in thousands)	(%) [c,d]	net assets (%) [d]	(%)

Class A
January 31, 2013 **	$14.14	.16	1.40	1.56	(.38)	—	(.38)	—	$15.32	11.18 *	$6,897	.13 *	1.08 *	31 *
July 31, 2012	14.37	.04	.16	.20	(.43)	—	(.43)	—	14.14	1.62	6,053.25		.29	47
July 31, 2011	13.24	.40	1.71	2.11	(.98)	—	(.98)	—	14.37	16.14	8,782.25		2.77	48
July 31, 2010	13.23	.70	1.02	1.72	(1.71)	—	(1.71)	— [e]	13.24	13.01	8,985.25		5.16	76
July 31, 2009	17.10	.09	(3.27)	(3.18)	(.01)	(.68)	(.69)	— [e]	13.23	(17.96)	10,108.35		.73	158
July 31, 2008	26.39	.26	(3.04)	(2.78)	(.93)	(5.58)	(6.51)	— [e]	17.10	(13.88)	14,332.34		1.21	134

Class B
January 31, 2013 **	$13.06	.10	1.29	1.39	(.30)	—	(.30)	—	$14.15	10.79 *	$214	.50 *	.76 *	31 *
July 31, 2012	13.32	(.07)	.15	.08	(.34)	—	(.34)	—	13.06	.84	215	1.00	(.55)	47
July 31, 2011	12.34	.23	1.63	1.86	(.88)	—	(.88)	—	13.32	15.27	160	1.00	1.76	48
July 31, 2010	12.45	.62	.90	1.52	(1.63)	—	(1.63)	— [e]	12.34	12.11	119	1.00	4.86	76
July 31, 2009	16.25	(.02)	(3.10)	(3.12)	—	(.68)	(.68)	— [e]	12.45	(18.53)	138	1.10	(.14)	158
July 31, 2008	25.42	.09	(2.89)	(2.80)	(.79)	(5.58)	(6.37)	— [e]	16.25	(14.52)	158	1.09	.45	134

Class C
January 31, 2013 **	$13.16	.11	1.29	1.40	(.34)	—	(.34)	—	$14.22	10.80 *	$168	.50 *	.83 *	31 *
July 31, 2012	13.42	(.07)	.16	.09	(.35)	—	(.35)	—	13.16	.84	62	1.00	(.53)	47
July 31, 2011	12.46	.24	1.64	1.88	(.92)	—	(.92)	—	13.42	15.24	41	1.00	1.81	48
July 31, 2010	12.56	.54	1.00	1.54	(1.64)	—	(1.64)	— [e]	12.46	12.18	22	1.00	4.21	76
July 31, 2009	16.39	— [e]	(3.15)	(3.15)	—	(.68)	(.68)	— [e]	12.56	(18.55)	13	1.10	.01	158
July 31, 2008	25.59	.08	(2.90)	(2.82)	(.80)	(5.58)	(6.38)	— [e]	16.39	(14.52)	20	1.09	.40	134

Class M
January 31, 2013 **	$13.81	.14	1.36	1.50	(.34)	—	(.34)	—	$14.97	10.95 *	$19	.38 *	1.00 *	31 *
July 31, 2012	14.08	(.03)	.16	.13	(.40)	—	(.40)	—	13.81	1.14	13.75		(.19)	47
July 31, 2011	13.01	.28	1.72	2.00	(.93)	—	(.93)	—	14.08	15.52	9.75		2.01	48
July 31, 2010	13.03	.63	1.00	1.63	(1.65)	—	(1.65)	— [e]	13.01	12.45	6.75		4.71	76
July 31, 2009	16.93	.02	(3.24)	(3.22)	—	(.68)	(.68)	— [e]	13.03	(18.37)	5.85		.18	158
July 31, 2008	25.71	.02	(2.88)	(2.86)	(.35)	(5.58)	(5.93)	.01	16.93	(14.29)	7.84		.13	134

Class R
January 31, 2013 **	$14.44	.15	1.43	1.58	(.35)	—	(.35)	—	$15.67	11.05 *	$1,231	.25 *	.97 *	31 *
July 31, 2012	14.68	.01	.16	.17	(.41)	—	(.41)	—	14.44	1.36	1,085.50		.04	47
July 31, 2011	13.52	.35	1.77	2.12	(.96)	—	(.96)	—	14.68	15.88	1,012.50		2.36	48
July 31, 2010	13.49	.61	1.10	1.71	(1.68)	—	(1.68)	— [e]	13.52	12.67	644.50		4.42	76
July 31, 2009	17.44	.05	(3.32)	(3.27)	—	(.68)	(.68)	— [e]	13.49	(18.14)	335.60		.37	158
July 31, 2008	26.84	.17	(3.06)	(2.89)	(.93)	(5.58)	(6.51)	—	17.44	(14.08)	364.59		.82	134

Class Y
January 31, 2013 **	$16.57	.20	1.66	1.86	(.42)	—	(.42)	—	$18.01	11.34 *	$3,576	— *	1.18 *	31 *
July 31, 2012	16.77	.07	.20	.27	(.47)	—	(.47)	—	16.57	1.86	3,247	—	.44	47
July 31, 2011	15.30	.47	2.02	2.49	(1.02)	—	(1.02)	—	16.77	16.45	6,041	—	2.82	48
July 31, 2010	15.05	.92	1.08	2.00	(1.75)	—	(1.75)	— [e]	15.30	13.28	4,689	—	5.88	76
July 31, 2009	19.33	.13	(3.68)	(3.55)	(.05)	(.68)	(.73)	— [e]	15.05	(17.77)	4,366.10		.92	158
July 31, 2008	28.99	.31	(3.38)	(3.07)	(1.01)	(5.58)	(6.59)	— [e]	19.33	(13.66)	7,181.09		1.29	134

See page 68 for notes to financial highlights.

The accompanying notes are an integral part of these financial statements.

52	RetirementReady® Funds	RetirementReady® Funds	53

Financial highlights (For a common share outstanding throughout the period)

Putnam RetirementReady 2040 Fund

INVESTMENT OPERATIONS:					LESS DISTRIBUTIONS:						RATIOS AND SUPPLEMENTAL DATA:

												Ratio	Ratio
			Net realized			From						of expenses	of net investment
	Net asset value,		and unrealized	Total from	From	net realized				Total return	Net assets,	to average	income (loss)	Portfolio
	beginning	Net investment	gain (loss)	investment	net investment	gain	Total	Redemption	Net asset value,	at net asset	end of period	net assets	to average	turnover
Period ended	of period	income (loss) [a]	on investments	operations	income	on investments	distributions	fees	end of period	value (%) [b]	(in thousands)	(%) [c,d]	net assets (%) [d]	(%)

Class A
January 31, 2013 **	$15.48	.18	1.47	1.65	(.31)	—	(.31)	—	$16.82	10.73 *	$9,862	.13 *	1.14 *	32 *
July 31, 2012	15.59	.06	.17	.23	(.34)	—	(.34)	—	15.48	1.65	8,185.25		.39	43
July 31, 2011	14.23	.46	1.78	2.24	(.88)	—	(.88)	—	15.59	15.90	11,819.25		2.98	45
July 31, 2010	13.92	.70	1.14	1.84	(1.53)	—	(1.53)	— [e]	14.23	13.23	11,637.25		4.84	75
July 31, 2009	17.50	.12	(3.18)	(3.06)	(.04)	(.48)	(.52)	— [e]	13.92	(17.02)	13,919.35		.93	158
July 31, 2008	26.10	.31	(3.06)	(2.75)	(.93)	(4.92)	(5.85)	— [e]	17.50	(13.48)	20,919.34		1.44	134

Class B
January 31, 2013 **	$14.42	.12	1.37	1.49	(.22)	—	(.22)	—	$15.69	10.37 *	$574	.50 *	.79 *	32 *
July 31, 2012	14.56	(.05)	.16	.11	(.25)	—	(.25)	—	14.42	.92	456	1.00	(.34)	43
July 31, 2011	13.38	.32	1.67	1.99	(.81)	—	(.81)	—	14.56	15.00	434	1.00	2.21	45
July 31, 2010	13.17	.52	1.12	1.64	(1.43)	—	(1.43)	— [e]	13.38	12.39	258	1.00	3.83	75
July 31, 2009	16.67	.01	(3.03)	(3.02)	—	(.48)	(.48)	— [e]	13.17	(17.66)	226	1.10	.09	158
July 31, 2008	25.12	.10	(2.88)	(2.78)	(.75)	(4.92)	(5.67)	— [e]	16.67	(14.12)	338	1.09	.50	134

Class C
January 31, 2013 **	$14.33	.13	1.34	1.47	(.22)	—	(.22)	—	$15.58	10.32 *	$209	.50 *	.86 *	32 *
July 31, 2012	14.49	(.04)	.16	.12	(.28)	—	(.28)	—	14.33	.96	163	1.00	(.32)	43
July 31, 2011	13.32	.27	1.70	1.97	(.80)	—	(.80)	—	14.49	14.96	137	1.00	1.88	45
July 31, 2010	13.16	.47	1.16	1.63	(1.47)	—	(1.47)	— [e]	13.32	12.37	90	1.00	3.44	75
July 31, 2009	16.65	(.02)	(2.99)	(3.01)	—	(.48)	(.48)	— [e]	13.16	(17.62)	38	1.10	(.14)	158
July 31, 2008	25.20	.11	(2.88)	(2.77)	(.86)	(4.92)	(5.78)	— [e]	16.65	(14.11)	30	1.09	.57	134

Class M
January 31, 2013 **	$14.71	.16	1.36	1.52	(.27)	—	(.27)	—	$15.96	10.42 *	$42	.38 *	1.04 *	32 *
July 31, 2012	14.77	(.05)	.20	.15	(.21)	—	(.21)	—	14.71	1.15	26.75		(.33)	43
July 31, 2011	13.53	.31	1.75	2.06	(.82)	—	(.82)	—	14.77	15.34	31.75		2.11	45
July 31, 2010	13.32	.50	1.19	1.69	(1.48)	—	(1.48)	— [e]	13.53	12.65	18.75		3.58	75
July 31, 2009	16.82	.02	(3.04)	(3.02)	—	(.48)	(.48)	— [e]	13.32	(17.46)	15.85		.13	158
July 31, 2008	25.24	.18	(2.92)	(2.74)	(.76)	(4.92)	(5.68)	— [e]	16.82	(13.90)	9.84		.88	134

Class R
January 31, 2013 **	$15.84	.17	1.49	1.66	(.27)	—	(.27)	—	$17.23	10.57 *	$2,799	.25 *	1.00 *	32 *
July 31, 2012	15.95	.02	.19	.21	(.32)	—	(.32)	—	15.84	1.46	2,302.50		.14	43
July 31, 2011	14.57	.42	1.82	2.24	(.86)	—	(.86)	—	15.95	15.55	2,057.50		2.63	45
July 31, 2010	14.23	.57	1.28	1.85	(1.51)	—	(1.51)	— [e]	14.57	12.97	1,278.50		3.86	75
July 31, 2009	17.89	.06	(3.23)	(3.17)	(.01)	(.48)	(.49)	— [e]	14.23	(17.25)	622.60		.46	158
July 31, 2008	26.61	.20	(3.06)	(2.86)	(.94)	(4.92)	(5.86)	— [e]	17.89	(13.68)	499.59		.98	134

Class Y
January 31, 2013 **	$17.83	.22	1.70	1.92	(.34)	—	(.34)	—	$19.41	10.88 *	$4,307	— *	1.17 *	32 *
July 31, 2012	17.91	.09	.22	.31	(.39)	—	(.39)	—	17.83	1.92	3,945	—	.52	43
July 31, 2011	16.23	.53	2.07	2.60	(.92)	—	(.92)	—	17.91	16.17	10,316	—	2.99	45
July 31, 2010	15.68	.86	1.26	2.12	(1.57)	—	(1.57)	— [e]	16.23	13.52	8,053	—	5.22	75
July 31, 2009	19.63	.15	(3.54)	(3.39)	(.08)	(.48)	(.56)	— [e]	15.68	(16.83)	6,979.10		1.05	158
July 31, 2008	28.57	.36	(3.38)	(3.02)	(1.00)	(4.92)	(5.92)	— [e]	19.63	(13.26)	9,917.09		1.50	134

See page 68 for notes to financial highlights.

The accompanying notes are an integral part of these financial statements.

54	RetirementReady® Funds	RetirementReady® Funds	55

Financial highlights (For a common share outstanding throughout the period)

Putnam RetirementReady 2035 Fund

INVESTMENT OPERATIONS:					LESS DISTRIBUTIONS:						RATIOS AND SUPPLEMENTAL DATA:

												Ratio	Ratio
			Net realized			From						of expenses	of net investment
	Net asset value,		and unrealized	Total from	From	net realized				Total return	Net assets,	to average	income (loss)	Portfolio
	beginning	Net investment	gain (loss)	investment	net investment	gain	Total	Redemption	Net asset value,	at net asset	end of period	net assets	to average	turnover
Period ended	of period	income (loss) [a]	on investments	operations	income	on investments	distributions	fees	end of period	value (%) [b]	(in thousands)	(%) [c,d]	net assets (%) [d]	(%)

Class A
January 31, 2013 **	$15.83	.18	1.36	1.54	(.21)	—	(.21)	—	$17.16	9.76 *	$15,176	.13 *	1.10 *	24 *
July 31, 2012	16.01	.09	.15	.24	(.42)	—	(.42)	—	15.83	1.73	13,194.25		.62	42
July 31, 2011	14.50	.52	1.67	2.19	(.68)	—	(.68)	—	16.01	15.23	18,629.25		3.32	45
July 31, 2010	13.62	.62	1.23	1.85	(.97)	—	(.97)	— [e]	14.50	13.57	18,603.25		4.29	65
July 31, 2009	17.02	.14	(3.00)	(2.86)	(.06)	(.48)	(.54)	— [e]	13.62	(16.22)	20,418.35		1.12	153
July 31, 2008	25.13	.34	(2.84)	(2.50)	(.94)	(4.67)	(5.61)	— [e]	17.02	(12.79)	29,945.34		1.65	127

Class B
January 31, 2013 **	$14.68	.11	1.25	1.36	(.10)	—	(.10)	—	$15.94	9.30 *	$715	.50 *	.70 *	24 *
July 31, 2012	14.89	(.02)	.14	.12	(.33)	—	(.33)	—	14.68	.97	642	1.00	(.12)	42
July 31, 2011	13.55	.35	1.58	1.93	(.59)	—	(.59)	—	14.89	14.35	594	1.00	2.40	45
July 31, 2010	12.80	.51	1.13	1.64	(.89)	—	(.89)	— [e]	13.55	12.77	421	1.00	3.74	65
July 31, 2009	16.07	.03	(2.82)	(2.79)	—	(.48)	(.48)	— [e]	12.80	(16.85)	397	1.10	.23	153
July 31, 2008	24.06	.16	(2.69)	(2.53)	(.79)	(4.67)	(5.46)	— [e]	16.07	(13.46)	486	1.09	.85	127

Class C
January 31, 2013 **	$14.70	.10	1.27	1.37	(.12)	—	(.12)	—	$15.95	9.35 *	$367	.50 *	.69 *	24 *
July 31, 2012	14.91	(.01)	.13	.12	(.33)	—	(.33)	—	14.70	.94	264	1.00	(.07)	42
July 31, 2011	13.57	.34	1.60	1.94	(.60)	—	(.60)	—	14.91	14.37	279	1.00	2.33	45
July 31, 2010	12.83	.42	1.21	1.63	(.89)	—	(.89)	— [e]	13.57	12.69	232	1.00	3.08	65
July 31, 2009	16.10	.01	(2.80)	(2.79)	—	(.48)	(.48)	— [e]	12.83	(16.81)	126	1.10	.08	153
July 31, 2008	24.12	.15	(2.68)	(2.53)	(.82)	(4.67)	(5.49)	— [e]	16.10	(13.45)	108	1.09	.78	127

Class M
January 31, 2013 **	$15.32	.14	1.31	1.45	(.14)	—	(.14)	—	$16.63	9.52 *	$40	.38 *	.87 *	24 *
July 31, 2012	15.14	(.06)	.24	.18	—	—	—	—	15.32	1.19	32.75		(.40)	42
July 31, 2011	13.75	.37	1.63	2.00	(.61)	—	(.61)	—	15.14	14.62	75.75		2.45	45
July 31, 2010	12.97	.51	1.17	1.68	(.90)	—	(.90)	— [e]	13.75	12.98	65.75		3.69	65
July 31, 2009	16.25	.07	(2.85)	(2.78)	(.02)	(.48)	(.50)	— [e]	12.97	(16.60)	58.85		.63	153
July 31, 2008	24.26	.21	(2.72)	(2.51)	(.83)	(4.67)	(5.50)	— [e]	16.25	(13.23)	53.84		1.08	127

Class R
January 31, 2013 **	$15.24	.16	1.31	1.47	(.18)	—	(.18)	—	$16.53	9.67 *	$3,196	.25 *	1.02 *	24 *
July 31, 2012	15.45	.05	.14	.19	(.40)	—	(.40)	—	15.24	1.46	2,650.50		.37	42
July 31, 2011	14.04	.41	1.67	2.08	(.67)	—	(.67)	—	15.45	14.91	2,361.50		2.66	45
July 31, 2010	13.22	.45	1.31	1.76	(.94)	—	(.94)	— [e]	14.04	13.34	1,278.50		3.21	65
July 31, 2009	16.57	.07	(2.89)	(2.82)	(.05)	(.48)	(.53)	— [e]	13.22	(16.45)	636.60		.61	153
July 31, 2008	24.66	.25	(2.74)	(2.49)	(.93)	(4.67)	(5.60)	— [e]	16.57	(13.01)	500.59		1.28	127

Class Y
January 31, 2013 **	$18.20	.23	1.57	1.80	(.25)	—	(.25)	—	$19.75	9.93 *	$7,071	— *	1.23 *	24 *
July 31, 2012	18.35	.14	.18	.32	(.47)	—	(.47)	—	18.20	1.97	6,059	—	.78	42
July 31, 2011	16.53	.59	1.95	2.54	(.72)	—	(.72)	—	18.35	15.48	13,740	—	3.24	45
July 31, 2010	15.40	.79	1.34	2.13	(1.00)	—	(1.00)	— [e]	16.53	13.86	10,601	—	4.78	65
July 31, 2009	19.14	.20	(3.36)	(3.16)	(.10)	(.48)	(.58)	— [e]	15.40	(15.98)	9,867.10		1.37	153
July 31, 2008	27.59	.41	(3.18)	(2.77)	(1.01)	(4.67)	(5.68)	— [e]	19.14	(12.61)	17,989.09		1.77	127

See page 68 for notes to financial highlights.

The accompanying notes are an integral part of these financial statements.

56	RetirementReady® Funds	RetirementReady® Funds	57

Financial highlights (For a common share outstanding throughout the period)

Putnam RetirementReady 2030 Fund

INVESTMENT OPERATIONS:					LESS DISTRIBUTIONS:						RATIOS AND SUPPLEMENTAL DATA:

												Ratio	Ratio
			Net realized			From						of expenses	of net investment
	Net asset value,		and unrealized	Total from	From	net realized				Total return	Net assets,	to average	income (loss)	Portfolio
	beginning	Net investment	gain (loss)	investment	net investment	gain	Total	Redemption	Net asset value,	at net asset	end of period	net assets	to average	turnover
Period ended	of period	income (loss) [a]	on investments	operations	income	on investments	distributions	fees	end of period	value (%) [b]	(in thousands)	(%) [c,d]	net assets (%) [d]	(%)

Class A
January 31, 2013 **	$16.16	.16	1.18	1.34	(.17)	—	(.17)	—	$17.33	8.32 *	$19,300	.13 *	.96 *	30 *
July 31, 2012	16.22	.15	.14	.29	(.35)	—	(.35)	—	16.16	1.95	17,648.25		1.00	41
July 31, 2011	14.70	.54	1.51	2.05	(.53)	—	(.53)	—	16.22	14.08	26,432.25		3.39	43
July 31, 2010	13.46	.53	1.31	1.84	(.60)	—	(.60)	— [e]	14.70	13.73	25,133.25		3.66	73
July 31, 2009	16.85	.17	(2.85)	(2.68)	(.11)	(.60)	(.71)	— [e]	13.46	(15.08)	27,113.35		1.33	148
July 31, 2008	24.69	.39	(2.70)	(2.31)	(.94)	(4.59)	(5.53)	— [e]	16.85	(12.03)	38,938.34		1.93	122

Class B
January 31, 2013 **	$15.38	.09	1.13	1.22	(.05)	—	(.05)	—	$16.55	7.94 *	$1,107	.50 *	.59 *	30 *
July 31, 2012	15.47	.04	.12	.16	(.25)	—	(.25)	—	15.38	1.18	1,038	1.00	.28	41
July 31, 2011	14.06	.38	1.47	1.85	(.44)	—	(.44)	—	15.47	13.20	1,015	1.00	2.48	43
July 31, 2010	12.92	.42	1.24	1.66	(.52)	—	(.52)	— [e]	14.06	12.89	810	1.00	3.00	73
July 31, 2009	16.17	.05	(2.70)	(2.65)	— [e]	(.60)	(.60)	— [e]	12.92	(15.74)	642	1.10	.38	148
July 31, 2008	23.91	.20	(2.57)	(2.37)	(.78)	(4.59)	(5.37)	— [e]	16.17	(12.70)	687	1.09	1.07	122

Class C
January 31, 2013 **	$15.41	.10	1.12	1.22	(.06)	—	(.06)	—	$16.57	7.93 *	$665	.50 *	.60 *	30 *
July 31, 2012	15.50	.04	.13	.17	(.26)	—	(.26)	—	15.41	1.20	550	1.00	.29	41
July 31, 2011	14.11	.35	1.50	1.85	(.46)	—	(.46)	—	15.50	13.20	558	1.00	2.30	43
July 31, 2010	12.97	.29	1.39	1.68	(.54)	—	(.54)	— [e]	14.11	12.93	376	1.00	2.07	73
July 31, 2009	16.24	.03	(2.70)	(2.67)	— [e]	(.60)	(.60)	— [e]	12.97	(15.78)	144	1.10	.25	148
July 31, 2008	24.03	.20	(2.59)	(2.39)	(.81)	(4.59)	(5.40)	— [e]	16.24	(12.72)	118	1.09	1.03	122

Class M
January 31, 2013 **	$15.74	.12	1.15	1.27	(.09)	—	(.09)	—	$16.92	8.08 *	$86	.38 *	.73 *	30 *
July 31, 2012	15.52	— [e]	.22	.22	—	—	—	—	15.74	1.42	76.75		.01	41
July 31, 2011	14.09	.43	1.46	1.89	(.46)	—	(.46)	—	15.52	13.48	591.75		2.80	43
July 31, 2010	12.93	.45	1.25	1.70	(.54)	—	(.54)	— [e]	14.09	13.19	578.75		3.21	73
July 31, 2009	16.20	.08	(2.71)	(2.63)	(.04)	(.60)	(.64)	— [e]	12.93	(15.53)	612.85		.69	148
July 31, 2008	23.95	.27	(2.60)	(2.33)	(.83)	(4.59)	(5.42)	— [e]	16.20	(12.49)	691.84		1.38	122

Class R
January 31, 2013 **	$15.33	.14	1.11	1.25	(.13)	—	(.13)	—	$16.45	8.21 *	$4,852	.25 *	.85 *	30 *
July 31, 2012	15.43	.11	.13	.24	(.34)	—	(.34)	—	15.33	1.70	4,580.50		.73	41
July 31, 2011	14.05	.46	1.46	1.92	(.54)	—	(.54)	—	15.43	13.73	3,367.50		3.04	43
July 31, 2010	12.89	.29	1.45	1.74	(.58)	—	(.58)	— [e]	14.05	13.50	1,875.50		2.09	73
July 31, 2009	16.19	.11	(2.72)	(2.61)	(.09)	(.60)	(.69)	— [e]	12.89	(15.33)	582.60		.94	148
July 31, 2008	24.00	.29	(2.57)	(2.28)	(.94)	(4.59)	(5.53)	— [e]	16.19	(12.28)	704.59		1.57	122

Class Y
January 31, 2013 **	$18.28	.21	1.33	1.54	(.21)	—	(.21)	—	$19.61	8.46 *	$8,319	— *	1.10 *	30 *
July 31, 2012	18.31	.21	.16	.37	(.40)	—	(.40)	—	18.28	2.21	6,919	—	1.19	41
July 31, 2011	16.53	.62	1.73	2.35	(.57)	—	(.57)	—	18.31	14.35	14,657	—	3.42	43
July 31, 2010	15.06	.71	1.40	2.11	(.64)	—	(.64)	— [e]	16.53	14.02	10,996	—	4.32	73
July 31, 2009	18.74	.25	(3.18)	(2.93)	(.15)	(.60)	(.75)	— [e]	15.06	(14.87)	10,564.10		1.79	148
July 31, 2008	26.86	.47	(2.99)	(2.52)	(1.01)	(4.59)	(5.60)	— [e]	18.74	(11.84)	25,779.09		2.09	122

See page 68 for notes to financial highlights.

The accompanying notes are an integral part of these financial statements.

58	RetirementReady® Funds	RetirementReady® Funds	59

Financial highlights (For a common share outstanding throughout the period)

Putnam RetirementReady 2025 Fund

INVESTMENT OPERATIONS:					LESS DISTRIBUTIONS:						RATIOS AND SUPPLEMENTAL DATA:

												Ratio	Ratio
			Net realized			From						of expenses	of net investment
	Net asset value,		and unrealized	Total from	From	net realized				Total return	Net assets,	to average	income (loss)	Portfolio
	beginning	Net investment	gain (loss)	investment	net investment	gain	Total	Redemption	Net asset value,	at net asset	end of period	net assets	to average	turnover
Period ended	of period	income (loss) [a]	on investments	operations	income	on investments	distributions	fees	end of period	value (%) [b]	(in thousands)	(%) [c,d]	net assets (%) [d]	(%)

Class A
January 31, 2013 **	$17.21	.14	.99	1.13	(.27)	—	(.27)	—	$18.07	6.60 *	$26,487	.13 *	.81 *	26 *
July 31, 2012	17.36	.26	.15	.41	(.56)	—	(.56)	—	17.21	2.62	24,382.25		1.54	43
July 31, 2011	15.98	.59	1.36	1.95	(.57)	—	(.57)	—	17.36	12.30	33,235.25		3.46	50
July 31, 2010	14.54	.56	1.41	1.97	(.53)	—	(.53)	— [e]	15.98	13.61	32,661.25		3.56	79
July 31, 2009	17.78	.26	(2.90)	(2.64)	(.15)	(.45)	(.60)	— [e]	14.54	(14.28)	33,256.35		1.95	139
July 31, 2008	25.65	.47	(2.68)	(2.21)	(.97)	(4.69)	(5.66)	— [e]	17.78	(11.07)	46,218.34		2.18	118

Class B
January 31, 2013 **	$16.12	.07	.93	1.00	(.15)	—	(.15)	—	$16.97	6.21 *	$937	.50 *	.42 *	26 *
July 31, 2012	16.31	.13	.14	.27	(.46)	—	(.46)	—	16.12	1.85	869	1.00	.86	43
July 31, 2011	15.05	.42	1.30	1.72	(.46)	—	(.46)	—	16.31	11.47	930	1.00	2.64	50
July 31, 2010	13.75	.41	1.33	1.74	(.44)	—	(.44)	— [e]	15.05	12.65	894	1.00	2.77	79
July 31, 2009	16.80	.14	(2.71)	(2.57)	(.03)	(.45)	(.48)	— [e]	13.75	(14.87)	777	1.10	1.09	139
July 31, 2008	24.55	.28	(2.53)	(2.25)	(.81)	(4.69)	(5.50)	— [e]	16.80	(11.74)	928	1.09	1.40	118

Class C
January 31, 2013 **	$16.14	.06	.94	1.00	(.14)	—	(.14)	—	$17.00	6.23 *	$624	.50 *	.38 *	26 *
July 31, 2012	16.35	.13	.14	.27	(.48)	—	(.48)	—	16.14	1.83	631	1.00	.80	43
July 31, 2011	15.11	.38	1.34	1.72	(.48)	—	(.48)	—	16.35	11.46	517	1.00	2.37	50
July 31, 2010	13.81	.36	1.39	1.75	(.45)	—	(.45)	— [e]	15.11	12.70	334	1.00	2.43	79
July 31, 2009	16.87	.12	(2.70)	(2.58)	(.03)	(.45)	(.48)	— [e]	13.81	(14.88)	196	1.10	.95	139
July 31, 2008	24.64	.28	(2.53)	(2.25)	(.83)	(4.69)	(5.52)	— [e]	16.87	(11.74)	151	1.09	1.39	118

Class M
January 31, 2013 **	$16.37	.11	.93	1.04	(.22)	—	(.22)	—	$17.19	6.38 *	$221	.38 *	.63 *	26 *
July 31, 2012	16.54	.18	.13	.31	(.48)	—	(.48)	—	16.37	2.09	137.75		1.12	43
July 31, 2011	15.26	.45	1.33	1.78	(.50)	—	(.50)	—	16.54	11.76	163.75		2.79	50
July 31, 2010	13.95	.48	1.33	1.81	(.50)	—	(.50)	— [e]	15.26	12.98	154.75		3.18	79
July 31, 2009	16.96	.18	(2.74)	(2.56)	—	(.45)	(.45)	— [e]	13.95	(14.68)	94.85		1.36	139
July 31, 2008	24.72	.34	(2.56)	(2.22)	(.85)	(4.69)	(5.54)	— [e]	16.96	(11.53)	120.84		1.67	118

Class R
January 31, 2013 **	$16.13	.11	.93	1.04	(.23)	—	(.23)	—	$16.94	6.47 *	$3,821	.25 *	.68 *	26 *
July 31, 2012	16.32	.21	.14	.35	(.54)	—	(.54)	—	16.13	2.41	3,444.50		1.31	43
July 31, 2011	15.09	.49	1.31	1.80	(.57)	—	(.57)	—	16.32	12.01	3,393.50		3.04	50
July 31, 2010	13.77	.45	1.38	1.83	(.51)	—	(.51)	— [e]	15.09	13.30	1,766.50		3.01	79
July 31, 2009	16.91	.18	(2.73)	(2.55)	(.14)	(.45)	(.59)	— [e]	13.77	(14.49)	1,097.60		1.46	139
July 31, 2008	24.72	.34	(2.50)	(2.16)	(.96)	(4.69)	(5.65)	— [e]	16.91	(11.30)	697.59		1.77	118

Class Y
January 31, 2013 **	$17.28	.16	1.00	1.16	(.31)	—	(.31)	—	$18.13	6.77 *	$8,435	— *	.93 *	26 *
July 31, 2012	17.45	.30	.15	.45	(.62)	—	(.62)	—	17.28	2.85	8,402	—	1.80	43
July 31, 2011	16.05	.60	1.41	2.01	(.61)	—	(.61)	—	17.45	12.65	13,497	—	3.47	50
July 31, 2010	14.61	.67	1.34	2.01	(.57)	—	(.57)	— [e]	16.05	13.80	10,764	—	4.24	79
July 31, 2009	17.87	.34	(2.95)	(2.61)	(.20)	(.45)	(.65)	— [e]	14.61	(14.04)	11,294.10		2.48	139
July 31, 2008	25.77	.50	(2.67)	(2.17)	(1.04)	(4.69)	(5.73)	— [e]	17.87	(10.85)	34,366.09		2.32	118

See page 68 for notes to financial highlights.

The accompanying notes are an integral part of these financial statements.

60	RetirementReady® Funds	RetirementReady® Funds	61

Financial highlights (For a common share outstanding throughout the period)

Putnam RetirementReady 2020 Fund

INVESTMENT OPERATIONS:					LESS DISTRIBUTIONS:						RATIOS AND SUPPLEMENTAL DATA:

												Ratio	Ratio
			Net realized			From						of expenses	of net investment
	Net asset value,		and unrealized	Total from	From	net realized				Total return	Net assets,	to average	income (loss)	Portfolio
	beginning	Net investment	gain (loss)	investment	net investment	gain	Total	Redemption	Net asset value,	at net asset	end of period	net assets	to average	turnover
Period ended	of period	income (loss) [a]	on investments	operations	income	on investments	distributions	fees	end of period	value (%) [b]	(in thousands)	(%) [c,d]	net assets (%) [d]	(%)

Class A
January 31, 2013 **	$16.19	.13	.67	.80	(.34)	—	(.34)	—	$16.65	4.96 *	$26,871	.13 *	.78 *	25 *
July 31, 2012	16.45	.30	.14	.44	(.70)	—	(.70)	—	16.19	2.97	25,465.25		1.93	39
July 31, 2011	15.44	.54	1.03	1.57	(.56)	—	(.56)	—	16.45	10.30	33,513.25		3.34	55
July 31, 2010	14.26	.54	1.30	1.84	(.66)	—	(.66)	— [e]	15.44	12.99	34,289.25		3.54	84
July 31, 2009	17.01	.44	(2.73)	(2.29)	(.23)	(.23)	(.46)	— [e]	14.26	(13.00)	35,294.35		3.30	138
July 31, 2008	23.04	.52	(2.29)	(1.77)	(.89)	(3.37)	(4.26)	— [e]	17.01	(9.55)	53,340.34		2.58	115

Class B
January 31, 2013 **	$15.60	.07	.64	.71	(.23)	—	(.23)	—	$16.08	4.59 *	$1,045	.50 *	.41 *	25 *
July 31, 2012	15.90	.18	.13	.31	(.61)	—	(.61)	—	15.60	2.17	943	1.00	1.17	39
July 31, 2011	14.94	.39	1.01	1.40	(.44)	—	(.44)	—	15.90	9.46	808	1.00	2.47	55
July 31, 2010	13.84	.42	1.25	1.67	(.57)	—	(.57)	— [e]	14.94	12.11	695	1.00	2.87	84
July 31, 2009	16.46	.32	(2.60)	(2.28)	(.11)	(.23)	(.34)	— [e]	13.84	(13.60)	699	1.10	2.49	138
July 31, 2008	22.45	.33	(2.20)	(1.87)	(.75)	(3.37)	(4.12)	— [e]	16.46	(10.26)	794	1.09	1.75	115

Class C
January 31, 2013 **	$15.65	.06	.65	.71	(.23)	—	(.23)	—	$16.13	4.54 *	$856	.50 *	.39 *	25 *
July 31, 2012	15.95	.18	.13	.31	(.61)	—	(.61)	—	15.65	2.19	856	1.00	1.15	39
July 31, 2011	14.99	.33	1.07	1.40	(.44)	—	(.44)	—	15.95	9.43	733	1.00	2.08	55
July 31, 2010	13.90	.41	1.27	1.68	(.59)	—	(.59)	— [e]	14.99	12.14	483	1.00	2.75	84
July 31, 2009	16.55	.29	(2.59)	(2.30)	(.12)	(.23)	(.35)	— [e]	13.90	(13.62)	367	1.10	2.27	138
July 31, 2008	22.57	.33	(2.21)	(1.88)	(.77)	(3.37)	(4.14)	— [e]	16.55	(10.24)	236	1.09	1.77	115

Class M
January 31, 2013 **	$15.88	.08	.67	.75	(.25)	—	(.25)	—	$16.38	4.72 *	$129	.38 *	.51 *	25 *
July 31, 2012	16.14	.24	.11	.35	(.61)	—	(.61)	—	15.88	2.40	133.75		1.54	39
July 31, 2011	15.16	.46	1.00	1.46	(.48)	—	(.48)	—	16.14	9.74	213.75		2.91	55
July 31, 2010	14.02	.46	1.27	1.73	(.59)	—	(.59)	— [e]	15.16	12.38	234.75		3.08	84
July 31, 2009	16.56	.37	(2.62)	(2.25)	(.06)	(.23)	(.29)	— [e]	14.02	(13.38)	218.85		2.81	138
July 31, 2008	22.57	.39	(2.22)	(1.83)	(.81)	(3.37)	(4.18)	— [e]	16.56	(10.03)	440.84		2.03	115

Class R
January 31, 2013 **	$15.60	.11	.64	.75	(.30)	—	(.30)	—	$16.05	4.81 *	$3,319	.25 *	.66 *	25 *
July 31, 2012	15.89	.26	.13	.39	(.68)	—	(.68)	—	15.60	2.71	3,030.50		1.72	39
July 31, 2011	14.98	.48	1.01	1.49	(.58)	—	(.58)	—	15.89	10.04	3,172.50		3.06	55
July 31, 2010	13.87	.43	1.31	1.74	(.63)	—	(.63)	— [e]	14.98	12.62	1,051.50		2.89	84
July 31, 2009	16.57	.38	(2.63)	(2.25)	(.22)	(.23)	(.45)	— [e]	13.87	(13.19)	461.60		3.01	138
July 31, 2008	22.60	.40	(2.18)	(1.78)	(.88)	(3.37)	(4.25)	— [e]	16.57	(9.78)	612.59		2.17	115

Class Y
January 31, 2013 **	$17.97	.17	.74	.91	(.38)	—	(.38)	—	$18.50	5.09 *	$3,642	— *	.91 *	25 *
July 31, 2012	18.19	.40	.13	.53	(.75)	—	(.75)	—	17.97	3.22	3,500	—	2.27	39
July 31, 2011	17.01	.61	1.18	1.79	(.61)	—	(.61)	—	18.19	10.60	10,446	—	3.42	55
July 31, 2010	15.65	.69	1.37	2.06	(.70)	—	(.70)	— [e]	17.01	13.21	7,976	—	4.10	84
July 31, 2009	18.61	.55	(3.00)	(2.45)	(.28)	(.23)	(.51)	— [e]	15.65	(12.77)	9,010.10		3.72	138
July 31, 2008	24.83	.60	(2.49)	(1.89)	(.96)	(3.37)	(4.33)	— [e]	18.61	(9.33)	35,542.09		2.76	115

See page 68 for notes to financial highlights.

The accompanying notes are an integral part of these financial statements.

62	RetirementReady® Funds	RetirementReady® Funds	63

Financial highlights (For a common share outstanding throughout the period)

Putnam RetirementReady 2015 Fund

INVESTMENT OPERATIONS:					LESS DISTRIBUTIONS:						RATIOS AND SUPPLEMENTAL DATA:

												Ratio	Ratio
			Net realized			From						of expenses	of net investment
	Net asset value,		and unrealized	Total from	From	net realized				Total return	Net assets,	to average	income (loss)	Portfolio
	beginning	Net investment	gain (loss)	investment	net investment	gain	Total	Redemption	Net asset value,	at net asset	end of period	net assets	to average	turnover
Period ended	of period	income (loss) [a]	on investments	operations	income	on investments	distributions	fees	end of period	value (%) [b]	(in thousands)	(%) [c,d]	net assets (%) [d]	(%)

Class A
January 31, 2013 **	$16.51	.14	.46	.60	(.33)	—	(.33)	—	$16.78	3.66 *	$20,507	.13 *	.85 *	21 *
July 31, 2012	16.93	.29	.10	.39	(.81)	—	(.81)	—	16.51	2.57	20,617.25		1.79	40
July 31, 2011	16.22	.51	.79	1.30	(.59)	—	(.59)	—	16.93	8.09	29,768.25		3.06	55
July 31, 2010	15.25	.52	1.17	1.69	(.72)	—	(.72)	— [e]	16.22	11.20	31,451.25		3.25	90
July 31, 2009	18.14	.66	(2.84)	(2.18)	(.50)	(.21)	(.71)	— [e]	15.25	(11.40)	46,905.35		4.58	126
July 31, 2008	22.61	.66	(1.96)	(1.30)	(.93)	(2.24)	(3.17)	— [e]	18.14	(6.78)	62,496.34		3.25	109

Class B
January 31, 2013 **	$16.00	.07	.46	.53	(.20)	—	(.20)	—	$16.33	3.30 *	$429	.50 *	.44 *	21 *
July 31, 2012	16.45	.19	.07	.26	(.71)	—	(.71)	—	16.00	1.82	458	1.00	1.18	40
July 31, 2011	15.78	.37	.77	1.14	(.47)	—	(.47)	—	16.45	7.27	485	1.00	2.27	55
July 31, 2010	14.88	.39	1.13	1.52	(.62)	—	(.62)	— [e]	15.78	10.30	467	1.00	2.51	90
July 31, 2009	17.63	.52	(2.73)	(2.21)	(.33)	(.21)	(.54)	— [e]	14.88	(12.04)	548	1.10	3.68	126
July 31, 2008	22.05	.49	(1.91)	(1.42)	(.76)	(2.24)	(3.00)	— [e]	17.63	(7.48)	465	1.09	2.48	109

Class C
January 31, 2013 **	$15.99	.07	.45	.52	(.18)	—	(.18)	—	$16.33	3.26 *	$397	.50 *	.43 *	21 *
July 31, 2012	16.44	.21	.05	.26	(.71)	—	(.71)	—	15.99	1.81	439	1.00	1.35	40
July 31, 2011	15.75	.37	.77	1.14	(.45)	—	(.45)	—	16.44	7.29	668	1.00	2.28	55
July 31, 2010	14.88	.32	1.21	1.53	(.66)	—	(.66)	— [e]	15.75	10.33	673	1.00	2.04	90
July 31, 2009	17.69	.54	(2.76)	(2.22)	(.38)	(.21)	(.59)	— [e]	14.88	(12.06)	261	1.10	3.78	126
July 31, 2008	22.09	.48	(1.90)	(1.42)	(.74)	(2.24)	(2.98)	— [e]	17.69	(7.47)	363	1.09	2.47	109

Class M
January 31, 2013 **	$16.29	.10	.46	.56	(.25)	—	(.25)	—	$16.60	3.44 *	$150	.38 *	.61 *	21 *
July 31, 2012	16.63	.20	.11	.31	(.65)	—	(.65)	—	16.29	2.06	145.75		1.27	40
July 31, 2011	15.96	.41	.78	1.19	(.52)	—	(.52)	—	16.63	7.53	329.75		2.51	55
July 31, 2010	15.02	.41	1.18	1.59	(.65)	—	(.65)	— [e]	15.96	10.65	385.75		2.56	90
July 31, 2009	17.78	.55	(2.74)	(2.19)	(.36)	(.21)	(.57)	— [e]	15.02	(11.82)	262.85		3.75	126
July 31, 2008	22.23	.52	(1.90)	(1.38)	(.83)	(2.24)	(3.07)	— [e]	17.78	(7.24)	499.84		2.71	109

Class R
January 31, 2013 **	$15.95	.12	.45	.57	(.29)	—	(.29)	—	$16.23	3.60 *	$2,778	.25 *	.74 *	21 *
July 31, 2012	16.40	.25	.09	.34	(.79)	—	(.79)	—	15.95	2.32	2,604.50		1.61	40
July 31, 2011	15.77	.46	.76	1.22	(.59)	—	(.59)	—	16.40	7.80	2,822.50		2.82	55
July 31, 2010	14.88	.41	1.20	1.61	(.72)	—	(.72)	— [e]	15.77	10.86	2,011.50		2.63	90
July 31, 2009	17.75	.54	(2.71)	(2.17)	(.49)	(.21)	(.70)	— [e]	14.88	(11.63)	846.60		3.89	126
July 31, 2008	22.24	.57	(1.90)	(1.33)	(.92)	(2.24)	(3.16)	— [e]	17.75	(7.02)	340.59		2.96	109

Class Y
January 31, 2013 **	$16.55	.17	.46	.63	(.37)	—	(.37)	—	$16.81	3.85 *	$1,639	— *	1.00 *	21 *
July 31, 2012	16.99	.35	.08	.43	(.87)	—	(.87)	—	16.55	2.84	1,740	—	2.14	40
July 31, 2011	16.29	.55	.79	1.34	(.64)	—	(.64)	—	16.99	8.32	6,108	—	3.27	55
July 31, 2010	15.31	.58	1.16	1.74	(.76)	—	(.76)	— [e]	16.29	11.47	5,376	—	3.60	90
July 31, 2009	18.22	.76	(2.92)	(2.16)	(.54)	(.21)	(.75)	— [e]	15.31	(11.16)	6,133.10		5.14	126
July 31, 2008	22.70	.72	(1.97)	(1.25)	(.99)	(2.24)	(3.23)	— [e]	18.22	(6.54)	27,832.09		3.47	109

See page 68 for notes to financial highlights.

The accompanying notes are an integral part of these financial statements.

64	RetirementReady® Funds	RetirementReady® Funds	65

Financial highlights (For a common share outstanding throughout the period)

Putnam Retirement Income Fund Lifestyle 1

INVESTMENT OPERATIONS:					LESS DISTRIBUTIONS:						RATIOS AND SUPPLEMENTAL DATA:

												Ratio	Ratio
			Net realized			From						of expenses	of net investment
	Net asset value,		and unrealized	Total from	From	net realized				Total return	Net assets,	to average	income (loss)	Portfolio
	beginning	Net investment	gain (loss)	investment	net investment	gain	Total	Redemption	Net asset value,	at net asset	end of period	net assets	to average	turnover
Period ended	of period	income (loss) [a]	on investments	operations	income	on investments	distributions	fees	end of period	value (%) [b]	(in thousands)	(%) [c,d]	net assets (%) [d]	(%)

Class A
January 31, 2013 **	$16.39	.15	.33	.48	(.15)	—	(.15)	—	$16.72	2.95 *	$19,308	.13 *	.92 *	21 *
July 31, 2012	16.30	.28	.09	.37	(.28)	—	(.28)	—	16.39	2.35	18,008.25		1.78	40
July 31, 2011	15.87	.51	.39	.90	(.47)	—	(.47)	—	16.30	5.71	21,075.25		3.16	38
July 31, 2010	14.92	.43	.96	1.39	(.44)	—	(.44)	— [e]	15.87	9.41	10,077.25		2.71	136
July 31, 2009	16.85	.89	(1.93)	(1.04)	(.89)	—	(.89)	— [e]	14.92	(5.54)	10,812.35		6.43	137
July 31, 2008	19.02	.71	(1.28)	(.57)	(.78)	(.82)	(1.60)	— [e]	16.85	(3.37)	14,607.34		3.89	139

Class B
January 31, 2013 **	$16.34	.09	.32	.41	(.12)	—	(.12)	—	$16.63	2.51 *	$182	.50 *	.53 *	21 *
July 31, 2012	16.30	.17	.08	.25	(.21)	—	(.21)	—	16.34	1.59	187	1.00	1.05	40
July 31, 2011	15.90	.39	.38	.77	(.37)	—	(.37)	—	16.30	4.88	206	1.00	2.43	38
July 31, 2010	14.94	.30	.99	1.29	(.33)	—	(.33)	— [e]	15.90	8.66	42	1.00	1.91	136
July 31, 2009	16.88	.78	(1.93)	(1.15)	(.79)	—	(.79)	— [e]	14.94	(6.26)	42	1.10	5.61	137
July 31, 2008	19.04	.56	(1.28)	(.72)	(.62)	(.82)	(1.44)	— [e]	16.88	(4.12)	43	1.09	3.03	139

Class C
January 31, 2013 **	$16.38	.09	.33	.42	(.12)	—	(.12)	—	$16.68	2.56 *	$621	.50 *	.53 *	21 *
July 31, 2012	16.34	.15	.10	.25	(.21)	—	(.21)	—	16.38	1.58	536	1.00	.95	40
July 31, 2011	15.93	.41	.37	.78	(.37)	—	(.37)	—	16.34	4.92	496	1.00	2.50	38
July 31, 2010	14.97	.26	1.02	1.28	(.32)	—	(.32)	— [e]	15.93	8.61	138	1.00	1.64	136
July 31, 2009	16.91	.83	(1.98)	(1.15)	(.79)	—	(.79)	— [e]	14.97	(6.25)	127	1.10	6.36	137
July 31, 2008	19.07	.57	(1.28)	(.71)	(.63)	(.82)	(1.45)	— [e]	16.91	(4.06)	1	1.09	3.14	139

Class M
January 31, 2013 **	$16.43	.13	.33	.46	(.13)	—	(.13)	—	$16.76	2.82 *	$294	.25 *	.79 *	21 *
July 31, 2012	16.34	.24	.09	.33	(.24)	—	(.24)	—	16.43	2.10	317.50		1.52	40
July 31, 2011	15.91	.38	.44	.82	(.39)	—	(.39)	—	16.34	5.19	328.72		2.36	38
July 31, 2010	14.95	.35	.97	1.32	(.36)	—	(.36)	— [e]	15.91	8.90	315.75		2.22	136
July 31, 2009	16.89	.94	(2.06)	(1.12)	(.82)	—	(.82)	— [e]	14.95	(6.04)	394.85		7.15	137
July 31, 2008	19.07	.62	(1.29)	(.67)	(.69)	(.82)	(1.51)	— [e]	16.89	(3.87)	125.84		3.54	139

Class R
January 31, 2013 **	$16.38	.13	.33	.46	(.13)	—	(.13)	—	$16.71	2.83 *	$1,249	.25 *	.80 *	21 *
July 31, 2012	16.30	.25	.07	.32	(.24)	—	(.24)	—	16.38	2.05	1,222.50		1.55	40
July 31, 2011	15.87	.52	.34	.86	(.43)	—	(.43)	—	16.30	5.46	1,400.50		3.22	38
July 31, 2010	14.92	.34	1.02	1.36	(.41)	—	(.41)	— [e]	15.87	9.16	193.50		2.18	136
July 31, 2009	16.85	.84	(1.92)	(1.08)	(.85)	—	(.85)	— [e]	14.92	(5.79)	77.60		6.10	137
July 31, 2008	19.03	.65	(1.28)	(.63)	(.73)	(.82)	(1.55)	— [e]	16.85	(3.62)	155.59		3.63	139

Class Y
January 31, 2013 **	$16.44	.18	.32	.50	(.17)	—	(.17)	—	$16.77	3.07 *	$1,080	— *	1.06 *	21 *
July 31, 2012	16.35	.34	.07	.41	(.32)	—	(.32)	—	16.44	2.60	992	—	2.14	40
July 31, 2011	15.92	.52	.41	.93	(.50)	—	(.50)	—	16.35	5.95	5,542	—	3.20	38
July 31, 2010	14.96	.49	.95	1.44	(.48)	—	(.48)	— [e]	15.92	9.71	2,730	—	3.13	136
July 31, 2009	16.90	.96	(1.98)	(1.02)	(.92)	—	(.92)	— [e]	14.96	(5.32)	3,239.10		6.81	137
July 31, 2008	19.07	.75	(1.28)	(.53)	(.82)	(.82)	(1.64)	— [e]	16.90	(3.12)	7,191.09		4.13	139

See page 68 for notes to financial highlights.

The accompanying notes are an integral part of these financial statements.

66	RetirementReady® Funds	RetirementReady® Funds	67

Financial highlights (Continued)

* Not annualized.

** Unaudited.

† For the period November 30, 2010 (commencement of operations) to July 31, 2011.

a Per share net investment income (loss) has been determined on the basis of the weighted average number of shares outstanding during the period.

b Total return does not reflect the effect of sales charges.

c Expense ratios do not include expenses of the underlying funds.

d Reflects an involuntary contractual expense limitation in effect during the period. As a result of such limitation the expenses for the following periods reflect a reduction of the following based on each fund’s average net assets (Note 2):

	1/31/13	7/31/12	7/31/11	7/31/10	7/31/09	7/31/08

Putnam RetirementReady 2055 Fund	0.14%	7.30%	23.04%	N/A	N/A	N/A

Putnam RetirementReady 2050 Fund	0.06	0.15	0.22	0.13%	0.06%	0.05%

Putnam RetirementReady 2045 Fund	0.06	0.12	0.18	0.08	0.02	0.02

Putnam RetirementReady 2040 Fund	0.06	0.12	0.17	0.08	0.02	0.01

Putnam RetirementReady 2035 Fund	0.05	0.11	0.08	0.08	0.02	0.01

Putnam RetirementReady 2030 Fund	0.05	0.11	0.08	0.08	0.02	0.01

Putnam RetirementReady 2025 Fund	0.05	0.10	0.08	0.08	0.02	0.01

Putnam RetirementReady 2020 Fund	0.05	0.10	0.08	0.08	0.01	0.01

Putnam RetirementReady 2015 Fund	0.05	0.11	0.07	0.07	0.01	<0.01

Putnam Retirement Income Fund
Lifestyle 1	0.05	0.12	0.07	0.25	0.01	<0.01

e Amount represents less than $0.01 per share.

The accompanying notes are an integral part of these financial statements.

68	RetirementReady® Funds

Notes to financial statements 1/31/13 (Unaudited)

Within the following Notes to financial statements, references to “State Street” represent State Street Bank and Trust Company, references to “the SEC” represent the Securities and Exchange Commission and references to “Putnam Management” represent Putnam Investment Management, LLC, the fund’s manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC. Unless otherwise noted, the “reporting period” represents the period from August 1, 2012 through January 31, 2013.

Each of Putnam RetirementReady® Funds: Putnam RetirementReady 2055 Fund, Putnam RetirementReady 2050 Fund, Putnam RetirementReady 2045 Fund, Putnam RetirementReady 2040 Fund, Putnam RetirementReady 2035 Fund, Putnam RetirementReady 2030 Fund, Putnam RetirementReady 2025 Fund, Putnam RetirementReady 2020 Fund, Putnam RetirementReady 2015 Fund, and Putnam Retirement Income Fund Lifestyle 1 (collectively the funds) is a diversified series of Putnam RetirementReady® Funds (the Trust), a Massachusetts business trust registered under the Investment Company Act of 1940, as amended, as an open-end investment company. Each fund, except the Putnam Retirement Income Fund Lifestyle 1, seeks capital appreciation and current income consistent with a decreasing emphasis on capital appreciation and an increasing emphasis on current income as it approaches its target date. Putnam Retirement Income Fund Lifestyle 1 seeks as high a rate of current income as Putnam Management believes is consistent with preservation of capital.

Currently there are ten separate funds, of which nine have a target date specified by the calendar year in the name of each fund. The target dates are in five-year increments beginning with the year 2015. The tenth fund is named Putnam Retirement Income Fund Lifestyle 1. Amounts invested in each target date fund are allocated among underlying Putnam funds based on the fund’s target date. The target percentages for each target date fund gradually change over time based on the number of years that remain until the target date of the fund so that a fund’s asset allocation will become more conservative as the fund approaches its target date. The asset allocation of each target date fund is designed to provide an investment that Putnam Management believes is neither overly aggressive nor overly conservative for a typical investor planning to retire (or otherwise begin using the invested funds) in the target year. When a fund’s target percentages correspond to those of the Putnam Retirement Income Fund Lifestyle 1, which currently is expected to occur during the latter part of the target year, the fund will be merged into the Putnam Retirement Income Fund Lifestyle 1.

These financial statements report on each fund which may invest in the following Putnam Funds: Putnam Absolute Return 100 Fund, Putnam Absolute Return 300 Fund, Putnam Absolute Return 500 Fund, Putnam Absolute Return 700 Fund, Putnam Dynamic Asset Allocation Balanced Fund, Putnam Dynamic Asset Allocation Conservative Fund, Putnam Dynamic Asset Allocation Equity Fund, Putnam Dynamic Asset Allocation Growth Fund and Putnam Money Market Fund (the underlying Putnam Funds), which are managed by Putnam Management. The financial statements of the underlying Putnam Funds contain additional information about the expenses and investments of the underlying Putnam Funds and are available upon request.

Each fund offers class A, class B, class C, class M, class R and class Y shares. Class A and class M shares are sold with a maximum front-end sales charge of 5.75% (4.00% for Putnam Retirement Income Fund Lifestyle 1) and 3.50% (3.25% for Putnam Retirement Income Fund Lifestyle 1), respectively, and generally do not pay a contingent deferred sales charge. Class B shares, which convert to class A shares after approximately eight years, do not pay a front-end sales charge and are subject to a contingent deferred sales charge, if those shares are redeemed within six years of purchase. Class C shares have a one-year 1.00% contingent deferred sales charge and do not convert to class A shares. Class R shares, which are not available to all investors, are sold at net asset value. The expenses for class A, class B, class C, class M and class R shares may differ based on the distribution fee of each class, which is identified in Note 2. Class Y shares, which are sold at net asset value, are generally subject to the same expenses as class A, class B, class C, class M and class R shares, but do not bear a distribution fee. Class Y shares are not available to all investors.

In the normal course of business, each fund enters into contracts that may include agreements to indemnify another party under given circumstances. Each fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be, but have not yet been, made against each fund. However, each fund’s management team expects the risk of material loss to be remote.

RetirementReady® Funds	69

Note 1: Significant accounting policies

The following is a summary of significant accounting policies consistently followed by each fund in the preparation of its financial statements. The preparation of financial statements is in conformity with accounting principles generally accepted in the United States of America and requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and the reported amounts of increases and decreases in net assets from operations. Actual results could differ from those estimates. Subsequent events after the Statement of assets and liabilities date through the date that the financial statements were issued have been evaluated in the preparation of the financial statements.

Investment income, realized and unrealized gains and losses and expenses of each fund are borne pro-rata based on the relative net assets of each class to the total net assets of each fund, except that each class bears expenses unique to that class (including the distribution fees applicable to such classes). Each class votes as a class only with respect to its own distribution plan or other matters on which a class vote is required by law or determined by the Trustees. Shares of each class would receive their pro-rata share of the net assets of the fund, if that fund were liquidated. In addition, the Trustees declare separate dividends on each class of shares.

Security valuation The price of each fund’s shares is based on its net asset value (NAV), which is in turn based on the NAVs of the underlying Putnam Funds in which it invests, which are classified as Level 1. The NAVs of the underlying Putnam Funds are determined based on the policies contained in each underlying Putnam Fund’s financial statements. The NAV per share of each class equals the total value of its assets, less its liabilities, divided by the number of its outstanding shares. Shares are only valued as of the close of regular trading on the New York Stock Exchange each day the exchange is open.

Security transactions and related investment income Security transactions, which consist of shares of the underlying Putnam Funds, are recorded on the trade date (date the order to buy or sell is executed). Gains or losses from the sale of the underlying Putnam Funds are determined on the identified cost basis. Income and capital gain distributions from the underlying Putnam Funds are recorded on the ex-dividend date.

Interfund lending Each fund, along with other Putnam funds, may participate in an interfund lending program pursuant to an exemptive order issued by the SEC. This program allows the funds to borrow from or lend to other Putnam funds that permit such transactions. Interfund lending transactions are subject to each fund’s investment policies and borrowing and lending limits. Interest earned or paid on the interfund lending transaction will be based on the average of certain current market rates. During the reporting period, the funds did not utilize the program.

Federal taxes It is the policy of each fund to distribute all of its taxable income within the prescribed time period and otherwise comply with the provisions of the Internal Revenue Code of 1986, as amended (the Code), applicable to regulated investment companies. It is also the intention of each fund to distribute an amount sufficient to avoid imposition of any excise tax under Section 4982 of the Code.

Each fund is subject to the provisions of Accounting Standards Codification ASC 740 Income Taxes (ASC 740). ASC 740 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. The funds did not have any unrecognized tax benefits in the accompanying financial statements. No provision has been made for federal taxes on income, capital gains or unrealized appreciation on securities held nor for excise tax on income and capital gains. Each of the funds’ federal tax returns for the prior three fiscal years, or life of the fund, if shorter, remain subject to examination by the Internal Revenue Service.

At July 31, 2012, the following funds had capital loss carryovers in the following amounts, which will expire on the following dates:

Loss carryover
	Short-term	Long-term	Total	Expiration

Putnam RetirementReady 2050 Fund	$4,949,409	N/A	$4,949,409	July 31, 2018

Putnam RetirementReady 2045 Fund	491	$7,498	7,989	*
	9,995,400	N/A	9,995,400	July 31, 2018

Putnam RetirementReady 2040 Fund	34,661	201,317	235,978	*
	13,109,810	N/A	13,109,810	July 31, 2018

Putnam RetirementReady 2035 Fund	19,444,948	N/A	19,444,948	July 31, 2018

70	RetirementReady® Funds

Loss carryover
	Short-term	Long-term	Total	Expiration

Putnam RetirementReady 2030 Fund	$25,767,619	N/A	$25,767,619	July 31, 2018

Putnam RetirementReady 2025 Fund	30,241,424	N/A	30,241,424	July 31, 2018

Putnam RetirementReady 2020 Fund	31,904,007	N/A	31,904,007	July 31, 2018

Putnam RetirementReady 2015 Fund	26,803,639	N/A	26,803,639	July 31, 2018

Putnam Retirement Income Fund	4,185,794	N/A	4,185,794	July 31, 2017
Lifestyle 1	3,966,628	N/A	3,966,628	July 31, 2018

* Under the Regulated Investment Company Modernization Act of 2010, the fund will be permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. However, any losses incurred will be required to be utilized prior to the losses incurred in pre-enactment tax years. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law.

The tax basis components for each fund at the close of the reporting period were as follows:

			Net unrealized	Cost for federal
	Unrealized	Unrealized	appreciation/	income tax
	appreciation	(depreciation)	(depreciation)	purposes

Putnam RetirementReady 2055 Fund	$13,419	$(41,348)	$(27,929)	$845,128

Putnam RetirementReady 2050 Fund	456,186	(609,604)	(153,418)	8,833,456

Putnam RetirementReady 2045 Fund	163,720	(115,200)	48,520	12,062,359

Putnam RetirementReady 2040 Fund	704,332	(117,776)	586,556	17,210,141

Putnam RetirementReady 2035 Fund	1,867,916	(35,980)	1,831,936	24,739,003

Putnam RetirementReady 2030 Fund	2,662,183	(6,703)	2,655,480	31,680,696

Putnam RetirementReady 2025 Fund	2,769,996	(20,011)	2,749,985	37,784,746

Putnam RetirementReady 2020 Fund	1,789,803	(34,285)	1,755,518	34,115,952

Putnam RetirementReady 2015 Fund	1,002,649	(34,971)	967,678	24,939,336

Putnam Retirement Income Fund	634,816	(34,362)	600,454	22,139,226
Lifestyle 1

Distributions to shareholders Each fund normally distributes any net investment income and any net realized capital gains annually, except the Putnam Retirement Income Fund Lifestyle 1, which normally distributes any net investment income monthly and any net realized capital gains annually. The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Dividend sources are estimated at the time of declaration. Actual results may vary. Any non-taxable return of capital cannot be determined until final tax calculations are completed after the end of the fund’s fiscal year. Reclassifications are made to the fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryovers) under income tax regulations.

Expenses of the Trust Expenses directly charged or attributable to any fund will be paid from the assets of that fund. Generally, expenses of the Trust will be allocated among and charged to the assets of each fund on a basis that the Trustees deem fair and equitable, which may be based on the relative assets of each fund or the nature of the services performed and relative applicability to each fund.

RetirementReady® Funds	71

Note 2: Management fee, administrative services and other transactions

The funds do not pay a monthly management fee to Putnam Management.

Putnam Management has contractually agreed through November 30, 2013 to reimburse the funds for other expenses (excluding brokerage, interest, taxes, investment-related expenses, such as borrowing costs, extraordinary expenses, payments under the funds’ distribution plans and acquired fund fees and expenses). During the reporting period, each fund’s expenses were reduced by the following amounts as a result of this limit:

Fees waived and reimbursed by
the Manager

Putnam RetirementReady 2055 Fund	$1,061

Putnam RetirementReady 2050 Fund	5,110

Putnam RetirementReady 2045 Fund	6,683

Putnam RetirementReady 2040 Fund	9,637

Putnam RetirementReady 2035 Fund	12,802

Putnam RetirementReady 2030 Fund	16,652

Putnam RetirementReady 2025 Fund	20,228

Putnam RetirementReady 2020 Fund	17,893

Putnam RetirementReady 2015 Fund	13,489

Putnam Retirement Income Fund Lifestyle 1	11,393

Putnam Investments Limited (PIL), an affiliate of Putnam Management, is authorized by the Trustees to manage a separate portion of the assets of each fund as determined by Putnam Management from time to time. Putnam Management pays a quarterly sub-management fee to PIL for its services at an annual rate of 0.35% of the average net assets of the portion of the fund managed by PIL.

Each fund has adopted distribution plans (the Plans) with respect to its class A, class B, class C, class M and class R shares pursuant to Rule 12b–1 under the Investment Company Act of 1940. The purpose of the Plans is to compensate Putnam Retail Management Limited Partnership, an indirect wholly-owned subsidiary of Putnam Investments, LLC., for services provided and expenses incurred in distributing shares of the funds. The Plans provide for payments by each fund to Putnam Retail Management Limited Partnership at an annual rate of up to 0.35%, 1.00%, 1.00%, 1.00% and 1.00% of the average net assets attributable to class A, class B, class C, class M and class R shares, respectively. The Trustees have approved payment by the funds at an annual rate of 0.25%, 1.00%, 1.00%, 0.75% (0.50% for Putnam Retirement Income Fund Lifestyle 1) and 0.50% of the average net assets attributable to class A, class B, class C, class M, and class R shares, respectively. During the reporting period, the class specific expenses related to distribution fees for each fund were as follows:

										Putnam
	Putnam	Putnam	Putnam	Putnam	Putnam	Putnam	Putnam	Putnam	Putnam	Retirement
	RetirementReady	RetirementReady	RetirementReady	RetirementReady	RetirementReady	RetirementReady	RetirementReady	RetirementReady	RetirementReady	Income Fund
	2055 Fund	2050 Fund	2045 Fund	2040 Fund	2035 Fund	2030 Fund	2025 Fund	2020 Fund	2015 Fund	Lifestyle 1

Class A	$492	$4,960	$8,089	$11,358	$17,646	$22,894	$31,942	$32,491	$25,938	$23,305

Class B	115	820	1,133	2,607	3,287	5,246	4,537	5,049	2,255	925

Class C	215	655	638	881	1,781	3,079	3,252	4,028	2,118	2,733

Class M	43	76	58	125	131	303	752	498	558	789

Class R	41	2,874	2,962	6,377	7,388	12,140	9,096	7,980	6,832	3,157

Total	$906	$9,385	$12,880	$21,348	$30,233	$43,662	$49,579	$50,046	$37,701	$30,909

72	RetirementReady® Funds

For the reporting period, Putnam Retail Management Limited Partnership, acting as underwriter, received net commissions from the sale of class A and class M shares, and received contingent deferred sales charges from redemptions of class B and class C shares, in the following amounts:

	Class A Net	Class M Net	Class B	Class C
	commissions	commissions	CDSC	CDSC

Putnam RetirementReady 2055 Fund	$160	$—	$28	$—

Putnam RetirementReady 2050 Fund	1,505	17	—	4

Putnam RetirementReady 2045 Fund	1,691	10	176	92

Putnam RetirementReady 2040 Fund	1,707	69	152	49

Putnam RetirementReady 2035 Fund	3,019	36	134	32

Putnam RetirementReady 2030 Fund	7,027	26	590	12

Putnam RetirementReady 2025 Fund	11,761	3	85	21

Putnam RetirementReady 2020 Fund	3,033	11	317	8

Putnam RetirementReady 2015 Fund	1,875	—	163	30

Putnam Retirement Income Fund Lifestyle 1	734	4	17	16

A deferred sales charge of up to 1.00% and 0.65% (0.40% for Putnam Retirement Income Fund Lifestyle 1) is assessed on certain redemptions of class A and class M shares, respectively. For the reporting period, Putnam Retail Management Limited Partnership, acting as underwriter, received the following amounts on class A and class M redemptions:

	Class A	Class M
	CDSC	CDSC

Putnam RetirementReady 2055 Fund	$—	$—

Putnam RetirementReady 2050 Fund	2	—

Putnam RetirementReady 2045 Fund	—	—

Putnam RetirementReady 2040 Fund	19	—

Putnam RetirementReady 2035 Fund	—	—

Putnam RetirementReady 2030 Fund	—	—

Putnam RetirementReady 2025 Fund	—	—

Putnam RetirementReady 2020 Fund	—	—

Putnam RetirementReady 2015 Fund	—	—

Putnam Retirement Income Fund Lifestyle 1	—	—

RetirementReady® Funds	73

Note 3: Purchases and sales of securities

During the reporting period, cost of purchases and proceeds from sales of underlying Putnam Funds were as follows:

	Cost of purchases	Proceeds from sales

Putnam RetirementReady 2055 Fund	$886,040	$680,951

Putnam RetirementReady 2050 Fund	3,339,734	2,273,761

Putnam RetirementReady 2045 Fund	4,344,984	3,515,781

Putnam RetirementReady 2040 Fund	6,891,002	5,200,206

Putnam RetirementReady 2035 Fund	7,762,420	5,916,334

Putnam RetirementReady 2030 Fund	10,958,329	9,706,121

Putnam RetirementReady 2025 Fund	10,573,967	10,085,346

Putnam RetirementReady 2020 Fund	9,031,508	8,505,267

Putnam RetirementReady 2015 Fund	5,409,744	6,232,055

Putnam Retirement Income Fund Lifestyle 1	5,657,353	4,609,687

Note 4: Capital shares

At the close of the reporting period, there was an unlimited number of shares of beneficial interest authorized. Transactions in capital shares were as follows:

Putnam RetirementReady 2055 Fund

	Six months ended 1/31/13		Year ended 7/31/12

Class A	Shares	Amount	Shares	Amount

Shares sold	12,820	$130,516	62,470	$578,886

Shares issued in connection with
reinvestment of distributions	951	9,590	1,143	10,266

	13,771	140,106	63,613	589,152

Shares repurchased	(2,082)	(21,271)	(49,242)	(446,291)

Net increase	11,689	$118,835	14,371	$142,861

	Six months ended 1/31/13		Year ended 7/31/12

Class B	Shares	Amount	Shares	Amount

Shares sold	1,258	$12,581	191	$1,767

Shares issued in connection with
reinvestment of distributions	47	474	37	336

	1,305	13,055	228	2,103

Shares repurchased	(64)	(663)	(656)	(5,960)

Net increase (decrease)	1,241	$12,392	(428)	$(3,857)

	Six months ended 1/31/13		Year ended 7/31/12

Class C	Shares	Amount	Shares	Amount

Shares sold	843	$8,513	2,271	$20,958

Shares issued in connection with
reinvestment of distributions	80	801	116	1,038

	923	9,314	2,387	21,996

Shares repurchased	(9)	(95)	(91)	(849)

Net increase	914	$9,219	2,296	$21,147

74	RetirementReady® Funds

	Six months ended 1/31/13		Year ended 7/31/12

Class M	Shares	Amount	Shares	Amount

Shares sold	—	$—	66	$584

Shares issued in connection with
reinvestment of distributions	20	208	36	328

	20	208	102	912

Shares repurchased	—	—	(175)	(1,480)

Net increase (decrease)	20	$208	(73)	$(568)

	Six months ended 1/31/13		Year ended 7/31/12

Class R	Shares	Amount	Shares	Amount

Shares sold	104	$1,058	529	$4,667

Shares issued in connection with
reinvestment of distributions	34	345	55	498

	138	1,403	584	5,165

Shares repurchased	—	—	(124)	(1,178)

Net increase	138	$1,403	460	$3,987

	Six months ended 1/31/13		Year ended 7/31/12

Class Y	Shares	Amount	Shares	Amount

Shares sold	22,438	$228,592	23,679	$224,316

Shares issued in connection with
reinvestment of distributions	819	8,259	309	2,776

	23,257	236,851	23,988	227,092

Shares repurchased	(20,582)	(212,549)	(6,194)	(58,650)

Net increase	2,675	$24,302	17,794	$168,442

At the close of the reporting period, three shareholders of record owned 21.2%, 9.7% and 7.0%, respectively, of the outstanding shares of Putnam RetirementReady 2055 Fund.

Putnam RetirementReady 2050 Fund

	Six months ended 1/31/13		Year ended 7/31/12

Class A	Shares	Amount	Shares	Amount

Shares sold	54,189	$712,313	137,742	$1,683,865

Shares issued in connection with
reinvestment of distributions	3,864	50,889	10,823	125,549

	58,053	763,202	148,565	1,809,414

Shares repurchased	(32,409)	(429,182)	(189,384)	(2,294,421)

Net increase (decrease)	25,644	$334,020	(40,819)	$(485,007)

RetirementReady® Funds	75

	Six months ended 1/31/13		Year ended 7/31/12

Class B	Shares	Amount	Shares	Amount

Shares sold	1,866	$24,523	4,564	$51,899

Shares issued in connection with
reinvestment of distributions	67	879	406	4,681

	1,933	25,402	4,970	56,580

Shares repurchased	(727)	(9,625)	(2,789)	(32,692)

Net increase	1,206	$15,777	2,181	$23,888

	Six months ended 1/31/13		Year ended 7/31/12

Class C	Shares	Amount	Shares	Amount

Shares sold	1,888	$24,472	2,753	$33,184

Shares issued in connection with
reinvestment of distributions	75	970	230	2,635

	1,963	25,442	2,983	35,819

Shares repurchased	(295)	(3,832)	(583)	(6,855)

Net increase	1,668	$21,610	2,400	$28,964

	Six months ended 1/31/13		Year ended 7/31/12

Class M	Shares	Amount	Shares	Amount

Shares sold	286	$3,824	1,281	$15,599

Shares issued in connection with
reinvestment of distributions	12	161	21	248

	298	3,985	1,302	15,847

Shares repurchased	(50)	(653)	(6,935)	(76,307)

Net increase (decrease)	248	$3,332	(5,633)	$(60,460)

	Six months ended 1/31/13		Year ended 7/31/12

Class R	Shares	Amount	Shares	Amount

Shares sold	20,308	$264,079	43,357	$508,718

Shares issued in connection with
reinvestment of distributions	991	12,884	2,494	28,583

	21,299	276,963	45,851	537,301

Shares repurchased	(9,926)	(130,516)	(17,202)	(202,171)

Net increase	11,373	$146,447	28,649	$335,130

	Six months ended 1/31/13		Year ended 7/31/12

Class Y	Shares	Amount	Shares	Amount

Shares sold	28,263	$375,985	61,399	$750,288

Shares issued in connection with
reinvestment of distributions	2,814	37,119	6,708	77,945

	31,077	413,104	68,107	828,233

Shares repurchased	(23,195)	(308,550)	(87,866)	(1,003,948)

Net increase (decrease)	7,882	$104,554	(19,759)	$(175,715)

At the close of the reporting period, two shareholders of record owned 5.7% and 5.4%, respectively, of the outstanding shares of Putnam RetirementReady 2050 Fund.

76	RetirementReady® Funds

Putnam RetirementReady 2045 Fund

	Six months ended 1/31/13		Year ended 7/31/12

Class A	Shares	Amount	Shares	Amount

Shares sold	62,587	$922,313	147,675	$2,001,292

Shares issued in connection with
reinvestment of distributions	11,368	165,865	15,280	199,248

	73,955	1,088,178	162,955	2,200,540

Shares repurchased	(52,026)	(769,359)	(345,958)	(4,694,279)

Net increase (decrease)	21,929	$318,819	(183,003)	$(2,493,739)

	Six months ended 1/31/13		Year ended 7/31/12

Class B	Shares	Amount	Shares	Amount

Shares sold	2,524	$34,316	6,447	$84,138

Shares issued in connection with
reinvestment of distributions	390	5,261	317	3,832

	2,914	39,577	6,764	87,970

Shares repurchased	(4,262)	(57,601)	(2,319)	(29,089)

Net increase (decrease)	(1,348)	$(18,024)	4,445	$58,881

	Six months ended 1/31/13		Year ended 7/31/12

Class C	Shares	Amount	Shares	Amount

Shares sold	7,619	$104,626	2,039	$26,173

Shares issued in connection with
reinvestment of distributions	262	3,545	84	1,020

	7,881	108,171	2,123	27,193

Shares repurchased	(736)	(10,284)	(461)	(5,959)

Net increase	7,145	$97,887	1,662	$21,234

	Six months ended 1/31/13		Year ended 7/31/12

Class M	Shares	Amount	Shares	Amount

Shares sold	326	$4,712	451	$6,002

Shares issued in connection with
reinvestment of distributions	29	415	27	350

	355	5,127	478	6,352

Shares repurchased	(8)	(126)	(170)	(2,202)

Net increase	347	$5,001	308	$4,150

	Six months ended 1/31/13		Year ended 7/31/12

Class R	Shares	Amount	Shares	Amount

Shares sold	13,146	$198,767	28,606	$395,489

Shares issued in connection with
reinvestment of distributions	1,877	28,004	2,213	29,498

	15,023	226,771	30,819	424,987

Shares repurchased	(11,601)	(177,417)	(24,661)	(350,431)

Net increase	3,422	$49,354	6,158	$74,556

RetirementReady® Funds	77

	Six months ended 1/31/13		Year ended 7/31/12

Class Y	Shares	Amount	Shares	Amount

Shares sold	28,379	$495,130	63,830	$1,020,289

Shares issued in connection with
reinvestment of distributions	4,775	81,839	5,001	76,315

	33,154	576,969	68,831	1,096,604

Shares repurchased	(30,584)	(542,461)	(233,124)	(3,376,657)

Net increase (decrease)	2,570	$34,508	(164,293)	$(2,280,053)

Putnam RetirementReady 2040 Fund

	Six months ended 1/31/13		Year ended 7/31/12

Class A	Shares	Amount	Shares	Amount

Shares sold	106,228	$1,718,070	200,390	$2,971,147

Shares issued in connection with
reinvestment of distributions	10,905	175,128	13,509	192,904

	117,133	1,893,198	213,899	3,164,051

Shares repurchased	(59,596)	(959,098)	(443,519)	(6,533,055)

Net increase (decrease)	57,537	$934,100	(229,620)	$(3,369,004)

	Six months ended 1/31/13		Year ended 7/31/12

Class B	Shares	Amount	Shares	Amount

Shares sold	5,644	$85,122	3,954	$54,700

Shares issued in connection with
reinvestment of distributions	519	7,777	577	7,703

	6,163	92,899	4,531	62,403

Shares repurchased	(1,180)	(18,057)	(2,739)	(38,301)

Net increase	4,983	$74,842	1,792	$24,102

	Six months ended 1/31/13		Year ended 7/31/12

Class C	Shares	Amount	Shares	Amount

Shares sold	5,215	$78,796	4,073	$56,109

Shares issued in connection with
reinvestment of distributions	190	2,824	235	3,122

	5,405	81,620	4,308	59,231

Shares repurchased	(3,393)	(50,515)	(2,345)	(32,937)

Net increase	2,012	$31,105	1,963	$26,294

	Six months ended 1/31/13		Year ended 7/31/12

Class M	Shares	Amount	Shares	Amount

Shares sold	849	$13,014	1,607	$22,752

Shares issued in connection with
reinvestment of distributions	44	674	15	209

	893	13,688	1,622	22,961

Shares repurchased	(14)	(220)	(1,958)	(25,727)

Net increase (decrease)	879	$13,468	(336)	$(2,766)

78	RetirementReady® Funds

	Six months ended 1/31/13		Year ended 7/31/12

Class R	Shares	Amount	Shares	Amount

Shares sold	28,121	$465,627	44,275	$667,959

Shares issued in connection with
reinvestment of distributions	2,578	42,406	2,818	41,230

	30,699	508,033	47,093	709,189

Shares repurchased	(13,631)	(227,685)	(30,712)	(462,378)

Net increase	17,068	$280,348	16,381	$246,811

	Six months ended 1/31/13		Year ended 7/31/12

Class Y	Shares	Amount	Shares	Amount

Shares sold	36,895	$697,690	66,318	$1,141,462

Shares issued in connection with
reinvestment of distributions	3,825	70,835	4,991	81,944

	40,720	768,525	71,309	1,223,406

Shares repurchased	(40,047)	(751,750)	(426,141)	(6,625,044)

Net increase (decrease)	673	$16,775	(354,832)	$(5,401,638)

Putnam RetirementReady 2035 Fund

	Six months ended 1/31/13		Year ended 7/31/12

Class A	Shares	Amount	Shares	Amount

Shares sold	142,477	$2,358,899	271,775	$4,132,607

Shares issued in connection with
reinvestment of distributions	10,761	177,130	26,084	381,091

	153,238	2,536,029	297,859	4,513,698

Shares repurchased	(102,254)	(1,676,576)	(627,908)	(9,524,609)

Net increase (decrease)	50,984	$859,453	(330,049)	$(5,010,911)

	Six months ended 1/31/13		Year ended 7/31/12

Class B	Shares	Amount	Shares	Amount

Shares sold	3,706	$57,952	8,053	$114,974

Shares issued in connection with
reinvestment of distributions	278	4,254	961	13,075

	3,984	62,206	9,014	128,049

Shares repurchased	(2,899)	(44,143)	(5,195)	(73,248)

Net increase	1,085	$18,063	3,819	$54,801

	Six months ended 1/31/13		Year ended 7/31/12

Class C	Shares	Amount	Shares	Amount

Shares sold	8,764	$130,115	4,134	$58,116

Shares issued in connection with
reinvestment of distributions	177	2,715	431	5,874

	8,941	132,830	4,565	63,990

Shares repurchased	(3,885)	(59,236)	(5,316)	(73,572)

Net increase (decrease)	5,056	$73,594	(751)	$(9,582)

RetirementReady® Funds	79

	Six months ended 1/31/13		Year ended 7/31/12

Class M	Shares	Amount	Shares	Amount

Shares sold	355	$5,789	2,382	$35,951

Shares issued in connection with
reinvestment of distributions	20	313	—	—

	375	6,102	2,382	35,951

Shares repurchased	(6)	(95)	(5,297)	(71,491)

Net increase (decrease)	369	$6,007	(2,915)	$(35,540)

	Six months ended 1/31/13		Year ended 7/31/12

Class R	Shares	Amount	Shares	Amount

Shares sold	34,914	$555,349	61,403	$888,091

Shares issued in connection with
reinvestment of distributions	2,140	33,912	4,756	67,006

	37,054	589,261	66,159	955,097

Shares repurchased	(17,488)	(282,111)	(45,102)	(659,602)

Net increase	19,566	$307,150	21,057	$295,495

	Six months ended 1/31/13		Year ended 7/31/12

Class Y	Shares	Amount	Shares	Amount

Shares sold	42,094	$807,128	102,117	$1,768,656

Shares issued in connection with
reinvestment of distributions	4,412	83,524	9,887	165,898

	46,506	890,652	112,004	1,934,554

Shares repurchased	(21,286)	(401,287)	(527,834)	(8,535,022)

Net increase (decrease)	25,220	$489,365	(415,830)	$(6,600,468)

At the close of the reporting period, a shareholder of record owned 6.0% of the outstanding shares of Putnam RetirementReady 2035 Fund.

Putnam RetirementReady 2030 Fund

	Six months ended 1/31/13		Year ended 7/31/12

Class A	Shares	Amount	Shares	Amount

Shares sold	142,612	$2,403,249	309,321	$4,790,155

Shares issued in connection with
reinvestment of distributions	10,968	183,392	27,957	418,234

	153,580	2,586,641	337,278	5,208,389

Shares repurchased	(131,945)	(2,204,467)	(875,125)	(13,521,663)

Net increase (decrease)	21,635	$382,174	(537,847)	$(8,313,274)

80	RetirementReady® Funds

	Six months ended 1/31/13		Year ended 7/31/12

Class B	Shares	Amount	Shares	Amount

Shares sold	7,186	$115,423	15,284	$228,895

Shares issued in connection with
reinvestment of distributions	195	3,111	1,114	15,932

	7,381	118,534	16,398	244,827

Shares repurchased	(7,949)	(126,455)	(14,552)	(217,128)

Net increase (decrease)	(568)	$(7,921)	1,846	$27,699

	Six months ended 1/31/13		Year ended 7/31/12

Class C	Shares	Amount	Shares	Amount

Shares sold	6,364	$102,149	9,025	$135,339

Shares issued in connection with
reinvestment of distributions	144	2,305	651	9,323

	6,508	104,454	9,676	144,662

Shares repurchased	(2,074)	(33,808)	(10,015)	(152,194)

Net increase (decrease)	4,434	$70,646	(339)	$(7,532)

	Six months ended 1/31/13		Year ended 7/31/12

Class M	Shares	Amount	Shares	Amount

Shares sold	268	$4,410	1,486	$22,079

Shares issued in connection with
reinvestment of distributions	27	446	—	—

	295	4,856	1,486	22,079

Shares repurchased	(9)	(152)	(34,759)	(475,351)

Net increase (decrease)	286	$4,704	(33,273)	$(453,272)

	Six months ended 1/31/13		Year ended 7/31/12

Class R	Shares	Amount	Shares	Amount

Shares sold	31,059	$493,913	108,944	$1,554,420

Shares issued in connection with
reinvestment of distributions	2,591	41,139	6,479	92,131

	33,650	535,052	115,423	1,646,551

Shares repurchased	(37,402)	(604,756)	(34,935)	(526,974)

Net increase (decrease)	(3,752)	$(69,704)	80,488	$1,119,577

	Six months ended 1/31/13		Year ended 7/31/12

Class Y	Shares	Amount	Shares	Amount

Shares sold	75,246	$1,433,552	107,472	$1,872,128

Shares issued in connection with
reinvestment of distributions	4,478	84,720	9,361	158,198

	79,724	1,518,272	116,833	2,030,326

Shares repurchased	(34,012)	(646,525)	(538,973)	(8,816,511)

Net increase (decrease)	45,712	$871,747	(422,140)	$(6,786,185)

RetirementReady® Funds	81

Putnam RetirementReady 2025 Fund

	Six months ended 1/31/13		Year ended 7/31/12

Class A	Shares	Amount	Shares	Amount

Shares sold	159,057	$2,815,135	434,734	$7,228,269

Shares issued in connection with
reinvestment of distributions	21,997	386,262	49,196	788,118

	181,054	3,201,397	483,930	8,016,387

Shares repurchased	(131,886)	(2,334,068)	(981,975)	(16,276,554)

Net increase (decrease)	49,168	$867,329	(498,045)	$(8,260,167)

	Six months ended 1/31/13		Year ended 7/31/12

Class B	Shares	Amount	Shares	Amount

Shares sold	4,148	$68,849	11,440	$177,715

Shares issued in connection with
reinvestment of distributions	480	7,930	1,689	25,474

	4,628	76,779	13,129	203,189

Shares repurchased	(3,309)	(54,850)	(16,234)	(255,149)

Net increase (decrease)	1,319	$21,929	(3,105)	$(51,960)

	Six months ended 1/31/13		Year ended 7/31/12

Class C	Shares	Amount	Shares	Amount

Shares sold	4,465	$74,389	14,652	$228,779

Shares issued in connection with
reinvestment of distributions	308	5,093	1,028	15,519

	4,773	79,482	15,680	244,298

Shares repurchased	(7,166)	(118,573)	(8,198)	(124,765)

Net increase (decrease)	(2,393)	$(39,091)	7,482	$119,533

	Six months ended 1/31/13		Year ended 7/31/12

Class M	Shares	Amount	Shares	Amount

Shares sold	4,514	$76,091	2,502	$39,427

Shares issued in connection with
reinvestment of distributions	167	2,783	275	4,205

	4,681	78,874	2,777	43,632

Shares repurchased	(151)	(2,535)	(4,258)	(65,161)

Net increase (decrease)	4,530	$76,339	(1,481)	$(21,529)

	Six months ended 1/31/13		Year ended 7/31/12

Class R	Shares	Amount	Shares	Amount

Shares sold	37,991	$633,999	64,032	$992,605

Shares issued in connection with
reinvestment of distributions	3,013	49,618	7,862	118,241

	41,004	683,617	71,894	1,110,846

Shares repurchased	(28,897)	(477,749)	(66,196)	(1,042,626)

Net increase	12,107	$205,868	5,698	$68,220

82	RetirementReady® Funds

	Six months ended 1/31/13		Year ended 7/31/12

Class Y	Shares	Amount	Shares	Amount

Shares sold	43,489	$772,937	139,153	$2,343,898

Shares issued in connection with
reinvestment of distributions	7,996	140,891	17,099	274,787

	51,485	913,828	156,252	2,618,685

Shares repurchased	(72,276)	(1,280,085)	(443,783)	(7,047,710)

Net decrease	(20,791)	$(366,257)	(287,531)	$(4,429,025)

At the close of the reporting period, a shareholder of record owned 6.4% of the outstanding shares of Putnam RetirementReady 2025 Fund.

Putnam RetirementReady 2020 Fund

	Six months ended 1/31/13		Year ended 7/31/12

Class A	Shares	Amount	Shares	Amount

Shares sold	189,612	$3,134,686	410,269	$6,494,648

Shares issued in connection with
reinvestment of distributions	31,504	513,512	72,256	1,096,118

	221,116	3,648,198	482,525	7,590,766

Shares repurchased	(180,229)	(2,985,365)	(946,479)	(14,961,498)

Net increase (decrease)	40,887	$662,833	(463,954)	$(7,370,732)

	Six months ended 1/31/13		Year ended 7/31/12

Class B	Shares	Amount	Shares	Amount

Shares sold	6,353	$100,876	15,136	$232,249

Shares issued in connection with
reinvestment of distributions	942	14,838	2,139	31,417

	7,295	115,714	17,275	263,666

Shares repurchased	(2,706)	(43,082)	(7,685)	(117,315)

Net increase	4,589	$72,632	9,590	$146,351

	Six months ended 1/31/13		Year ended 7/31/12

Class C	Shares	Amount	Shares	Amount

Shares sold	10,472	$166,999	15,120	$231,373

Shares issued in connection with
reinvestment of distributions	740	11,693	1,853	27,309

	11,212	178,692	16,973	258,682

Shares repurchased	(12,857)	(206,840)	(8,217)	(124,149)

Net increase (decrease)	(1,645)	$(28,148)	8,756	$134,533

RetirementReady® Funds	83

	Six months ended 1/31/13		Year ended 7/31/12

Class M	Shares	Amount	Shares	Amount

Shares sold	193	$3,118	440	$6,765

Shares issued in connection with
reinvestment of distributions	120	1,918	423	6,310

	313	5,036	863	13,075

Shares repurchased	(811)	(13,081)	(5,646)	(86,032)

Net decrease	(498)	$(8,045)	(4,783)	$(72,957)

	Six months ended 1/31/13		Year ended 7/31/12

Class R	Shares	Amount	Shares	Amount

Shares sold	25,394	$404,004	60,475	$920,948

Shares issued in connection with
reinvestment of distributions	3,756	59,037	9,778	143,151

	29,150	463,041	70,253	1,064,099

Shares repurchased	(16,626)	(265,390)	(75,530)	(1,156,196)

Net increase (decrease)	12,524	$197,651	(5,277)	$(92,097)

	Six months ended 1/31/13		Year ended 7/31/12

Class Y	Shares	Amount	Shares	Amount

Shares sold	15,465	$283,396	41,342	$718,352

Shares issued in connection with
reinvestment of distributions	4,070	73,667	11,540	194,103

	19,535	357,063	52,882	912,455

Shares repurchased	(17,421)	(320,025)	(432,371)	(7,304,726)

Net increase (decrease)	2,114	$37,038	(379,489)	$(6,392,271)

At the close of the reporting period, a shareholder of record owned 7.3% of the outstanding shares of Putnam RetirementReady 2020 Fund.

Putnam RetirementReady 2015 Fund

	Six months ended 1/31/13		Year ended 7/31/12

Class A	Shares	Amount	Shares	Amount

Shares sold	87,725	$1,469,060	313,849	$5,105,869

Shares issued in connection with
reinvestment of distributions	23,726	392,198	63,119	984,653

	111,451	1,861,258	376,968	6,090,522

Shares repurchased	(138,654)	(2,322,674)	(886,677)	(14,474,353)

Net decrease	(27,203)	$(461,416)	(509,709)	$(8,383,831)

84	RetirementReady® Funds

	Six months ended 1/31/13		Year ended 7/31/12

Class B	Shares	Amount	Shares	Amount

Shares sold	3,176	$51,656	8,369	$132,091

Shares issued in connection with
reinvestment of distributions	312	5,027	1,368	20,775

	3,488	56,683	9,737	152,866

Shares repurchased	(5,842)	(94,935)	(10,541)	(166,815)

Net decrease	(2,354)	$(38,252)	(804)	$(13,949)

	Six months ended 1/31/13		Year ended 7/31/12

Class C	Shares	Amount	Shares	Amount

Shares sold	4,000	$64,591	4,837	$75,847

Shares issued in connection with
reinvestment of distributions	264	4,258	1,295	19,650

	4,264	68,849	6,132	95,497

Shares repurchased	(7,412)	(120,102)	(19,366)	(304,553)

Net decrease	(3,148)	$(51,253)	(13,234)	$(209,056)

	Six months ended 1/31/13		Year ended 7/31/12

Class M	Shares	Amount	Shares	Amount

Shares sold	45	$741	278	$4,416

Shares issued in connection with
reinvestment of distributions	134	2,199	408	6,293

	179	2,940	686	10,709

Shares repurchased	(5)	(86)	(11,566)	(181,659)

Net increase (decrease)	174	$2,854	(10,880)	$(170,950)

	Six months ended 1/31/13		Year ended 7/31/12

Class R	Shares	Amount	Shares	Amount

Shares sold	17,983	$290,910	60,405	$946,163

Shares issued in connection with
reinvestment of distributions	3,044	48,643	8,666	130,764

	21,027	339,553	69,071	1,076,927

Shares repurchased	(13,082)	(212,208)	(77,866)	(1,233,179)

Net increase (decrease)	7,945	$127,345	(8,795)	$(156,252)

	Six months ended 1/31/13		Year ended 7/31/12

Class Y	Shares	Amount	Shares	Amount

Shares sold	8,118	$136,455	37,077	$604,322

Shares issued in connection with
reinvestment of distributions	2,396	39,651	8,244	128,681

	10,514	176,106	45,321	733,003

Shares repurchased	(18,165)	(303,899)	(299,622)	(4,785,079)

Net decrease	(7,651)	$(127,793)	(254,301)	$(4,052,076)

At the close of the reporting period, a shareholder of record owned 6.8% of the outstanding shares of Putnam RetirementReady 2015 Fund.

RetirementReady® Funds	85

Putnam Retirement Income Fund Lifestyle 1

	Six months ended 1/31/13		Year ended 7/31/12

Class A	Shares	Amount	Shares	Amount

Shares sold	171,791	$2,850,637	419,483	$6,694,373

Shares issued in connection with
reinvestment of distributions	10,197	168,384	20,507	321,700

	181,988	3,019,021	439,990	7,016,073

Shares repurchased	(125,480)	(2,080,395)	(634,347)	(10,118,490)

Net increase (decrease)	56,508	$938,626	(194,357)	$(3,102,417)

	Six months ended 1/31/13		Year ended 7/31/12

Class B	Shares	Amount	Shares	Amount

Shares sold	263	$4,350	800	$12,804

Shares issued in connection with
reinvestment of distributions	78	1,285	131	2,049

	341	5,635	931	14,853

Shares repurchased	(839)	(13,857)	(2,110)	(33,841)

Net decrease	(498)	$(8,222)	(1,179)	$(18,988)

	Six months ended 1/31/13		Year ended 7/31/12

Class C	Shares	Amount	Shares	Amount

Shares sold	7,293	$121,126	6,413	$102,336

Shares issued in connection with
reinvestment of distributions	248	4,087	394	6,158

	7,541	125,213	6,807	108,494

Shares repurchased	(3,017)	(49,910)	(4,465)	(70,686)

Net increase	4,524	$75,303	2,342	$37,808

	Six months ended 1/31/13		Year ended 7/31/12

Class M	Shares	Amount	Shares	Amount

Shares sold	98	$1,630	257	$4,118

Shares issued in connection with
reinvestment of distributions	149	2,471	298	4,680

	247	4,101	555	8,798

Shares repurchased	(2,010)	(33,448)	(1,328)	(21,135)

Net decrease	(1,763)	$(29,347)	(773)	$(12,337)

86	RetirementReady® Funds

	Six months ended 1/31/13		Year ended 7/31/12

Class R	Shares	Amount	Shares	Amount

Shares sold	6,129	$101,321	26,334	$420,770

Shares issued in connection with
reinvestment of distributions	606	10,001	1,335	20,869

	6,735	111,322	27,669	441,639

Shares repurchased	(6,575)	(109,176)	(38,984)	(626,094)

Net increase (decrease)	160	$2,146	(11,315)	$(184,455)

	Six months ended 1/31/13		Year ended 7/31/12

Class Y	Shares	Amount	Shares	Amount

Shares sold	3,960	$65,910	16,823	$267,737

Shares issued in connection with
reinvestment of distributions	664	11,006	2,730	42,915

	4,624	76,916	19,553	310,652

Shares repurchased	(560)	(9,269)	(298,179)	(4,669,987)

Net increase (decrease)	4,064	$67,647	(278,626)	$(4,359,335)

At the close of the reporting period, a shareholder of record owned 19.5% of the outstanding shares of Putnam Retirement Income Fund Lifestyle 1.

At the close of the reporting period, Putnam Investments, LLC owned the following shares of each fund:

		Percentage of	Value at the
		shares	end of the
	Shares owned	outstanding	reporting period

Putnam RetirementReady 2055 Fund class B	1,128	45.37%	$11,968

Putnam RetirementReady 2055 Fund class C	1,135	24.32%	11,963

Putnam RetirementReady 2055 Fund class M	1,132	100.00%	12,032

Putnam RetirementReady 2055 Fund class R	1,140	68.10%	12,095

Putnam RetirementReady 2050 Fund class M	97	5.82%	1,361

Putnam RetirementReady 2050 Fund class Y	1,017	0.51%	14,126

Putnam RetirementReady 2045 Fund class M	69	5.34%	1,033

Putnam RetirementReady 2045 Fund class Y	765	0.39%	13,778

Putnam RetirementReady 2040 Fund class M	7	0.27%	112

Putnam RetirementReady 2035 Fund class M	1,228	50.62%	20,422

RetirementReady® Funds	87

Note 5: Transactions with affiliated issuers

Transactions during the period with companies in which the fund owned at least 5% or more of the outstanding voting securities, or a company which is under common ownership or control were as follows:

Putnam RetirementReady 2055 Fund

	Market
	value at the
	beginning					Market value
	of the					at the end of
	reporting	Purchase	Sale	Investment	Capital gain	the reporting
Affiliates	period	cost	proceeds	income	distributions	period

Putnam Absolute Return
100 Fund Class Y	$2,907	$5,811	$4,033	$51	$—	$4,707

Putnam Absolute Return
300 Fund Class Y	—	—	—	—	—	—

Putnam Absolute Return
500 Fund Class Y	12,946	19,152	14,826	157	—	17,346

Putnam Absolute Return
700 Fund Class Y	44,261	65,022	50,544	214	—	59,412

Putnam Dynamic Asset
Allocation Balanced Fund
Class Y	—	—	—	—	—	—

Putnam Dynamic Asset
Allocation Conservative
Fund Class Y	—	—	—	—	—	—

Putnam Dynamic Asset
Allocation Equity Fund
Class Y	430,108	657,744	498,652	7,026	49,931	602,062

Putnam Dynamic Asset
Allocation Growth Fund
Class Y	94,212	133,176	108,676	1,880	—	130,104

Putnam Money Market
Fund Class A	2,653	5,135	4,220	—	—	3,568

Totals	$587,087	$886,040	$680,951	$9,328	$49,931	$817,199

Market values are shown for those securities affiliated at period end.

88	RetirementReady® Funds

Putnam RetirementReady 2050 Fund

	Market
	value at the
	beginning					Market value
	of the					at the end of
	reporting	Purchase	Sale	Investment	Capital gain	the reporting
Affiliates	period	cost	proceeds	income	distributions	period

Putnam Absolute Return
100 Fund Class Y	$50,465	$31,902	$15,922	$677	$—	$66,820

Putnam Absolute Return
300 Fund Class Y	—	—	—	—	—	—

Putnam Absolute Return
500 Fund Class Y	160,574	67,344	44,301	1,551	—	184,627

Putnam Absolute Return
700 Fund Class Y	549,021	226,781	151,027	2,109	—	632,329

Putnam Dynamic Asset
Allocation Balanced Fund
Class Y	—	—	—	—	—	—

Putnam Dynamic Asset
Allocation Conservative
Fund Class Y	—	—	—	—	—	—

Putnam Dynamic Asset
Allocation Equity Fund
Class Y	5,166,863	2,272,010	1,629,053	64,979	461,519	5,986,942

Putnam Dynamic Asset
Allocation Growth Fund
Class Y	1,321,947	717,566	414,319	23,797	—	1,771,950

Putnam Money Market
Fund Class A	32,377	24,131	19,139	1	—	37,370

Totals	$7,281,247	$3,339,734	$2,273,761	$93,114	$461,519	$8,680,038

Market values are shown for those securities affiliated at period end.

RetirementReady® Funds	89

Putnam RetirementReady 2045 Fund

	Market
	value at the
	beginning					Market value
	of the					at the end of
	reporting	Purchase	Sale	Investment	Capital gain	the reporting
Affiliates	period	cost	proceeds	income	distributions	period

Putnam Absolute Return
100 Fund Class Y	$137,371	$81,561	$44,940	$1,802	$—	$175,002

Putnam Absolute Return
300 Fund Class Y	—	—	—	—	—	—

Putnam Absolute Return
500 Fund Class Y	235,366	88,236	67,210	2,203	—	257,910

Putnam Absolute Return
700 Fund Class Y	804,772	296,768	229,124	2,995	—	883,432

Putnam Dynamic Asset
Allocation Balanced Fund
Class Y	—	—	—	—	—	—

Putnam Dynamic Asset
Allocation Conservative
Fund Class Y	—	—	—	—	—	—

Putnam Dynamic Asset
Allocation Equity Fund
Class Y	5,931,389	2,295,829	2,045,965	70,727	502,328	6,392,099

Putnam Dynamic Asset
Allocation Growth Fund
Class Y	3,522,420	1,550,438	1,101,158	59,573	—	4,350,233

Putnam Money Market
Fund Class A	47,435	32,152	27,384	8	—	52,203

Totals	$10,678,753	$4,344,984	$3,515,781	$137,308	$502,328	$12,110,879

Market values are shown for those securities affiliated at period end.

90	RetirementReady® Funds

Putnam RetirementReady 2040 Fund

	Market
	value at the
	beginning					Market value
	of the					at the end of
	reporting	Purchase	Sale	Investment	Capital gain	the reporting
Affiliates	period	cost	proceeds	income	distributions	period

Putnam Absolute Return
100 Fund Class Y	$328,083	$209,421	$109,701	$4,293	$—	$430,263

Putnam Absolute Return
300 Fund Class Y	—	—	—	—	—	—

Putnam Absolute Return
500 Fund Class Y	332,159	186,544	105,617	3,435	—	414,991

Putnam Absolute Return
700 Fund Class Y	1,135,720	483,899	332,216	4,280	—	1,302,838

Putnam Dynamic Asset
Allocation Balanced Fund
Class Y	—	—	—	—	—	—

Putnam Dynamic Asset
Allocation Conservative
Fund Class Y	—	—	—	—	—	—

Putnam Dynamic Asset
Allocation Equity Fund
Class Y	5,600,251	2,375,314	2,199,471	64,090	455,054	5,976,164

Putnam Dynamic Asset
Allocation Growth Fund
Class Y	7,614,823	3,583,244	2,410,435	127,315	—	9,596,341

Putnam Money Market
Fund Class A	66,287	52,580	42,766	17	—	76,100

Totals	$15,077,323	$6,891,002	$5,200,206	$203,430	$455,054	$17,796,697

Market values are shown for those securities affiliated at period end.

RetirementReady® Funds	91

Putnam RetirementReady 2035 Fund

	Market
	value at the
	beginning					Market value
	of the					at the end of
	reporting	Purchase	Sale	Investment	Capital gain	the reporting
Affiliates	period	cost	proceeds	income	distributions	period

Putnam Absolute Return
100 Fund Class Y	$566,710	$196,499	$122,054	$6,413	$—	$645,218

Putnam Absolute Return
300 Fund Class Y	45,948	74,769	17,875	1,792	—	104,077

Putnam Absolute Return
500 Fund Class Y	872,168	353,228	193,447	8,552	—	1,037,203

Putnam Absolute Return
700 Fund Class Y	1,956,684	795,919	434,797	7,673	—	2,344,461

Putnam Dynamic Asset
Allocation Balanced Fund
Class Y	437,130	683,038	168,076	6,419	—	1,003,025

Putnam Dynamic Asset
Allocation Conservative
Fund Class Y	—	—	—	—	—	—

Putnam Dynamic Asset
Allocation Equity Fund
Class Y	3,112,075	938,417	1,336,199	30,220	214,555	2,834,121

Putnam Dynamic Asset
Allocation Growth Fund
Class Y	15,617,230	4,484,490	3,529,253	239,445	—	18,153,943

Putnam Money Market
Fund Class A	327,465	236,060	114,633	17	—	448,891

Totals	$22,935,410	$7,762,420	$5,916,334	$300,531	$214,555	$26,570,939

Market values are shown for those securities affiliated at period end.

92	RetirementReady® Funds

Putnam RetirementReady 2030 Fund

	Market
	value at the
	beginning					Market value
	of the					at the end of
	reporting	Purchase	Sale	Investment	Capital gain	the reporting
Affiliates	period	cost	proceeds	income	distributions	period

Putnam Absolute Return
100 Fund Class Y	$852,209	$348,877	$201,622	$10,214	$—	$1,005,547

Putnam Absolute Return
300 Fund Class Y	524,428	396,632	153,327	13,672	—	777,294

Putnam Absolute Return
500 Fund Class Y	1,602,592	531,476	359,095	15,040	—	1,784,957

Putnam Absolute Return
700 Fund Class Y	3,431,148	1,309,214	794,038	13,354	—	3,992,685

Putnam Dynamic Asset
Allocation Balanced Fund
Class Y	4,881,146	3,539,763	1,418,506	56,101	—	7,441,890

Putnam Dynamic Asset
Allocation Conservative
Fund Class Y	—	—	—	—	—	—

Putnam Dynamic Asset
Allocation Equity Fund
Class Y	—	—	—	—	—	—

Putnam Dynamic Asset
Allocation Growth Fund
Class Y	18,687,735	4,440,139	6,535,715	244,890	—	18,352,024

Putnam Money Market
Fund Class A	833,368	392,228	243,818	40	—	981,779

Totals	$30,812,626	$10,958,329	$9,706,121	$353,311	$—	$34,336,176

Market values are shown for those securities affiliated at period end.

RetirementReady® Funds	93

Putnam RetirementReady 2025 Fund

	Market
	value at the
	beginning					Market value
	of the					at the end of
	reporting	Purchase	Sale	Investment	Capital gain	the reporting
Affiliates	period	cost	proceeds	income	distributions	period

Putnam Absolute Return
100 Fund Class Y	$1,420,996	$455,471	$294,472	$16,251	$—	$1,592,036

Putnam Absolute Return
300 Fund Class Y	1,894,801	794,768	431,467	40,436	—	2,287,384

Putnam Absolute Return
500 Fund Class Y	2,536,684	948,439	540,074	25,055	—	2,959,388

Putnam Absolute Return
700 Fund Class Y	5,126,434	1,233,873	1,003,157	18,227	—	5,424,153

Putnam Dynamic Asset
Allocation Balanced Fund
Class Y	16,282,805	5,060,679	3,515,262	162,203	—	19,099,002

Putnam Dynamic Asset
Allocation Conservative
Fund Class Y	380,046	80,839	75,621	3,543	—	401,397

Putnam Dynamic Asset
Allocation Equity Fund
Class Y	—	—	—	—	—	—

Putnam Dynamic Asset
Allocation Growth Fund
Class Y	8,828,360	1,493,389	3,882,183	97,670	—	7,209,011

Putnam Money Market
Fund Class A	1,398,961	506,509	343,110	70	—	1,562,360

Totals	$37,869,087	$10,573,967	$10,085,346	$363,455	$—	$40,534,731

Market values are shown for those securities affiliated at period end.

94	RetirementReady® Funds

Putnam RetirementReady 2020 Fund

	Market
	value at the
	beginning					Market value
	of the					at the end of
	reporting	Purchase	Sale	Investment	Capital gain	the reporting
Affiliates	period	cost	proceeds	income	distributions	period

Putnam Absolute Return
100 Fund Class Y	$1,675,095	$452,701	$297,075	$18,680	$—	$1,842,597

Putnam Absolute Return
300 Fund Class Y	3,089,974	997,274	595,872	62,103	—	3,536,746

Putnam Absolute Return
500 Fund Class Y	3,969,107	1,573,420	759,269	40,423	—	4,806,314

Putnam Absolute Return
700 Fund Class Y	4,457,313	827,351	944,728	14,687	—	4,399,391

Putnam Dynamic Asset
Allocation Balanced Fund
Class Y	16,187,606	2,707,501	4,876,705	144,567	—	15,150,965

Putnam Dynamic Asset
Allocation Conservative
Fund Class Y	2,894,610	1,970,406	688,615	34,294	—	4,323,499

Putnam Dynamic Asset
Allocation Equity Fund
Class Y	—	—	—	—	—	—

Putnam Dynamic Asset
Allocation Growth Fund
Class Y	—	—	—	—	—	—

Putnam Money Market
Fund Class A	1,652,106	502,855	343,003	81	—	1,811,958

Totals	$33,925,811	$9,031,508	$8,505,267	$314,835	$—	$35,871,470

Market values are shown for those securities affiliated at period end.

RetirementReady® Funds	95

Putnam RetirementReady 2015 Fund

	Market
	value at the
	beginning					Market value
	of the					at the end of
	reporting	Purchase	Sale	Investment	Capital gain	the reporting
Affiliates	period	cost	proceeds	income	distributions	period

Putnam Absolute Return
100 Fund Class Y	$1,695,428	$439,412	$295,883	$19,436	$—	$1,850,822

Putnam Absolute Return
300 Fund Class Y	3,671,515	998,223	679,000	73,539	—	4,043,732

Putnam Absolute Return
500 Fund Class Y	5,645,138	1,379,933	961,283	53,086	—	6,096,434

Putnam Absolute Return
700 Fund Class Y	1,930,862	224,457	648,344	5,292	—	1,531,316

Putnam Dynamic Asset
Allocation Balanced Fund
Class Y	5,111,396	530,454	2,203,183	41,453	—	3,762,417

Putnam Dynamic Asset
Allocation Conservative
Fund Class Y	6,424,233	1,555,391	1,157,530	62,952	—	7,104,611

Putnam Dynamic Asset
Allocation Equity Fund
Class Y	—	—	—	—	—	—

Putnam Dynamic Asset
Allocation Growth Fund
Class Y	—	—	—	—	—	—

Putnam Money Market
Fund Class A	1,522,641	281,874	286,832	70	—	1,517,682

Totals	$26,001,213	$5,409,744	$6,232,055	$255,828	$—	$25,907,014

Market values are shown for those securities affiliated at period end.

96	RetirementReady® Funds

Putnam Retirement Income Fund Lifestyle 1

	Market
	value at the
	beginning					Market value
	of the					at the end of
	reporting	Purchase	Sale	Investment	Capital gain	the reporting
Affiliates	period	cost	proceeds	income	distributions	period

Putnam Absolute Return
100 Fund Class Y	$1,892,189	$524,882	$394,384	$20,477	$—	$2,036,204

Putnam Absolute Return
300 Fund Class Y	4,474,680	1,218,926	965,024	83,429	—	4,790,086

Putnam Absolute Return
500 Fund Class Y	6,386,624	1,697,723	1,306,264	56,881	—	6,819,468

Putnam Absolute Return
700 Fund Class Y	—	—	—	—	—	—

Putnam Dynamic Asset
Allocation Balanced Fund
Class Y	—	—	—	—	—	—

Putnam Dynamic Asset
Allocation Conservative
Fund Class Y	7,265,865	1,836,328	1,654,677	67,917	—	7,757,001

Putnam Dynamic Asset
Allocation Equity Fund
Class Y	—	—	—	—	—	—

Putnam Dynamic Asset
Allocation Growth Fund
Class Y	—	—	—	—	—	—

Putnam Money Market
Fund Class A	1,246,766	379,494	289,338	60	—	1,336,921

Totals	$21,266,124	$5,657,353	$4,609,687	$228,764	$—	$22,739,680

Market values are shown for those securities affiliated at period end.

Note 6: Market, credit and other risks

In the normal course of business, the underlying Putnam Funds trade financial instruments and enter into financial transactions where risk of potential loss exists due to changes in the market (market risk) or failure of the contracting party to the transaction to perform (credit risk). The underlying Putnam Funds may be exposed to additional credit risk that an institution or other entity with which the fund has unsettled or open transactions will default. The underlying Putnam Funds may invest in foreign securities that involve certain risks, including those related to economic instability, unfavorable political developments, and currency fluctuations. The underlying Putnam Funds may invest a significant portion of their assets in securitized debt instruments, including mortgage-backed and asset-backed investments. The yields and values of these investments are sensitive to changes in interest rates, the rate of principal payments on the underlying assets and the market’s perception of the issuers. The market for these investments may be volatile and limited, which may make them difficult to buy or sell.

Note 7: New accounting pronouncement

In December 2011, the FASB issued ASU No. 2011–11 “Disclosures about Offsetting Assets and Liabilities”. The update creates new disclosure requirements requiring entities to disclose both gross and net information for derivatives and other financial instruments that are either offset in the Statement of assets and liabilities or subject to an enforceable master netting arrangement or similar agreement. The disclosure requirements are effective for annual reporting periods beginning on or after January 1, 2013 and interim periods within those annual periods. Putnam Management is currently evaluating the application of ASU 2011–11 and its impact, if any, on the funds’ financial statements.

RetirementReady® Funds	97

The Putnam family of funds

The following is a list of Putnam’s open-end mutual funds offered to the public. Investors should carefully consider the investment objective, risks, charges, and expenses of a fund before investing. For a prospectus, or a summary prospectus if available, containing this and other information for any Putnam fund or product, call your financial advisor at 1-800-225-1581 and ask for a prospectus. Please read the prospectus carefully before investing.

Growth	Income
Growth Opportunities Fund	American Government Income Fund
International Growth Fund	Diversified Income Trust
Multi-Cap Growth Fund	Floating Rate Income Fund
Small Cap Growth Fund	Global Income Trust
Voyager Fund	High Yield Advantage Fund
High Yield Trust
Blend	Income Fund
Asia Pacific Equity Fund	Money Market Fund*
Capital Opportunities Fund	Short Duration Income Fund
Capital Spectrum Fund	U.S. Government Income Trust
Emerging Markets Equity Fund
Equity Spectrum Fund	Tax-free income
Europe Equity Fund	AMT-Free Municipal Fund
Global Equity Fund	Tax Exempt Income Fund
International Capital Opportunities Fund	Tax Exempt Money Market Fund*
International Equity Fund	Tax-Free High Yield Fund
Investors Fund
Multi-Cap Core Fund	State tax-free income funds:
Research Fund	Arizona, California, Massachusetts, Michigan,
Minnesota, New Jersey, New York, Ohio,
Value	and Pennsylvania.
Convertible Securities Fund
Equity Income Fund	Absolute Return
George Putnam Balanced Fund	Absolute Return 100 Fund®
The Putnam Fund for Growth and Income	Absolute Return 300 Fund®
International Value Fund	Absolute Return 500 Fund®
Multi-Cap Value Fund	Absolute Return 700 Fund®
Small Cap Value Fund

* An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

98	RetirementReady® Funds

Global Sector	Putnam RetirementReady® Funds — portfolios
Global Consumer Fund	with automatically adjusting allocations to
Global Energy Fund	stocks, bonds, and money market instruments,
Global Financials Fund	becoming more conservative over time.
Global Health Care Fund
Global Industrials Fund	RetirementReady 2055 Fund
Global Natural Resources Fund	RetirementReady 2050 Fund
Global Sector Fund	RetirementReady 2045 Fund
Global Technology Fund	RetirementReady 2040 Fund
Global Telecommunications Fund	RetirementReady 2035 Fund
Global Utilities Fund	RetirementReady 2030 Fund
RetirementReady 2025 Fund
Asset Allocation	RetirementReady 2020 Fund
Putnam Global Asset Allocation Funds —	RetirementReady 2015 Fund
portfolios with allocations to stocks, bonds,
and money market instruments that are	Putnam Retirement Income Lifestyle
adjusted dynamically within specified ranges	Funds — portfolios with managed
as market conditions change.	allocations to stocks, bonds, and money
market investments to generate
Dynamic Asset Allocation Balanced Fund	retirement income.
Dynamic Asset Allocation
Conservative Fund	Retirement Income Fund Lifestyle 1
Dynamic Asset Allocation Growth Fund	Retirement Income Fund Lifestyle 2
Dynamic Risk Allocation Fund	Retirement Income Fund Lifestyle 3

A short-term trading fee of 1% may apply to redemptions or exchanges from certain funds within the time period specified in the fund's prospectus.

Check your account balances and the most recent month-end performance in the Individual Investors section at putnam.com.

RetirementReady® Funds	99

Services for shareholders

Investor services

Systematic investment plan Tell us how much you wish to invest regularly — weekly, semimonthly, or monthly — and the amount you choose will be transferred automatically from your checking or savings account. There’s no additional fee for this service, and you can suspend it at any time. This plan may be a great way to save for college expenses or to plan for your retirement.

Please note that regular investing does not guarantee a profit or protect against loss in a declining market. Before arranging a systematic investment plan, consider your financial ability to continue making purchases in periods when prices are low.

Systematic exchange You can make regular transfers from one Putnam fund to another Putnam fund. There are no additional fees for this service, and you can cancel or change your options at any time.

Dividends PLUS You can choose to have the dividend distributions from one of your Putnam funds automatically reinvested in another Putnam fund at no additional charge.

Free exchange privilege You can exchange money between Putnam funds free of charge, as long as they are the same class of shares. A signature guarantee is required if you are exchanging more than $500,000. The fund reserves the right to revise or terminate the exchange privilege.

Reinstatement privilege If you’ve sold Putnam shares or received a check for a dividend or capital gain, you may reinvest the proceeds with Putnam within 90 days of the transaction and they will be reinvested at the fund’s current net asset value — with no sales charge. However, reinstatement of class B shares may have special tax consequences. Ask your financial or tax representative for details.

Check-writing service You have ready access to many Putnam accounts. It’s as simple as writing a check, and there are no special fees or service charges. For more information about the check-writing service, call Putnam or visit our website.

Dollar cost averaging When you’re investing for long-term goals, it’s time, not timing, that counts. Investing on a systematic basis is a better strategy than trying to figure out when the markets will go up or down. This means investing the same amount of money regularly over a long period. This method of investing is called dollar cost averaging. When a fund’s share price declines, your investment dollars buy more shares at lower prices. When it increases, they buy fewer shares. Over time, you will pay a lower average price per share.

For more information

Visit the Individual Investors section at putnam.com A secure section of our website contains complete information on your account, including balances and transactions, updated daily. You may also conduct transactions, such as exchanges, additional investments, and address changes. Log on today to get your password.

Call us toll free at 1-800-225-1581 Ask a helpful Putnam representative or your financial advisor for details about any of these or other services, or see your prospectus.

100	RetirementReady® Funds

Fund information

Founded over 75 years ago, Putnam Investments was built around the concept that a balance between risk and reward is the hallmark of a well-rounded financial program. We manage over 100 funds across income, value, blend, growth, asset allocation, absolute return, and global sector categories.

Investment Manager	Trustees	Robert R. Leveille
Putnam Investment	Jameson A. Baxter, Chair	Vice President and
Management, LLC	Liaquat Ahamed	Chief Compliance Officer
One Post Office Square	Ravi Akhoury
Boston, MA 02109	Barbara M. Baumann	Michael J. Higgins
	Charles B. Curtis	Vice President and Treasurer
Investment Sub-Manager	Robert J. Darretta
Putnam Investments Limited	Katinka Domotorffy	Janet C. Smith
57–59 St James’s Street	John A. Hill	Vice President,
London, England SW1A 1LD	Paul L. Joskow	Principal Accounting Officer,
	Elizabeth T. Kennan	and Assistant Treasurer
Marketing Services	Kenneth R. Leibler
Putnam Retail Management	Robert E. Patterson	Susan G. Malloy
One Post Office Square	George Putnam, III	Vice President and
Boston, MA 02109	Robert L. Reynolds	Assistant Treasurer
W. Thomas Stephens
Custodian		James P. Pappas
State Street Bank	Officers	Vice President
and Trust Company	Robert L. Reynolds
	President	Mark C. Trenchard
Legal Counsel		Vice President and
Ropes & Gray LLP	Jonathan S. Horwitz	BSA Compliance Officer
Executive Vice President,
	Principal Executive Officer, and	Judith Cohen
	Compliance Liaison	Vice President, Clerk, and
Associate Treasurer
Steven D. Krichmar
	Vice President and	Nancy E. Florek
	Principal Financial Officer	Vice President, Proxy
Manager, Assistant Clerk, and
	Robert T. Burns	Associate Treasurer
Vice President and
Chief Legal Officer

This report is for the information of shareholders of Putnam RetirementReady® Funds. It may also be used as sales literature when preceded or accompanied by the current prospectus, the most recent copy of Putnam’s Quarterly Performance Summary, and Putnam’s Quarterly Ranking Summary. For more recent performance, please visit putnam.com. Investors should carefully consider the investment objectives, risks, charges, and expenses of a fund, which are described in its prospectus. For this and other information or to request a prospectus or summary prospectus, call 1-800-225-1581 toll free. Please read the prospectus carefully before investing. The funds’ Statement of Additional Information contains additional information about the funds’ Trustees and is available without charge upon request by calling 1-800-225-1581.

1937 75 YEARS 2012

A BALANCED APPROACH

Since 1937, when George Putnam created a diverse mix of stocks and bonds in a single, professionally managed portfolio, Putnam has championed the balanced approach.

A WORLD OF INVESTING

Today, we offer investors a world of equity, fixed-income, multi-asset, and absolute-return portfolios to suit a range of financial goals.

A COMMITMENT TO EXCELLENCE

Our portfolio managers seek superior results over time, backed by original, fundamental research on a global scale. We believe in the value of experienced financial advice, in providing exemplary service, and in putting clients first in all we do.

Putnam INVESTMENTS

One Post Office Square
Boston, MA 02109

putnam.com

1-800-225-1581

Electronic service requested

PRSRT STD
U.S. POSTAGE PAID
BROCKTON, MA
PERMIT NO. 600

Go paperless: Log on to putnam.com or scan this Microsoft Tag barcode to update your mailing options.

SA097
279428 3/13

Item 2. Code of Ethics:

Not applicable

Item 3. Audit Committee Financial Expert:

Not applicable

Item 4. Principal Accountant Fees and Services:

Not applicable

Item 5. Audit Committee of Listed Registrants

Not applicable

Item 6. Schedule of Investments:

The registrant’s schedule of investments in unaffiliated issuers is included in the report to shareholders in Item 1 above.

Item 7. Disclosure of Proxy Voting Policies and Procedures For Closed-End Management Investment Companies:

Not applicable

Item 8. Portfolio Managers of Closed-End Investment Companies

Not Applicable

Item 9. Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers:

Not applicable

Item 10. Submission of Matters to a Vote of Security Holders:

Not applicable

Item 11. Controls and Procedures:

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission’s rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 12. Exhibits:

(a)(1) Not applicable

(a)(2) Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

(b) The certifications required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended, are filed herewith.

Putnam RetirementReady Funds

By (Signature and Title):

/s/Janet C. Smith Janet C. Smith Principal Accounting Officer

Date: March 28, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/Jonathan S. Horwitz Jonathan S. Horwitz Principal Executive Officer

Date: March 28, 2013

By (Signature and Title):

/s/Steven D. Krichmar Steven D. Krichmar Principal Financial Officer

Date: March 28, 2013